                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-2794
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                              MFS SERIES TRUST III
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: January 31
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                    Date of reporting period: April 30, 2005
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

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 4/30/05

MFS(R) High Income Fund


                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

Visit MFS.COM for the latest information about your investment.

o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.

o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.

o Week in Review provides a look at key events influencing U.S. and global financial markets for the week.

o MFS Global Perspective is a commentary and analysis of markets around the globe.

o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus, annual, and semiannual reports for each fund can be accessed by clicking "Funds, prospectuses, fact sheets" on the home page. Week in Review, MFS Global Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements."

The portfolio is actively managed, and current holdings may be different.

MFS High Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 04/30/2005


ISSUER                                                                                        PAR AMOUNT             $ VALUE
----------------------------------------------------------------------------------------------------------------------------
BONDS - 93.7%
----------------------------------------------------------------------------------------------------------------------------
ADVERTISING & BROADCASTING - 4.1%
----------------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                                                  $  6,780,000      $    6,457,950
----------------------------------------------------------------------------------------------------------------------------
DIRECTV Holdings LLC, 8.375%, 2013                                                             1,813,000           1,962,572
----------------------------------------------------------------------------------------------------------------------------
Echostar DBS Corp., 6.375%, 2011                                                               7,100,000           7,011,250
----------------------------------------------------------------------------------------------------------------------------
Emmis Operating Co., 6.875%, 2012                                                              2,715,000           2,681,062
----------------------------------------------------------------------------------------------------------------------------
Granite Broadcasting Corp., 9.75%, 2010                                                        7,855,000           7,167,687
----------------------------------------------------------------------------------------------------------------------------
Innova S. de R.L., 9.375%, 2013                                                                3,750,000           4,101,563
----------------------------------------------------------------------------------------------------------------------------
Intelsat Ltd., 6.5%, 2013                                                                      1,870,000           1,481,975
----------------------------------------------------------------------------------------------------------------------------
Intelsat Ltd., 8.625%, 2015##                                                                  4,495,000           4,562,425
----------------------------------------------------------------------------------------------------------------------------
Intelsat Ltd., 0% to 2010, 9.25% to 2015##                                                     3,355,000           2,029,775
----------------------------------------------------------------------------------------------------------------------------
Lamar Media Corp., 7.25%, 2013                                                                 2,700,000           2,781,000
----------------------------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc., 8.875%, 2011                                                                     975,000           1,009,125
----------------------------------------------------------------------------------------------------------------------------
Panamsat Holding Corp., 0% to 2009, 10.375% to 2014##                                          6,710,000           4,294,400
----------------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 0% to 2006, 12.25% to 2009                                       10,205,000           9,490,650
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   55,031,434
----------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 1.2%
----------------------------------------------------------------------------------------------------------------------------
Argo Tech Corp., 9.25%, 2011                                                                $  4,115,000      $    4,403,050
----------------------------------------------------------------------------------------------------------------------------
BE Aerospace, Inc., 8.875%, 2011                                                               5,265,000           5,304,487
----------------------------------------------------------------------------------------------------------------------------
Standard Aero Holdings, Inc., 8.25%, 2014##                                                    2,145,000           2,198,625
----------------------------------------------------------------------------------------------------------------------------
TransDigm Holding Co., 8.375%, 2011                                                            4,230,000           4,314,600
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   16,220,762
----------------------------------------------------------------------------------------------------------------------------
AIRLINES - 1.0%
----------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.568%, 2006                                                    $  4,000,000      $    3,254,886
----------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.748%, 2017                                                       2,805,222           2,164,661
----------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.9%, 2017                                                         1,373,222           1,061,990
----------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.795%, 2018                                                       6,563,080           5,382,410
----------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.566%, 2020                                                       1,990,602           1,618,375
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   13,482,322
----------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 0.4%
----------------------------------------------------------------------------------------------------------------------------
Levi Strauss & Co., 12.25%, 2012                                                            $  2,985,000      $    3,164,100
----------------------------------------------------------------------------------------------------------------------------
Levi Strauss & Co., 9.75%, 2015##                                                              2,290,000           2,186,950
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    5,351,050
----------------------------------------------------------------------------------------------------------------------------
ASSET BACKED & SECURITIZED - 2.5%
----------------------------------------------------------------------------------------------------------------------------
Airplane Pass-Through Trust, 10.875%, 2019*                                                 $  5,185,425      $       15,556
----------------------------------------------------------------------------------------------------------------------------
Anthracite CDO Ltd., 6%, 2037##                                                                5,148,000           4,616,212
----------------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., 8.2905%, 2029                                                      2,786,991           2,893,154
----------------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., 8.7805%, 2029##                                                    2,000,000           1,753,984
----------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 5.44%, 2013##                                            5,000,000           5,063,277
----------------------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 7.5%, 2031                                          4,500,000           4,210,748
----------------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, FRN, 3.81%, 2025^^                                                 18,017,720           3,144,990
----------------------------------------------------------------------------------------------------------------------------
First Union National Bank Commercial Mortgage Corp., 6.75%, 2032                               2,000,000           2,059,035
----------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., 6.02%, 2033                                         4,000,000           3,801,998
----------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, 1.16%, 2030^^                              47,628,111           1,519,480
----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 1.6%, 2039##^^                                                23,489,233           1,996,585
----------------------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., 7.214%, 2027                                                   2,500,000           2,590,213
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   33,665,232
----------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 2.7%
----------------------------------------------------------------------------------------------------------------------------
Affinia Group, Inc., 9%, 2014##                                                             $  4,415,000      $    3,929,350
----------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 5.625%, 2008                                                            2,850,000           2,688,106
----------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 5.125%, 2008                                                  2,325,000           2,167,167
----------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.125%, 2008                                                  2,325,000           2,240,461
----------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.75%, 2014                                                   3,285,000           2,751,976
----------------------------------------------------------------------------------------------------------------------------
General Motors Corp., 8.375%, 2033                                                             5,185,000           3,946,718
----------------------------------------------------------------------------------------------------------------------------
INTERMET Corp., 9.75%, 2009*                                                                   3,415,000           1,707,500
----------------------------------------------------------------------------------------------------------------------------
Metaldyne Corp., 11%, 2012                                                                     3,485,000           2,648,600
----------------------------------------------------------------------------------------------------------------------------
Metaldyne Corp., 10%, 2013##                                                                   3,225,000           2,741,250
----------------------------------------------------------------------------------------------------------------------------
Navistar International Corp., 7.5%, 2011                                                       5,350,000           5,055,750
----------------------------------------------------------------------------------------------------------------------------
TRW Automotive, Inc., 9.375%, 2013                                                               753,000             779,355
----------------------------------------------------------------------------------------------------------------------------
TRW Automotive, Inc., 11%, 2013                                                                3,676,000           3,951,700
----------------------------------------------------------------------------------------------------------------------------
TRW Automotive, Inc., 11.75%, 2013                                                        EUR    895,000           1,312,769
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   35,920,702
----------------------------------------------------------------------------------------------------------------------------
BASIC INDUSTRY - 0.3%
----------------------------------------------------------------------------------------------------------------------------
Thermadyne Holdings Corp., 9.25%, 2014                                                      $  2,840,000      $    2,627,000
----------------------------------------------------------------------------------------------------------------------------
Trimas Corp., 9.875%, 2012                                                                     1,705,000           1,679,425
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    4,306,425
----------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 3.9%
----------------------------------------------------------------------------------------------------------------------------
Adelphia Communications Corp., "B", 9.25%, 2002*                                            $  1,245,000      $    1,064,475
----------------------------------------------------------------------------------------------------------------------------
CCO Holdings LLC, 8.75%, 2013                                                                  2,560,000           2,464,000
----------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 8.125%, 2009                                                               4,730,000           4,848,250
----------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 6.75%, 2012##                                                              3,855,000           3,729,712
----------------------------------------------------------------------------------------------------------------------------
Cablevision Systems Corp., 8%, 2012##                                                          3,330,000           3,321,675
----------------------------------------------------------------------------------------------------------------------------
Charter Communications, Inc., 8.625%, 2009                                                    13,435,000           9,706,787
----------------------------------------------------------------------------------------------------------------------------
Charter Communications, Inc., 9.92%, 2011                                                     12,050,000           8,495,250
----------------------------------------------------------------------------------------------------------------------------
Charter Communications, Inc., 8.375%, 2014##                                                   2,130,000           2,044,800
----------------------------------------------------------------------------------------------------------------------------
FrontierVision Holdings LP, 11.875%, 2007*                                                       250,000             337,500
----------------------------------------------------------------------------------------------------------------------------
Frontiervision Operating Partners LP, 11%, 2006*                                               6,575,000           8,679,000
----------------------------------------------------------------------------------------------------------------------------
Mediacom Broadband LLC, 9.5%, 2013                                                             4,405,000           4,217,788
----------------------------------------------------------------------------------------------------------------------------
Rogers Cable, Inc., 8.75%, 2032                                                                2,775,000           3,052,500
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   51,961,737
----------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 0.2%
----------------------------------------------------------------------------------------------------------------------------
Refco Finance Holdings LLC, 9%, 2012##                                                      $  2,810,000      $    3,034,800
----------------------------------------------------------------------------------------------------------------------------

BUILDING - 1.1%
----------------------------------------------------------------------------------------------------------------------------
Building Materials Corp. of America, 7.75%, 2014                                            $  5,490,000      $    5,318,437
----------------------------------------------------------------------------------------------------------------------------
Interface, Inc., 10.375%, 2010                                                                 3,822,000           4,089,540
----------------------------------------------------------------------------------------------------------------------------
Nortek Holdings, Inc., 8.5%, 2014                                                              4,265,000           3,774,525
----------------------------------------------------------------------------------------------------------------------------
Nortek Holdings, Inc., 0% to 2009, 10.75% to 2014##                                            4,095,000           2,047,500
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   15,230,002
----------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 1.8%
----------------------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 7.75%, 2015                                                            $  5,460,000      $    5,214,300
----------------------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 6.625%, 2016                                                              2,085,000           1,855,650
----------------------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc., 5.5%, 2008                                                          2,825,000           2,740,250
----------------------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc., 6.45%, 2029                                                         3,350,000           2,826,563
----------------------------------------------------------------------------------------------------------------------------
Northern Telecom Corp., 6.875%, 2023                                                           2,420,000           2,214,300
----------------------------------------------------------------------------------------------------------------------------
Northern Telecom Corp., 7.875%, 2026                                                           1,500,000           1,492,500
----------------------------------------------------------------------------------------------------------------------------
Xerox Corp., 7.625%, 2013                                                                      6,875,000           7,339,063
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   23,682,626
----------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 5.1%
----------------------------------------------------------------------------------------------------------------------------
ARCO Chemical Co., 9.8%, 2020                                                               $  2,670,000      $    2,950,350
----------------------------------------------------------------------------------------------------------------------------
BCP Crystal Holdings Corp., 9.625%, 2014                                                       2,487,000           2,741,917
----------------------------------------------------------------------------------------------------------------------------
Crystal U.S. Holdings LLC, 0% to 2009, 10.5% to 2014##                                         4,297,000           2,793,050
----------------------------------------------------------------------------------------------------------------------------
Crystal U.S. Holdings LLC, 0% to 2010, 10% to 2014##                                           1,238,000             829,460
----------------------------------------------------------------------------------------------------------------------------
Equistar Chemicals LP, 10.625%, 2011                                                           6,045,000           6,740,175
----------------------------------------------------------------------------------------------------------------------------
Hercules, Inc., 6.75%, 2029                                                                    4,270,000           4,152,575
----------------------------------------------------------------------------------------------------------------------------
Huntsman International LLC, 10.125%, 2009                                                      4,116,000           4,270,350
----------------------------------------------------------------------------------------------------------------------------
Huntsman International LLC, 7.375%, 2015##                                                     4,235,000           4,224,413
----------------------------------------------------------------------------------------------------------------------------
IMC Global, Inc., 10.875%, 2013                                                                2,230,000           2,631,400
----------------------------------------------------------------------------------------------------------------------------
KI Holdings, Inc., 0% to 2009, 9.875% to 2014##                                                4,655,000           2,746,450
----------------------------------------------------------------------------------------------------------------------------
Kronos International, Inc., 8.875%, 2009                                                  EUR    300,000             409,155
----------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co., 9.5%, 2008                                                           $  3,590,000           3,827,838
----------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co., 11.125%, 2012                                                           2,580,000           2,947,650
----------------------------------------------------------------------------------------------------------------------------
Nalco Co., 7.75%, 2011                                                                         1,810,000           1,846,200
----------------------------------------------------------------------------------------------------------------------------
Nalco Co., 8.875%, 2013                                                                        1,360,000           1,394,000
----------------------------------------------------------------------------------------------------------------------------
Nalco Finance Holdings LLC, 0% to 2009, 9% to 2014                                             4,754,000           3,494,190
----------------------------------------------------------------------------------------------------------------------------
Nova Chemicals Corp., 6.5%, 2012                                                               4,525,000           4,575,906
----------------------------------------------------------------------------------------------------------------------------
Resolution Performance Products LLC, 13.5%, 2010                                               2,680,000           2,901,100
----------------------------------------------------------------------------------------------------------------------------
Rhodia S.A., 8.875%, 2011                                                                      8,765,000           8,195,275
----------------------------------------------------------------------------------------------------------------------------
Rockwood Specialties Group, Inc., 10.625%, 2011                                                3,815,000           4,182,194
----------------------------------------------------------------------------------------------------------------------------
Rockwood Specialties Group, Inc., 7.5%, 2014##                                                   820,000             795,400
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   68,649,048
----------------------------------------------------------------------------------------------------------------------------
CONGLOMERATES - 0.2%
----------------------------------------------------------------------------------------------------------------------------
Invensys PLC, 9.875%, 2011##                                                                $  2,465,000      $    2,440,350
----------------------------------------------------------------------------------------------------------------------------

CONSTRUCTION - 1.3%
----------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 8%, 2009                                                                 $  5,025,000      $    5,458,291
----------------------------------------------------------------------------------------------------------------------------
Technical Olympic USA, Inc., 9%, 2010                                                          1,475,000           1,519,250
----------------------------------------------------------------------------------------------------------------------------
Technical Olympic USA, Inc., 7.5%, 2011                                                        1,740,000           1,618,200
----------------------------------------------------------------------------------------------------------------------------
Technical Olympic USA, Inc., 7.5%, 2015                                                        2,990,000           2,705,950
----------------------------------------------------------------------------------------------------------------------------
WCI Communities, Inc., 7.875%, 2013                                                            4,210,000           4,188,950
----------------------------------------------------------------------------------------------------------------------------
WCI Communities, Inc., 6.625%, 2015##                                                          2,250,000           2,047,500
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   17,538,141
----------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 2.6%
----------------------------------------------------------------------------------------------------------------------------
Bombardier Recreational Products, Inc., 8.375%, 2013                                        $  3,120,000      $    3,260,400
----------------------------------------------------------------------------------------------------------------------------
Church & Dwight Co., Inc., 6%, 2012##                                                          1,635,000           1,585,950
----------------------------------------------------------------------------------------------------------------------------
Integrated Electrical Services, Inc., 9.375%, 2009                                             3,900,000           3,100,500
----------------------------------------------------------------------------------------------------------------------------
K2, Inc., 7.375%, 2014                                                                         4,175,000           4,248,063
----------------------------------------------------------------------------------------------------------------------------
Remington Arms Co., Inc., 10.5%, 2011                                                            830,000             788,500
----------------------------------------------------------------------------------------------------------------------------
Revlon Consumer Products Corp., 9.5%, 2011##                                                   6,915,000           6,655,688
----------------------------------------------------------------------------------------------------------------------------
Safilo Capital International S.A., 9.625%, 2013##                                         EUR  7,015,000           9,025,851
----------------------------------------------------------------------------------------------------------------------------
Samsonite Corp., 8.875%, 2011                                                               $  4,220,000           4,346,600
----------------------------------------------------------------------------------------------------------------------------
Werner Holding Co., Inc., 10%, 2007                                                            1,610,000           1,118,950
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   34,130,502
----------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 1.9%
----------------------------------------------------------------------------------------------------------------------------
Crown European Holdings S.A., 10.875%, 2013                                                 $  6,145,000      $    7,020,662
----------------------------------------------------------------------------------------------------------------------------
Greif, Inc., 8.875%, 2012                                                                      4,125,000           4,393,125
----------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.875%, 2009                                             3,305,000           3,519,825
----------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.25%, 2013                                                165,000             174,900
----------------------------------------------------------------------------------------------------------------------------
Owens-Illinois, Inc., 7.8%, 2018                                                               3,035,000           3,027,413
----------------------------------------------------------------------------------------------------------------------------
Plastipak Holdings, Inc., 10.75%, 2011                                                         3,015,000           3,286,350
----------------------------------------------------------------------------------------------------------------------------
Pliant Corp., 13%, 2010                                                                        3,926,000           2,944,500
----------------------------------------------------------------------------------------------------------------------------
Pliant Corp., 0% to 2006, 11.125% to 2009                                                        525,000             464,625
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   24,831,400
----------------------------------------------------------------------------------------------------------------------------
DEFENSE ELECTRONICS - 0.6%
----------------------------------------------------------------------------------------------------------------------------
L-3 Communications Corp., 5.875%, 2015                                                      $  3,270,000      $    3,114,675
----------------------------------------------------------------------------------------------------------------------------
L-3 Communications Holdings, Inc., 6.125%, 2014                                                4,600,000           4,519,500
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    7,634,175
----------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 0.4%
----------------------------------------------------------------------------------------------------------------------------
Flextronics International Ltd., 6.5%, 2013                                                  $  4,720,000      $    4,507,600
----------------------------------------------------------------------------------------------------------------------------
Magnachip Semiconductor S.A., 8%, 2014##                                                         560,000             484,400
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    4,992,000
----------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET QUASI-SOVEREIGN - 0.5%
----------------------------------------------------------------------------------------------------------------------------
Gazprom OAO, 9.625%, 2013##                                                                 $  2,140,000      $    2,509,150
----------------------------------------------------------------------------------------------------------------------------
Gazprom OAO, 8.625%, 2034##                                                                    3,897,000           4,471,807
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    6,980,957
----------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET SOVEREIGN - 0.9%
----------------------------------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 8%, 2014                                                        $  1,476,631      $    1,472,009
----------------------------------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 8.875%, 2019                                                       4,283,000           4,240,170
----------------------------------------------------------------------------------------------------------------------------
Republic of Panama, 9.375%, 2023                                                               2,141,000           2,515,675
----------------------------------------------------------------------------------------------------------------------------
Republic of Panama, 9.375%, 2029                                                                 794,000             936,920
----------------------------------------------------------------------------------------------------------------------------
Russian Ministry of Finance, 12.75%, 2028                                                      1,759,000           3,005,955
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   12,170,729
----------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 2.4%
----------------------------------------------------------------------------------------------------------------------------
Belden & Blake Corp., 8.75%, 2012                                                           $  3,120,000      $    2,823,600
----------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 8.125%, 2011##                                                        2,770,000           2,908,500
----------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 7%, 2014                                                              4,327,000           4,435,175
----------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.375%, 2015##                                                        2,305,000           2,258,900
----------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.875%, 2016                                                          5,155,000           5,129,225
----------------------------------------------------------------------------------------------------------------------------
Encore Acquisition Co., 8.375%, 2012                                                             725,000             761,250
----------------------------------------------------------------------------------------------------------------------------
Encore Acquisition Co., 6.25%, 2014                                                            3,020,000           2,914,300
----------------------------------------------------------------------------------------------------------------------------
Kerr-McGee Corp., 6.95%, 2024                                                                  3,295,000           3,027,822
----------------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co., 6.625%, 2014                                                         2,890,000           2,861,100
----------------------------------------------------------------------------------------------------------------------------
Plains Exploration & Production Co., 7.125%, 2014                                              4,105,000           4,269,200
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   31,389,072
----------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 0.3%
----------------------------------------------------------------------------------------------------------------------------
Amerada Hess Corp., 7.3%, 2031                                                              $  4,035,000      $    4,612,227
----------------------------------------------------------------------------------------------------------------------------

ENTERTAINMENT - 1.4%
----------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 9.5%, 2011                                                         $  2,542,000      $    2,516,580
----------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 8.625%, 2012##                                                        5,280,000           5,478,000
----------------------------------------------------------------------------------------------------------------------------
Intrawest Corp., 7.5%, 2013                                                                    1,285,000           1,278,575
----------------------------------------------------------------------------------------------------------------------------
Loews Cineplex Entertainment Corp., 9%, 2014##                                                 4,350,000           4,176,000
----------------------------------------------------------------------------------------------------------------------------
Six Flags, Inc., 9.75%, 2013                                                                   6,000,000           5,250,000
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   18,699,155
----------------------------------------------------------------------------------------------------------------------------
FOOD & NON-ALCOHOLIC BEVERAGES - 1.2%
----------------------------------------------------------------------------------------------------------------------------
Burns, Philp & Co. Ltd., 9.75%, 2012                                                        $  4,740,000      $    5,166,600
----------------------------------------------------------------------------------------------------------------------------
Merisant Co., 9.5%, 2013##                                                                     1,730,000           1,409,950
----------------------------------------------------------------------------------------------------------------------------
Michael Foods, Inc., 8%, 2013                                                                  3,805,000           3,900,125
----------------------------------------------------------------------------------------------------------------------------
Smithfield Foods, Inc., 7%, 2011                                                               4,420,000           4,519,450
----------------------------------------------------------------------------------------------------------------------------
United Biscuits Finance PLC, 10.625%, 2011                                                EUR  1,000,000           1,318,816
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   16,314,941
----------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 4.8%
----------------------------------------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc., 8.55%, 2010                                                     $  2,075,000      $    1,997,187
----------------------------------------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc., 7.75%, 2011                                                        4,970,000           4,597,250
----------------------------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8.5%, 2013                                                         4,580,000           4,763,200
----------------------------------------------------------------------------------------------------------------------------
Corporacion Durango S.A. de C.V., 7.5%, 2012                                                   2,750,150           2,310,126
----------------------------------------------------------------------------------------------------------------------------
Georgia-Pacific Corp., 9.375%, 2013                                                           10,240,000          11,404,800
----------------------------------------------------------------------------------------------------------------------------
Georgia-Pacific Corp., 7.75%, 2029                                                             4,165,000           4,310,775
----------------------------------------------------------------------------------------------------------------------------
Graphic Packaging International, Inc., 9.5%, 2013                                              4,620,000           4,596,900
----------------------------------------------------------------------------------------------------------------------------
JSG Funding LLC, 11.5%, 2015++##                                                          EUR  5,309,277           5,896,335
----------------------------------------------------------------------------------------------------------------------------
Jefferson Smurfit Corp., 8.25%, 2012                                                        $  4,110,000           4,027,800
----------------------------------------------------------------------------------------------------------------------------
MDP Acquisitions PLC, 9.625%, 2012                                                             5,315,000           5,261,850
----------------------------------------------------------------------------------------------------------------------------
NewPage Corp., 12%, 2013##                                                                     2,505,000           2,404,800
----------------------------------------------------------------------------------------------------------------------------
Newark Group, Inc., 9.75%, 2014                                                                3,750,000           3,693,750
----------------------------------------------------------------------------------------------------------------------------
Norske Skog Canada Ltd., 8.625%, 2011                                                          3,885,000           3,962,700
----------------------------------------------------------------------------------------------------------------------------
Norske Skog Canada Ltd., 7.375%, 2014                                                          2,815,000           2,646,100
----------------------------------------------------------------------------------------------------------------------------
Stone Container Corp., 7.375%, 2014                                                            2,995,000           2,755,400
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   64,628,973
----------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 5.8%
----------------------------------------------------------------------------------------------------------------------------
Aztar Corp., 7.875%, 2014                                                                   $  3,375,000      $    3,535,312
----------------------------------------------------------------------------------------------------------------------------
Boyd Gaming Corp., 6.75%, 2014                                                                 5,835,000           5,747,475
----------------------------------------------------------------------------------------------------------------------------
Caesars Entertainment, Inc., 8.875%, 2008                                                      1,550,000           1,706,938
----------------------------------------------------------------------------------------------------------------------------
Caesars Entertainment, Inc., 8.125%, 2011                                                      7,715,000           8,640,800
----------------------------------------------------------------------------------------------------------------------------
Herbst Gaming, Inc., 7%, 2014##                                                                  465,000             455,700
----------------------------------------------------------------------------------------------------------------------------
Host Marriott LP, 7.125%, 2013                                                                 3,885,000           3,933,562
----------------------------------------------------------------------------------------------------------------------------
Host Marriott LP, 6.375%, 2015##                                                               2,910,000           2,768,137
----------------------------------------------------------------------------------------------------------------------------
Isle Capri Casinos, Inc., 7%, 2014                                                               445,000             431,650
----------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.5%, 2010                                                                   3,075,000           3,351,750
----------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.375%, 2011                                                                 8,115,000           8,622,188
----------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 5.875%, 2014                                                                 1,720,000           1,610,350
----------------------------------------------------------------------------------------------------------------------------
Mandalay Resort Group, 9.375%, 2010                                                            3,525,000           3,859,875
----------------------------------------------------------------------------------------------------------------------------
Meristar Hospitality Corp., 10.5%, 2009                                                        1,355,000           1,422,750
----------------------------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc., 6.75%, 2015##                                                      3,160,000           3,025,700
----------------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.25%, 2012                                                      4,855,000           4,757,900
----------------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.75%, 2013                                                      2,195,000           2,205,975
----------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 6.875%, 2013                                                     4,415,000           4,580,563
----------------------------------------------------------------------------------------------------------------------------
Scientific Games Corp., 6.25%, 2012##                                                          1,480,000           1,450,400
----------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012                                        8,555,000           9,378,419
----------------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc., 6.5%, 2014                                                              2,890,000           2,882,775
----------------------------------------------------------------------------------------------------------------------------
Wynn Las Vegas LLC, 6.625%, 2014##                                                             2,795,000           2,613,325
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   76,981,544
----------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL - 4.0%
----------------------------------------------------------------------------------------------------------------------------
Amsted Industries, Inc., 10.25%, 2011##                                                     $  6,520,000      $    6,976,400
----------------------------------------------------------------------------------------------------------------------------
Da Lite Screen Co., Inc., 9.5%, 2011                                                           4,285,000           4,681,362
----------------------------------------------------------------------------------------------------------------------------
General Binding Corp., 9.375%, 2008                                                           11,950,000          12,009,750
----------------------------------------------------------------------------------------------------------------------------
JohnsonDiversey Holding, Inc., "B", 9.625%, 2012                                               5,140,000           5,217,100
----------------------------------------------------------------------------------------------------------------------------
JohnsonDiversey Holdings, Inc., 0% to 2007, 10.67% to 2013                                     9,840,000           7,773,600
----------------------------------------------------------------------------------------------------------------------------
Knowledge Learning Corp., 7.75%, 2015##                                                        2,615,000           2,484,250
----------------------------------------------------------------------------------------------------------------------------
Milacron Escrow Corp., 11.5%, 2011                                                             5,580,000           5,970,600
----------------------------------------------------------------------------------------------------------------------------
Valmont Industries, Inc., 6.875%, 2014                                                         4,285,000           4,199,300
----------------------------------------------------------------------------------------------------------------------------
Williams Scotsman, Inc., 9.875%, 2007                                                          3,490,000           3,428,925
----------------------------------------------------------------------------------------------------------------------------
Williams Scotsman, Inc., 10%, 2008                                                             1,060,000           1,123,600
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   53,864,887
----------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 2.3%
----------------------------------------------------------------------------------------------------------------------------
Case Corp., 7.25%, 2016                                                                     $  1,480,000      $    1,369,000
----------------------------------------------------------------------------------------------------------------------------
Case New Holland, Inc., 9.25%, 2011##                                                          3,890,000           3,967,800
----------------------------------------------------------------------------------------------------------------------------
JLG Industries, Inc., 8.25%, 2008                                                              4,745,000           4,911,075
----------------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc., 10.375%, 2011                                                        EUR  2,410,000           3,418,662
----------------------------------------------------------------------------------------------------------------------------
Terex Corp., 10.375%, 2011                                                                  $  6,405,000           6,949,425
----------------------------------------------------------------------------------------------------------------------------
United Rentals, Inc., 6.5%, 2012                                                               3,175,000           3,024,188
----------------------------------------------------------------------------------------------------------------------------
United Rentals, Inc., 7.75%, 2013                                                              3,780,000           3,543,750
----------------------------------------------------------------------------------------------------------------------------
United Rentals, Inc., 7%, 2014                                                                 3,400,000           3,060,000
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   30,243,900
----------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 5.2%
----------------------------------------------------------------------------------------------------------------------------
AmerisourceBergen Corp., 7.25%, 2012                                                        $  4,260,000      $    4,600,800
----------------------------------------------------------------------------------------------------------------------------
CDRV Investors, Inc., 0% to 2010, 9.625% to 2015##                                             7,510,000           3,905,200
----------------------------------------------------------------------------------------------------------------------------
DaVita, Inc., 6.625%, 2013##                                                                   2,665,000           2,638,350
----------------------------------------------------------------------------------------------------------------------------
DaVita, Inc., 7.25%, 2015##                                                                    3,105,000           3,019,612
----------------------------------------------------------------------------------------------------------------------------
Extendicare Health Services, Inc., 6.875%, 2014                                                2,590,000           2,479,925
----------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc., 6.75%, 2014##                                             895,000             901,712
----------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 7.875%, 2011                                                                        9,860,000          10,733,971
----------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 6.375%, 2015                                                                        9,850,000           9,885,539
----------------------------------------------------------------------------------------------------------------------------
HealthSouth Corp., 7.625%, 2012                                                                3,795,000           3,643,200
----------------------------------------------------------------------------------------------------------------------------
InSight Health Services Corp., 9.875%, 2011                                                    4,365,000           4,146,750
----------------------------------------------------------------------------------------------------------------------------
Select Medical Corp., 7.625%, 2015##                                                           2,825,000           2,775,563
----------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp., 6.5%, 2012                                                             4,690,000           4,338,250
----------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp., 9.875%, 2014                                                           3,875,000           3,981,563
----------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp., 9.25%, 2015##                                                          3,575,000           3,575,000
----------------------------------------------------------------------------------------------------------------------------
Triad Hospitals, Inc., 7%, 2013                                                                3,990,000           3,980,025
----------------------------------------------------------------------------------------------------------------------------
U.S. Oncology, Inc., 10.75%, 2014                                                              3,640,000           3,913,000
----------------------------------------------------------------------------------------------------------------------------
Universal Hospital Services, Inc., 10.125%, 2011                                               1,160,000           1,174,500
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   69,692,960
----------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 0.4%
----------------------------------------------------------------------------------------------------------------------------
Warner Chilcott Corp., 8.75%, 2015##                                                        $  5,130,000      $    5,027,400
----------------------------------------------------------------------------------------------------------------------------

METALS & MINING - 1.2%
----------------------------------------------------------------------------------------------------------------------------
Acme Metals, Inc., 10.875%, 2007**                                                             2,675,000      $            0
----------------------------------------------------------------------------------------------------------------------------
Century Aluminum Co., 7.5%, 2014                                                               3,475,000           3,405,500
----------------------------------------------------------------------------------------------------------------------------
Doe Run Resources Corp., 11.75%, 2008++                                                        3,430,857           3,156,388
----------------------------------------------------------------------------------------------------------------------------
Foundation PA Coal Co., 7.25%, 2014                                                            2,845,000           2,923,237
----------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 5.875%, 2016                                                             2,805,000           2,720,850
----------------------------------------------------------------------------------------------------------------------------
Russel Metals, Inc., 6.375%, 2014                                                              4,660,000           4,427,000
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   16,632,975
----------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION - 0.6%
----------------------------------------------------------------------------------------------------------------------------
AmeriGas Partners LP, 8.875%, 2011                                                          $  5,030,000      $    5,457,550
----------------------------------------------------------------------------------------------------------------------------
AmeriGas Partners LP, 7.25%, 2015##                                                            3,050,000           3,050,000
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    8,507,550
----------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 3.5%
----------------------------------------------------------------------------------------------------------------------------
ANR Pipeline Co., 9.625%, 2021                                                              $  6,350,000      $    7,844,453
----------------------------------------------------------------------------------------------------------------------------
Colorado Interstate Gas Co., 5.95%, 2015##                                                     1,615,000           1,558,475
----------------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.625%, 2010                                                             3,805,000           3,975,571
----------------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7%, 2011                                                                 9,555,000           9,029,475
----------------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.75%, 2013                                                              7,995,000           8,054,962
----------------------------------------------------------------------------------------------------------------------------
Enterprise Products Operating LP, 6.375%, 2013                                                 2,480,000           2,644,858
----------------------------------------------------------------------------------------------------------------------------
Enterprise Products Partners LP, 5.6%, 2014                                                    4,047,000           4,070,440
----------------------------------------------------------------------------------------------------------------------------
Markwest Energy Partners LP, 6.875%, 2014##                                                    4,375,000           4,287,500
----------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc., 7.125%, 2011                                                              5,608,000           5,846,340
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   47,312,074
----------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 1.0%
----------------------------------------------------------------------------------------------------------------------------
GulfMark Offshore, Inc., 7.75%, 2014##                                                      $  3,635,000      $    3,671,350
----------------------------------------------------------------------------------------------------------------------------
Hanover Compressor Co., 9%, 2014                                                               3,785,000           3,983,712
----------------------------------------------------------------------------------------------------------------------------
Ocean Rig Norway S.A., 10.25%, 2008                                                            3,890,000           3,967,800
----------------------------------------------------------------------------------------------------------------------------
Petroleum Geo-Services A.S.A., 8%, 2006                                                        1,499,999           1,529,999
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   13,152,861
----------------------------------------------------------------------------------------------------------------------------
OILS - 0.3%
----------------------------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 7.75%, 2012                                                   $  2,035,000      $    2,187,625
----------------------------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 7.5%, 2015                                                       1,795,000           1,929,625
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    4,117,250
----------------------------------------------------------------------------------------------------------------------------
POLLUTION CONTROL - 0.5%
----------------------------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 7.875%, 2013                                              $  6,200,000      $    6,029,500
----------------------------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 6.125%, 2014                                                   930,000             813,750
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    6,843,250
----------------------------------------------------------------------------------------------------------------------------
PRECIOUS METALS & MINERALS - 0.3%
----------------------------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., 6.875%, 2014                                          $  4,602,000      $    4,325,880
----------------------------------------------------------------------------------------------------------------------------

PRINTING & PUBLISHING - 2.5%
----------------------------------------------------------------------------------------------------------------------------
Cenveo Corp., 7.875%, 2013                                                                  $  3,630,000      $    3,403,125
----------------------------------------------------------------------------------------------------------------------------
Dex Media East LLC, 12.125%, 2012                                                              2,421,000           2,847,701
----------------------------------------------------------------------------------------------------------------------------
Dex Media, Inc., 0% to 2008, 9% to 2013                                                       14,385,000          10,788,750
----------------------------------------------------------------------------------------------------------------------------
Hollinger, Inc., 12.875%, 2011##                                                               1,381,000           1,498,385
----------------------------------------------------------------------------------------------------------------------------
Lighthouse International Co. S.A., 8%, 2014##                                             EUR  3,400,000           4,330,865
----------------------------------------------------------------------------------------------------------------------------
Mail-Well Corp., 9.625%, 2012                                                               $  1,650,000           1,757,250
----------------------------------------------------------------------------------------------------------------------------
MediaNews Group, Inc., 6.875%, 2013                                                            4,185,000           4,059,450
----------------------------------------------------------------------------------------------------------------------------
WDAC Subsidiary Corp., 8.375%, 2014##                                                          4,605,000           4,179,038
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   32,864,564
----------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 0.2%
----------------------------------------------------------------------------------------------------------------------------
Kansas City Southern Railway Co., 7.5%, 2009                                                $  2,000,000      $    2,020,000
----------------------------------------------------------------------------------------------------------------------------

RESTAURANTS - 0.3%
----------------------------------------------------------------------------------------------------------------------------
Carrols Holdings Corp., 9%, 2013##                                                          $  4,315,000      $    4,422,875
----------------------------------------------------------------------------------------------------------------------------

RETAILERS - 2.4%
----------------------------------------------------------------------------------------------------------------------------
Buhrmann U.S., Inc., 7.875%, 2015##                                                         $  4,225,000      $    4,119,375
----------------------------------------------------------------------------------------------------------------------------
Couche-Tard, Inc., 7.5%, 2013                                                                  5,320,000           5,453,000
----------------------------------------------------------------------------------------------------------------------------
Dollar General Corp., 8.625%, 2010                                                             4,695,000           5,211,450
----------------------------------------------------------------------------------------------------------------------------
Duane Reade, Inc., 9.75%, 2011                                                                 2,915,000           2,506,900
----------------------------------------------------------------------------------------------------------------------------
Eye Care Centers of America, Inc., 10.75%, 2015##                                              1,480,000           1,376,400
----------------------------------------------------------------------------------------------------------------------------
Finlay Fine Jewelry Corp., 8.375%, 2012                                                        6,200,000           5,456,000
----------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp., 6.875%, 2013                                                                   2,205,000           1,901,813
----------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp., 9.25%, 2013                                                                    6,035,000           5,612,550
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   31,637,488
----------------------------------------------------------------------------------------------------------------------------
STEEL - 0.2%
----------------------------------------------------------------------------------------------------------------------------
AK Steel Holding Corp., 7.75%, 2012                                                         $  2,925,000      $    2,603,250
----------------------------------------------------------------------------------------------------------------------------
Northwestern Steel & Wire, 9.5%, 2001**                                                          680,000                   0
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    2,603,250
----------------------------------------------------------------------------------------------------------------------------
SUPERMARKETS - 0.5%
----------------------------------------------------------------------------------------------------------------------------
Jitney-Jungle Stores, 10.375%, 2007**                                                       $    500,000      $            0
----------------------------------------------------------------------------------------------------------------------------
Roundy's, Inc., 8.875%, 2012                                                                   6,265,000           6,484,275
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    6,484,275
----------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 4.7%
----------------------------------------------------------------------------------------------------------------------------
Alamosa Holdings, Inc., 0% to 2005, 12% to 2009                                             $  4,280,000      $    4,665,200
----------------------------------------------------------------------------------------------------------------------------
American Tower Corp., 9.375%, 2009                                                               194,000             202,972
----------------------------------------------------------------------------------------------------------------------------
American Tower Corp., 7.125%, 2012                                                             2,935,000           2,912,987
----------------------------------------------------------------------------------------------------------------------------
American Towers, Inc., 7.25%, 2011                                                               935,000             958,375
----------------------------------------------------------------------------------------------------------------------------
Centennial Communications Corp., 10.125%, 2013                                                 5,315,000           5,806,637
----------------------------------------------------------------------------------------------------------------------------
Crown Castle International Corp., 7.5%, 2013                                                   3,975,000           4,233,375
----------------------------------------------------------------------------------------------------------------------------
Dobson Cellular Systems, Inc., 9.875%, 2012##                                                  1,150,000           1,161,500
----------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., 8.875%, 2013                                                      1,130,000             920,950
----------------------------------------------------------------------------------------------------------------------------
Dolphin Telecom PLC, 11.5%, 2008**                                                            11,625,000                   0
----------------------------------------------------------------------------------------------------------------------------
Dolphin Telecom PLC, 14%, 2009**                                                               5,335,000                   0
----------------------------------------------------------------------------------------------------------------------------
IWO Escrow Co., FRN, 6.8906%, 2012##                                                             565,000             565,000
----------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 5.95%, 2014                                                      16,010,000          16,210,125
----------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 7.375%, 2015                                                      3,345,000           3,562,425
----------------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 6.375%, 2014                                                            2,900,000           2,776,750
----------------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 7.5%, 2015                                                              3,915,000           4,017,769
----------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.75%, 2010                                                              3,090,000           2,796,450
----------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.875%, 2010                                                             4,095,000           4,105,238
----------------------------------------------------------------------------------------------------------------------------
U.S. Unwired, Inc., 10%, 2012                                                                  3,315,000           3,638,213
----------------------------------------------------------------------------------------------------------------------------
Ubiquitel Operating Co., 9.875%, 2011                                                          3,315,000           3,588,488
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   62,122,454
----------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELINE - 5.7%
----------------------------------------------------------------------------------------------------------------------------
AT&T Corp., 7.3%, 2011                                                                      $  2,900,000      $    3,309,625
----------------------------------------------------------------------------------------------------------------------------
Cincinnati Bell, Inc., 8.375%, 2014                                                            4,305,000           4,100,512
----------------------------------------------------------------------------------------------------------------------------
Cincinnati Bell, Inc., 8.375%, 2014##                                                            745,000             709,612
----------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25%, 2011                                                       7,131,000           7,719,307
----------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 6.25%, 2013                                                       2,140,000           1,995,550
----------------------------------------------------------------------------------------------------------------------------
Eircom Funding PLC, 8.25%, 2013                                                                2,640,000           2,851,200
----------------------------------------------------------------------------------------------------------------------------
Espirit Telecom Group PLC, 10.875%, 2008**                                                       370,000                   0
----------------------------------------------------------------------------------------------------------------------------
GCI, Inc., 7.25%, 2014                                                                         4,345,000           4,138,612
----------------------------------------------------------------------------------------------------------------------------
Hawaiian Telecom Communications, Inc., 9.75%, 2013##                                           1,090,000           1,083,187
----------------------------------------------------------------------------------------------------------------------------
Hawaiian Telecom Communications, Inc., 12.5%, 2015##                                             635,000             628,650
----------------------------------------------------------------------------------------------------------------------------
MCI, Inc., 6.908%, 2007                                                                        3,415,000           3,466,225
----------------------------------------------------------------------------------------------------------------------------
MCI, Inc., 7.688%, 2009                                                                        3,040,000           3,138,800
----------------------------------------------------------------------------------------------------------------------------
Qwest Capital Funding, Inc., 7.25%, 2011                                                       4,960,000           4,439,200
----------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 7.875%, 2011##                                                                    6,125,000           6,216,875
----------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 8.875%, 2012##                                                                    5,645,000           5,983,700
----------------------------------------------------------------------------------------------------------------------------
Qwest Services Corp., 13.5%, 2010##                                                           16,115,000          18,129,375
----------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., 10.125%, 2011                                                390,000             362,700
----------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., 9.25%, 2014                                                4,025,000           3,662,750
----------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., 9.25%, 2014##                                              4,015,000           3,653,650
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   75,589,530
----------------------------------------------------------------------------------------------------------------------------
TIRE & RUBBER - 0.1%
----------------------------------------------------------------------------------------------------------------------------
Cooper-Standard Automotive, Inc., 8.375%, 2014##                                            $  1,885,000      $    1,376,050
----------------------------------------------------------------------------------------------------------------------------

TOBACCO - 0.3%
----------------------------------------------------------------------------------------------------------------------------
R.J. Reynolds Tobacco Holdings, Inc., 7.25%, 2012                                           $  3,715,000      $    3,863,600
----------------------------------------------------------------------------------------------------------------------------

TRANSPORTATION - SERVICES - 0.8%
----------------------------------------------------------------------------------------------------------------------------
CHC Helicopter Corp., 7.375%, 2014                                                          $  2,830,000      $    2,759,250
----------------------------------------------------------------------------------------------------------------------------
Stena AB, 7.5%, 2013                                                                           1,785,000           1,704,675
----------------------------------------------------------------------------------------------------------------------------
Stena AB, 7%, 2016                                                                             3,425,000           3,082,500
----------------------------------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 9.375%, 2012##                                                                 826,000             830,130
----------------------------------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 12.5%, 2012                                                                  2,050,000           2,357,500
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   10,734,055
----------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 8.1%
----------------------------------------------------------------------------------------------------------------------------
AES Corp., 8.75%, 2013##                                                                    $    665,000      $      719,862
----------------------------------------------------------------------------------------------------------------------------
AES Corp., 9%, 2015##                                                                         10,055,000          10,959,950
----------------------------------------------------------------------------------------------------------------------------
Allegheny Energy Supply Co. LLC, 8.25%, 2012##                                                 4,500,000           4,792,500
----------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp., 8.5%, 2011                                                                   3,830,000           4,098,100
----------------------------------------------------------------------------------------------------------------------------
Calpine Corp., 8.5%, 2008                                                                      3,565,000           1,782,500
----------------------------------------------------------------------------------------------------------------------------
Calpine Corp., 8.75%, 2013##                                                                   8,615,000           5,944,350
----------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc., 7.25%, 2010                                                          2,790,000           3,073,333
----------------------------------------------------------------------------------------------------------------------------
DPL, Inc., 6.875%, 2011                                                                        2,640,000           2,811,600
----------------------------------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc., 9.875%, 2010##                                                          1,530,000           1,545,300
----------------------------------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc., 6.875%, 2011                                                               45,000              37,237
----------------------------------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc., 10.125%, 2013##                                                         2,555,000           2,631,650
----------------------------------------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                             4,661,000           5,259,920
----------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 6.45%, 2011                                                                 4,943,000           5,308,752
----------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 7.375%, 2031                                                                2,905,000           3,423,659
----------------------------------------------------------------------------------------------------------------------------
Midwest Generation LLC, 8.75%, 2034                                                            7,100,000           7,739,000
----------------------------------------------------------------------------------------------------------------------------
Mission Energy Holding Co., 13.5%, 2008                                                        1,975,000           2,315,688
----------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 8%, 2013##                                                                   7,557,000           7,632,570
----------------------------------------------------------------------------------------------------------------------------
Nevada Power Co., 6.5%, 2012                                                                     910,000             925,925
----------------------------------------------------------------------------------------------------------------------------
Nevada Power Co., 5.875%, 2015##                                                               2,480,000           2,405,600
----------------------------------------------------------------------------------------------------------------------------
NorthWestern Corp., 5.875%, 2014##                                                             4,425,000           4,496,371
----------------------------------------------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 8.625%, 2008                                                         6,240,000           6,552,000
----------------------------------------------------------------------------------------------------------------------------
PSEG Power LLC, 7.75%, 2011                                                                      505,000             579,775
----------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc., 6.75%, 2014                                                              1,875,000           1,659,375
----------------------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.25%, 2010                                                           3,710,000           3,793,475
----------------------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.5%, 2013                                                               90,000              93,375
----------------------------------------------------------------------------------------------------------------------------
Sierra Pacific Power Co., 6.25%, 2012                                                          2,115,000           2,109,713
----------------------------------------------------------------------------------------------------------------------------
Sierra Pacific Resources, 8.625%, 2014                                                         3,275,000           3,471,500
----------------------------------------------------------------------------------------------------------------------------
TXU Corp., 5.55%, 2014##                                                                       7,680,000           7,403,136
----------------------------------------------------------------------------------------------------------------------------
Texas Genco LLC, 6.875%, 2014##                                                                4,090,000           4,008,200
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $  107,574,416
----------------------------------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $1,272,677,411)                                                                 $1,250,893,850
----------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                            SHARES             $ VALUE
----------------------------------------------------------------------------------------------------------------------------
STOCKS - 1.3%
----------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 0.1%
----------------------------------------------------------------------------------------------------------------------------
Sind Holdings, Inc.+*                                                                             13,126      $    1,378,204
----------------------------------------------------------------------------------------------------------------------------

AUTOMOTIVE - 0.3%
----------------------------------------------------------------------------------------------------------------------------
Magna International, Inc., "A"                                                                    59,800      $    3,655,574
----------------------------------------------------------------------------------------------------------------------------
Oxford Automotive, Inc.*                                                                           1,087                   0
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    3,655,574
----------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 0.7%
----------------------------------------------------------------------------------------------------------------------------
NTL, Inc.*                                                                                        44,345      $    2,837,193
----------------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., "A"                                                              393,554           3,014,624
----------------------------------------------------------------------------------------------------------------------------
Telewest Global, Inc.*                                                                           204,105           3,784,107
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    9,635,924
----------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 0%
----------------------------------------------------------------------------------------------------------------------------
Corporacion Durango S.A. de C.V.*                                                                220,947      $      139,247
----------------------------------------------------------------------------------------------------------------------------

PHARMACEUTICALS - 0.2%
----------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                                                 93,800      $    3,179,820
----------------------------------------------------------------------------------------------------------------------------

PRINTING & PUBLISHING - 0%
----------------------------------------------------------------------------------------------------------------------------
Golden Books Family Entertainment, Inc.*                                                         206,408      $            0
----------------------------------------------------------------------------------------------------------------------------

SPECIALTY CHEMICALS - 0%
----------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc.*                                                                            539      $       16,170
----------------------------------------------------------------------------------------------------------------------------

TELEPHONE SERVICES - 0%
----------------------------------------------------------------------------------------------------------------------------
VersaTel Telecom International N.V.*                                                              19,740      $       44,817
----------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $26,262,844)                                                                   $   18,049,756
----------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                            SHARES             $ VALUE
----------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS - 0.1%
----------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0.1%
----------------------------------------------------------------------------------------------------------------------------
General Motors Corp., 5.25%                                                                       73,345      $    1,215,327
----------------------------------------------------------------------------------------------------------------------------
Total Convertible Preferred Stocks (Identified Cost, $1,271,619)                                              $    1,215,327
----------------------------------------------------------------------------------------------------------------------------

PREFERRED STOCKS - 0.8%
----------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 0.3%
----------------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 13.25%*                                                                 201      $    1,487,400
----------------------------------------------------------------------------------------------------------------------------
Spanish Broadcasting Systems, Inc., "B", 10.75%#*                                                  1,981           2,129,575
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    3,616,975
----------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 0%
----------------------------------------------------------------------------------------------------------------------------
Renaissance Cosmetics, Inc., 14%*                                                                  8,899      $            0
----------------------------------------------------------------------------------------------------------------------------

PRINTING & PUBLISHING - 0.5%
----------------------------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc., 8.625%                                                                            74,390      $    7,215,830
----------------------------------------------------------------------------------------------------------------------------

REAL ESTATE - 0%
----------------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust, "B", 8.75%                                                                  4,500      $      119,520
----------------------------------------------------------------------------------------------------------------------------

TELEPHONE SERVICES - 0%
----------------------------------------------------------------------------------------------------------------------------
PTV, Inc., "A", 10%                                                                                   98      $          299
----------------------------------------------------------------------------------------------------------------------------
Total Preferred Stocks (Identified Cost, $11,086,905)                                                         $   10,952,624
----------------------------------------------------------------------------------------------------------------------------

WARRANTS - 0%                                              STRIKE PRICE      1ST EXERCISE            SHARES          $ VALUE
----------------------------------------------------------------------------------------------------------------------------
Cybernet Internet Services (Computer Software)*                  $22.28          10/29/99             3,385         $      0
----------------------------------------------------------------------------------------------------------------------------
GT Group Telecom, Inc. (Telephone Services)*                       0.00           8/01/00            11,650                0
----------------------------------------------------------------------------------------------------------------------------
Knology, Inc. (Telecommunications - Wireline)*                     0.10          11/22/97             2,475                0
----------------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. (Business Services)*             0.14           1/28/97             5,000               15
----------------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. (Business Services)*             0.14           1/28/97            11,775               28
----------------------------------------------------------------------------------------------------------------------------
Ono Finance PLC (Broadcast & Cable TV)*                            0.00           5/31/09            12,105                0
----------------------------------------------------------------------------------------------------------------------------
Pliant Corp. (Containers)##*                                       0.01           5/25/00             6,795               68
----------------------------------------------------------------------------------------------------------------------------
Renaissance Cosmetics, Inc. (Consumer Goods & Services)*           0.01           8/08/96             7,189                0
----------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. (Specialty Chemicals)*                   52.00          12/31/02               876            1,402
----------------------------------------------------------------------------------------------------------------------------
Thermadyne Holdings Corp. (Machinery & Tools)*                    20.78           5/29/03            21,743            4,349
----------------------------------------------------------------------------------------------------------------------------
XM Satellite Radio, Inc. (Broadcast & Cable TV)*                  45.24           9/16/00             4,020          241,200
----------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc., "A" (Telephone Services)*                 6.25           5/27/03             2,640              924
----------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc., "B" (Telephone Services)*                 7.50           5/27/03             1,980              436
----------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc., "C" (Telephone Services)*                10.00           5/27/03             1,980              263
----------------------------------------------------------------------------------------------------------------------------
Total Warrants (Identified Cost, $1,658,846)                                                                        $248,685
----------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                            PAR AMOUNT         $ VALUE
----------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 2.6%<
----------------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets Holdings, Inc., 2.93%, due 05/02/05                                $        800      $          800
----------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 2.95%, due 5/02/05                                                 8,000               7,999
----------------------------------------------------------------------------------------------------------------------------
New Center Asset Trust, 2.95%, due 5/02/05                                                    34,353,000          34,350,185
----------------------------------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                                               $   34,358,984
----------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,347,316,609)~                                                          $1,315,719,226
----------------------------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES - 1.5%                                                                             19,966,899
----------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                           $1,335,686,125

 * Non-income producing security.
** Non-Income producing security-in default.
^^ Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
 < The rate shown represents an annualized yield at time of purchase.
 + Restricted security.
++ Payment-in-kind security.
## SEC Rule 144A restriction.
 ~ As of April 30, 2005, the fund had seventeen securities representing $1,438,577 and 0.11% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.

All amounts are stated in U.S. dollars unless otherwise indicated.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. A list of abbreviations is shown below
      EUR= Euro
      GBP= British Pound
      SEK = Swedish Krona

Abbreviations:
FRN=Floating Rate Note. The interest rate is the rate in effect as of period end.

See attached schedule. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.


MFS HIGH INCOME FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 04/30/2005


(1) Portfolio Securities
The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                                      $ 1,351,171,536
                                                                                    ===============
Gross unrealized appreciation                                                       $    28,824,855
Gross unrealized depreciation                                                           (64,277,165)
                                                                                    ---------------
              Net unrealized appreciation(depreciation)                             $   (35,452,310)
                                                                                    ===============

(2) Financial Instruments

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

                                               CONTRACTS TO                             CONTRACTS           APPRECIATION
SETTLEMENT DATE                             DELIVER/RECEIVE    IN EXCHANGE FOR          AT VALUE          (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------
SALES
-----
6/08/2005-6/27/2005  EUR                         21,665,613     $    28,034,072      $    27,911,320       $     122,752
                                                                ===============      ===============       =============

PURCHASES
---------
          6/22/2005  EUR                          1,410,904     $     1,816,175      $     1,818,092       $       1,917
          5/09/2005  GBP                            788,716           1,501,716            1,504,247               2,531
          5/06/2005  SEK                          5,253,248     $       776,487      $       735,523       $     (40,964)
                                                                ---------------      ---------------       -------------
                                                                $     4,094,378      $     4,057,862       $     (36,516)
                                                                ===============      ===============       =============

At April 30, 2005, the fund had sufficient cash and/or securities to cover any commitments under these contracts.

At April 30, 2005, the fund owned the following restricted security which was subject to legal or contractual restrictions on resale, excluding securities issued under Rule 144A, constituting 15% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The fund does not have the right to demand that such securities be registered.
The value of this security is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                                                    DATE OF         SHARE
DESCRIPTION                                       ACQUISTION        AMOUNT              COST                    VALUE
------------------------------------------------------------------------------------------------------------------------
Sind Holdings, Inc.                               12/15/1999        13,126           $4,882,381              $ 1,378,204

(C)2005 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 4/30/05

MFS(R) Municipal
High Income Fund


                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

Visit MFS.COM for the latest information about your investment.

o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.

o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.

o Week in Review provides a look at key events influencing U.S. and global financial markets for the week.

o MFS Global Perspective is a commentary and analysis of markets around the globe.

o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus, annual, and semiannual reports for each fund can be accessed by clicking "Funds, prospectuses, fact sheets" on the home page. Week in Review, MFS Global Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements."

The portfolio is actively managed, and current holdings may be different.

MFS Municipal High Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 04/30/2005

ISSUER                                                                                        PAR AMOUNT             $ VALUE
----------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 97.8%
----------------------------------------------------------------------------------------------------------------------------
AIRPORT & PORT REVENUE - 0.8%
----------------------------------------------------------------------------------------------------------------------------
Chicago, IL, O'Hare International Airport Rev., "A", RITES, FSA, 8.206%, 2022+++            $  6,250,000      $    7,759,125
----------------------------------------------------------------------------------------------------------------------------
Denver, CO, City & County Airport Rev., RITES, AMBAC, 8.69%, 2017+++                           2,500,000           3,028,250
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   10,787,375
----------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.4%
----------------------------------------------------------------------------------------------------------------------------
Red River Authority, TX, Pollution Control Rev. (Celanese Project), 6.7%, 2030              $  5,380,000      $    5,669,175
----------------------------------------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS - GENERAL PURPOSE - 3.6%
----------------------------------------------------------------------------------------------------------------------------
Cranston, RI, FGIC, 6.375%, 2014                                                            $    855,000      $      982,677
----------------------------------------------------------------------------------------------------------------------------
Delaware County, OH, 6.25%, 2010++++                                                           1,000,000           1,166,300
----------------------------------------------------------------------------------------------------------------------------
Little Rock, AR, Capital Improvement Rev., 5.7%, 2018                                            810,000             838,026
----------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA, RITES, FGIC, 7.285%, 2015+++                                                  5,310,000           6,770,038
----------------------------------------------------------------------------------------------------------------------------
New York City , NY, "M", 5%, 2035                                                             11,200,000          11,597,936
----------------------------------------------------------------------------------------------------------------------------
New York City, NY, 6.125%, 2006++++                                                            5,000,000           5,203,850
----------------------------------------------------------------------------------------------------------------------------
New York City, NY, FGIC, 5.875%, 2024                                                          7,000,000           7,354,900
----------------------------------------------------------------------------------------------------------------------------
New York City, NY, FGIC, 6.125%, 2025                                                          8,000,000           8,612,480
----------------------------------------------------------------------------------------------------------------------------
State of Florida, Department of Transportation, RITES, 6.775%, 2017+++                         2,300,000           2,624,806
----------------------------------------------------------------------------------------------------------------------------
State of Massachusetts, ROLS, 7.649%, 2011++++,+++                                             2,000,000           2,456,880
----------------------------------------------------------------------------------------------------------------------------
West Warwick, RI, 7.45%, 2013                                                                    495,000             509,741
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   48,117,634
----------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 0.5%
----------------------------------------------------------------------------------------------------------------------------
Bergen County, NJ, Improvement Authority School District Rev. (Township of Wyckoff
Board of Education), 5%, 2032                                                               $    540,000      $      570,661
----------------------------------------------------------------------------------------------------------------------------
Birmingham, AL, 5.75%, 2019                                                                    1,000,000           1,109,100
----------------------------------------------------------------------------------------------------------------------------
District of Columbia, "A", 6%, 2007++++                                                        5,000,000           5,416,750
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    7,096,511
----------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 3.5%
----------------------------------------------------------------------------------------------------------------------------
Aledo, TX, Independent School District, School Building, "A", PSF, 5.125%, 2033             $  2,815,000      $    2,961,887
----------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Board of Education, RITES, FGIC, 7.265%, 2020+++                                  7,910,000          10,027,665
----------------------------------------------------------------------------------------------------------------------------
Forsyth County, GA, School District, 6%, 2010++++                                              1,700,000           1,943,508
----------------------------------------------------------------------------------------------------------------------------
Fort Bend, TX, Independent School District, "A", PSF, 5.25%, 2027                              2,825,000           3,028,400
----------------------------------------------------------------------------------------------------------------------------
Houston, TX, Independent School District, RITES, PSF, 7.275%, 2017+++                          5,000,000           5,713,000
----------------------------------------------------------------------------------------------------------------------------
Kane Cook & Dupage Counties, IL, 6.5%, 2011++++                                                1,355,000           1,587,735
----------------------------------------------------------------------------------------------------------------------------
Kane Cook & Dupage Counties, IL, FSA, 6.375%, 2011++++                                         1,255,000           1,462,502
----------------------------------------------------------------------------------------------------------------------------
Lake County, IL, FGIC, 6%, 2008++++                                                            2,500,000           2,757,750
----------------------------------------------------------------------------------------------------------------------------
Leander, TX, Independent School District, Capital Appreciation, Refunding, School
Building, FGIC, 0%, 2026                                                                       3,780,000           1,236,098
----------------------------------------------------------------------------------------------------------------------------
Leander, TX, Independent School District, Capital Appreciation, Refunding, School
Building, FGIC, 0%, 2031                                                                       3,820,000             923,714
----------------------------------------------------------------------------------------------------------------------------
Leander, TX, Independent School District, PSF, 0%, 2029                                        7,310,000           1,913,100
----------------------------------------------------------------------------------------------------------------------------
Leander, TX, Independent School District, PSF, 0%, 2030                                        6,480,000           1,596,931
----------------------------------------------------------------------------------------------------------------------------
McHenry & Lake County, IL, FSA, 6.125%, 2010++++                                               1,700,000           1,915,458
----------------------------------------------------------------------------------------------------------------------------
Snyder, TX, Independent School District, School Building, AMBAC, 5.25%, 2030                   2,150,000           2,290,309
----------------------------------------------------------------------------------------------------------------------------
State of Florida, Board of Education, RITES, FGIC, 7.295%, 2012+++                             1,500,000           1,856,340
----------------------------------------------------------------------------------------------------------------------------
State of Florida, Board of Education, RITES, FGIC, 7.295%, 2013+++                             5,000,000           6,243,900
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   47,458,297
----------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 21.8%
----------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (South Hills Health
Systems), "B", 6.75%, 2025                                                                  $  1,200,000      $    1,279,764
----------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny
Health), 9.25%, 2030                                                                           6,100,000           7,179,334
----------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny
Health), "B", 9.25%, 2022                                                                      3,360,000           3,963,322
----------------------------------------------------------------------------------------------------------------------------
Athens County, OH, Hospital Facilities Rev. (O'Bleness Memorial Hospital), "A",
7.125%, 2033                                                                                   2,500,000           2,614,750
----------------------------------------------------------------------------------------------------------------------------
Baldwin County, AL, Eastern Shore Health Care Authority Rev. (Thomas Hospital),
6.75%, 2015                                                                                      500,000             514,635
----------------------------------------------------------------------------------------------------------------------------
Baldwin County, AL, Eastern Shore Health Care Authority Rev. (Thomas Hospital),
5.75%, 2027                                                                                    1,600,000           1,593,920
----------------------------------------------------------------------------------------------------------------------------
Brookhaven, NY, Industrial Development Agency Rev. (Memorial Hospital Medical
Center Inc.), "A", 8.25%, 2030                                                                 2,500,000           2,711,750
----------------------------------------------------------------------------------------------------------------------------
California Valley Health Systems, COP, 6.875%, 2023                                            2,185,000           2,205,998
----------------------------------------------------------------------------------------------------------------------------
Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev
(Women's Christian Assn.), "A", 6.35%, 2017                                                    1,270,000           1,295,324
----------------------------------------------------------------------------------------------------------------------------
Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev
(Women's Christian Assn.), "A", 6.4%, 2029                                                     3,430,000           3,440,736
----------------------------------------------------------------------------------------------------------------------------
Chemung County, NY, Civic Facilities Rev. (St. Joseph's Hospital-Elmira), "A", 6%, 2013        1,995,000           2,020,556
----------------------------------------------------------------------------------------------------------------------------
Chemung County, NY, Civic Facilities Rev. (St. Joseph's Hospital-Elmira), "B", 6.35%, 2013     1,460,000           1,502,471
----------------------------------------------------------------------------------------------------------------------------
Chester County, PA, Health & Educational Facilities Rev. (Chester County Hospital),
"A", 6.75%, 2031                                                                               2,500,000           2,657,525
----------------------------------------------------------------------------------------------------------------------------
Citrus County, FL, Hospital Development Authority Rev. (Citrus Memorial Hospital),
6.25%, 2023                                                                                      985,000           1,051,310
----------------------------------------------------------------------------------------------------------------------------
Coffee County, GA, Hospital Authority Rev. (Coffee Regional Medical Center, Inc.),
5%, 2026                                                                                         110,000             111,609
----------------------------------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Parkview Hospital), 6%, 2005++++                    4,695,000           4,841,531
----------------------------------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Parkview Hospital), 6%, 2016                        2,305,000           2,379,106
----------------------------------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Parkview Medical Center), 6.5%, 2020                  770,000             859,274
----------------------------------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Portercare Adventist Health Systems),
6.625%, 2026                                                                                   2,200,000           2,459,886
----------------------------------------------------------------------------------------------------------------------------
Comal County, TX, Health Facilities Development Rev. (McKenna Memorial Hospital),
"A", 6.125%, 2022                                                                              2,000,000           2,149,420
----------------------------------------------------------------------------------------------------------------------------
Crittenden County, AR, Hospital Rev., Refunding & Improvement, 7.15%, 2025                     1,165,000           1,175,765
----------------------------------------------------------------------------------------------------------------------------
Cuyahoga County, OH, Hospital Facilities Rev. (Canton, Inc.), 7.5%, 2030                       5,020,000           5,656,988
----------------------------------------------------------------------------------------------------------------------------
Denver, CO, Health & Hospital Authority Rev., 5.375%, 2018                                     3,700,000           3,809,261
----------------------------------------------------------------------------------------------------------------------------
Denver, CO, Health & Hospital Authority Rev., 5.375%, 2028                                       950,000             956,650
----------------------------------------------------------------------------------------------------------------------------
Denver, CO, Health & Hospital Authority Rev., "A", 6%, 2023                                      750,000             789,840
----------------------------------------------------------------------------------------------------------------------------
District of Columbia, Health & Hospital Authority Rev. (Medstar University Hospital),
"D", 6.875%, 2007++++                                                                          3,875,000           4,151,791
----------------------------------------------------------------------------------------------------------------------------
Gaylord, MI, Hospital Finance Authority Rev. (Otsego Memorial Hospital), 6.2%, 2025              750,000             748,050
----------------------------------------------------------------------------------------------------------------------------
Gaylord, MI, Hospital Finance Authority Rev. (Otsego Memorial Hospital), 6.5%, 2031              865,000             865,813
----------------------------------------------------------------------------------------------------------------------------
Grand Forks, ND, Health Care Authority Rev. (Altru Health Systems Obligated Group),
7.125%, 2024                                                                                   2,250,000           2,470,140
----------------------------------------------------------------------------------------------------------------------------
Highlands County, FL, Health Facilities Authority Rev. (Adventist/Sunbelt Hospital),
6%, 2031                                                                                       3,000,000           3,271,020
----------------------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Sinai Health), FHA, 5.15%, 2037                     2,500,000           2,591,875
----------------------------------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority, Hospital Rev. (Community Hospital
Project), "A", AMBAC, 5%, 2035                                                                 5,220,000           5,398,420
----------------------------------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority, Hospital Rev. (Munster Medical
Research Foundation, Inc.), 6.375%, 2031                                                       8,950,000           9,471,516
----------------------------------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority, Hospital Rev. (Munster Medicial
Research Foundation, Inc.), 6.375%, 2021                                                       3,300,000           3,480,114
----------------------------------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority, Hospital Rev. (Riverview Hospital),
6.125%, 2031                                                                                   3,750,000           3,951,487
----------------------------------------------------------------------------------------------------------------------------
Joplin, MO, Industrial Development Authority Health Facilities Rev. (Freeman Health
Systems), 5.5%, 2029                                                                           1,290,000           1,346,799
----------------------------------------------------------------------------------------------------------------------------
Joplin, MO, Industrial Development Authority Health Facilities Rev. (Freeman Health
Systems), 5.75%, 2035                                                                          1,395,000           1,496,179
----------------------------------------------------------------------------------------------------------------------------
Kentucky Economic Development Finance Authority, Health Systems Rev. (Norton
Healthcare, Inc.), 6.5%, 2020                                                                  5,000,000           5,539,750
----------------------------------------------------------------------------------------------------------------------------
Kentucky Economic Development Finance Authority, Health Systems Rev. (Norton
Healthcare, Inc.), 6.625%, 2028                                                                2,000,000           2,193,420
----------------------------------------------------------------------------------------------------------------------------
Knox County, TN, Health Educational Housing Facilities Board, Hospital Facilities Rev
(Baptist Health Systems), 6.5%, 2031                                                           5,350,000           5,596,421
----------------------------------------------------------------------------------------------------------------------------
Lufkin, TX, Health Facilities Rev. (Memorial Health System of East Texas), 6.875%, 2026        1,305,000           1,365,696
----------------------------------------------------------------------------------------------------------------------------
Lufkin, TX, Health Facilities Rev. (Memorial Health System of East Texas), 5.7%, 2028          3,305,000           3,407,686
----------------------------------------------------------------------------------------------------------------------------
Macomb County, MI, Hospital Finance Authority Rev. (Mount Clemens General
Hospital), 5.75%, 2025                                                                         2,000,000           2,015,080
----------------------------------------------------------------------------------------------------------------------------
Macomb County, MI, Hospital Finance Authority Rev. (Mount Clemens General
Hospital), 5.875%, 2034                                                                        4,345,000           4,342,697
----------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland
Medical System), 6.75%, 2030                                                                   1,000,000           1,138,630
----------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), 6.5%, 2012     1,500,000           1,665,285
----------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), 5.7%, 2015     3,500,000           3,631,320
----------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital),
5.25%, 2018                                                                                    4,600,000           4,375,290
----------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Milford Whitinsville
Hospital), 6.35%, 2032                                                                         1,450,000           1,549,035
----------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (North Adams Regional
Hospital), "C", 6.625%, 2018                                                                   1,405,000           1,437,062
----------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Northern Berkshire
Health), "B", 6.375%, 2034                                                                     1,510,000           1,520,117
----------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Saints Memorial
Medical Center), 6%, 2023                                                                     12,530,000          12,578,867
----------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (University of
Massachusetts Memorial Hospital), 6.5%, 2021                                                     500,000             540,940
----------------------------------------------------------------------------------------------------------------------------
Mecosta County, MI, General Hospital Rev., 6%, 2018                                            1,200,000           1,204,800
----------------------------------------------------------------------------------------------------------------------------
Miami Beach, FL, Health Facilities Rev. (Mount Sinai Medical Center), 6.75%, 2029              2,490,000           2,764,946
----------------------------------------------------------------------------------------------------------------------------
Miami Beach, FL, Health Facilities Rev. (Mount Sinai Medical Center), "A", 6.7%, 2019          3,505,000           3,852,135
----------------------------------------------------------------------------------------------------------------------------
Michigan Hospital Finance Authority Rev. (Memorial Healthcare Center), 5.875%, 2021            1,000,000           1,071,590
----------------------------------------------------------------------------------------------------------------------------
Mississippi Business Finance Corp., Health Facilities Rev. (Rush Medical Foundation,
Inc.), 5.375%, 2015                                                                              700,000             691,453
----------------------------------------------------------------------------------------------------------------------------
Mississippi Business Finance Corp., Health Facilities Rev. (Rush Medical Foundation,
Inc.), 5.625%, 2023                                                                              250,000             244,755
----------------------------------------------------------------------------------------------------------------------------
Montgomery, AL, Special Care Facilities, Financing Authority Rev. (Baptist Health), "A-
2", MBIA, 0% to 2007, 5% to 2022                                                               5,100,000           4,676,700
----------------------------------------------------------------------------------------------------------------------------
Montgomery, AL, Special Care Facilities, Financing Authority Rev. (Baptist Health),
"C", 5.25%, 2029                                                                               2,240,000           2,278,595
----------------------------------------------------------------------------------------------------------------------------
New Hampshire Health & Educational Facilities Authority Rev. (Covenant Health),
6.5%, 2017                                                                                     4,445,000           5,086,369
----------------------------------------------------------------------------------------------------------------------------
New Hampshire Higher Educational & Health Facilities Authority Rev. (Catholic
Medical Center), 6.125%, 2032                                                                  1,500,000           1,568,520
----------------------------------------------------------------------------------------------------------------------------
New Hampshire Higher Educational & Health Facilities Authority Rev. (Littleton
Regional Hospital), 5.9%, 2018                                                                 1,750,000           1,729,980
----------------------------------------------------------------------------------------------------------------------------
New Hampshire Higher Educational & Health Facilities Authority Rev. (Littleton
Regional Hospital), "B", 5%, 2008                                                                550,000             538,659
----------------------------------------------------------------------------------------------------------------------------
New Jersey Health Care Facilities, Financing Authority Rev. (Palisades Medical
Center), 6.625%, 2031                                                                          1,115,000           1,200,621
----------------------------------------------------------------------------------------------------------------------------
New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter's University
Hospital), 6.875%, 2030                                                                        4,000,000           4,442,400
----------------------------------------------------------------------------------------------------------------------------
New York City, NY, Industrial Development Agency, Civic Facilities Rev. (Staten
Island University Hospital), "A", 6.375%, 2031                                                   500,000             500,545
----------------------------------------------------------------------------------------------------------------------------
New York City, NY, Industrial Development Agency, Civic Facilities Rev. (Staten
Island University Hospital), "B", 6.375%, 2031                                                 1,480,000           1,481,613
----------------------------------------------------------------------------------------------------------------------------
New York City, NY, Industrial Development Agency, Civic Facilities Rev. (Staten
Island University Hospital), "C", 6.45%, 2032                                                    940,000             946,599
----------------------------------------------------------------------------------------------------------------------------
Ohio County, WV, County Commission Health System Rev. (Ohio Valley Medical
Center), 5.75%, 2013                                                                           5,000,000           4,746,200
----------------------------------------------------------------------------------------------------------------------------
Oklahoma Development Finance Authority Rev. (Comanche County Hospital), 6%, 2014               2,400,000           2,691,024
----------------------------------------------------------------------------------------------------------------------------
Oklahoma Development Finance Authority Rev. (Comanche County Hospital), 6.6%, 2031             4,080,000           4,500,934
----------------------------------------------------------------------------------------------------------------------------
Peninsula Ports Authority Rev. (Whittaker Memorial), FHA, 8.7%, 2023                             490,000             583,267
----------------------------------------------------------------------------------------------------------------------------
Rhode Island Health & Education Building Rev., Hospital Financing (Lifespan
Obligated Group), 6.5%, 2032                                                                   9,000,000          10,047,060
----------------------------------------------------------------------------------------------------------------------------
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare Systems, Inc.), 6.375%, 2014          1,395,000           1,405,128
----------------------------------------------------------------------------------------------------------------------------
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare Systems, Inc.), 6.5%, 2027            1,855,000           1,835,114
----------------------------------------------------------------------------------------------------------------------------
Russell, KY (Franciscan Sisters of the Poor), 8.1%, 2006++++                                     310,000             328,631
----------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist
Healthcare), 6%, 2012++++                                                                        750,000             876,518
----------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist
Healthcare), 6%, 2012++++                                                                      1,255,000           1,466,706
----------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist
Healthcare), 6.25%, 2012++++                                                                   1,250,000           1,480,988
----------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist
Healthcare), ETM, 6%, 2016++++                                                                   450,000             520,290
----------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist
Healthcare), ETM, 6%, 2017++++                                                                   745,000             858,255
----------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist
Healthcare), ETM, 6.25%, 2018++++                                                                750,000             872,318
----------------------------------------------------------------------------------------------------------------------------
Sierra View, CA, Local Health Care District Rev., 5.4%, 2022                                   3,000,000           3,130,680
----------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev
(Palmetto Health Alliance), 6.25%, 2031                                                        2,725,000           2,965,972
----------------------------------------------------------------------------------------------------------------------------
South Carolina Medical University, Hospital Facilities Rev, "A", MBIA, 5%, 2031                1,995,000           2,069,852
----------------------------------------------------------------------------------------------------------------------------
Southwestern Illinois Development Authority Rev. (Anderson Hospital), 5.375%, 2015               885,000             935,551
----------------------------------------------------------------------------------------------------------------------------
Southwestern Illinois Development Authority Rev. (Anderson Hospital), 5.5%, 2020               1,625,000           1,709,370
----------------------------------------------------------------------------------------------------------------------------
Southwestern Illinois Development Authority Rev. (Anderson Hospital), 5.625%, 2029             1,330,000           1,373,890
----------------------------------------------------------------------------------------------------------------------------
Springfield, TN, Health & Educational Facilities Rev. (Northcrest Medical Center),
5.25%, 2018                                                                                    3,500,000           3,509,240
----------------------------------------------------------------------------------------------------------------------------
Springfield, TN, Health & Educational Facilities Rev. (Northcrest Medical Center),
5.375%, 2024                                                                                   4,000,000           3,959,440
----------------------------------------------------------------------------------------------------------------------------
State of Arkansas, Development Finance Authority Rev. (Washington Regional
Medical Center), 7.25%, 2020                                                                   2,500,000           2,800,000
----------------------------------------------------------------------------------------------------------------------------
Suffolk County, NY, Industrial Development Agency Rev. (Southampton Hospital),
7.25%, 2020                                                                                    3,360,000           3,461,976
----------------------------------------------------------------------------------------------------------------------------
Suffolk County, NY, Industrial Development Agency Rev. (Southampton Hospital),
7.625%, 2030                                                                                   1,480,000           1,555,569
----------------------------------------------------------------------------------------------------------------------------
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare), 6.25%, 2020         4,500,000           4,688,370
----------------------------------------------------------------------------------------------------------------------------
Texas Metro Health Facilities Development Corp., Metro Health Facilities
Development Rev. (Wilson N. Jones Memorial Hospital), 7.2%, 2021                               4,300,000           4,406,855
----------------------------------------------------------------------------------------------------------------------------
Texas Metro Health Facilities Development Corp., Metro Health Facilities
Development Rev. (Wilson N. Jones Memorial Hospital), 7.25%, 2031                              2,000,000           2,041,140
----------------------------------------------------------------------------------------------------------------------------
Tom Green County, TX, Health Facilities Rev. (Shannon Health System), 6.75%, 2021              3,150,000           3,406,662
----------------------------------------------------------------------------------------------------------------------------
Upper Illinois River Valley Development, Health Facilities Rev. (Morris Hospital),
6.625%, 2031                                                                                   1,900,000           2,089,316
----------------------------------------------------------------------------------------------------------------------------
Valley, AL, Financing Authority Rev. (Lanier Memorial Hospital), 5.45%, 2011                   1,175,000           1,187,443
----------------------------------------------------------------------------------------------------------------------------
Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional Health Center),
6.25%, 2022                                                                                    2,000,000           2,110,040
----------------------------------------------------------------------------------------------------------------------------
Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional Health Center),
6.375%, 2031                                                                                   2,595,000           2,754,151
----------------------------------------------------------------------------------------------------------------------------
Weirton, WV, Municipal Hospital Building, Commission Rev. (Weirton Hospital Medical
Center), 6.375%, 2031                                                                          3,885,000           3,921,014
----------------------------------------------------------------------------------------------------------------------------
Weslaco, TX, Health Facilities Rev. (Knapp Medical Center), 6.25%, 2032                        4,000,000           4,272,600
----------------------------------------------------------------------------------------------------------------------------
West Plains, MO, Industrial Development Authority Rev. (Ozarks Medical Center),
6.75%, 2024                                                                                      810,000             834,656
----------------------------------------------------------------------------------------------------------------------------
West Shore Pennsylvania, Hospital Authority Rev. (Holy Spirit Hospital), 6.2%, 2026            4,500,000           4,847,130
----------------------------------------------------------------------------------------------------------------------------
Wichita, KS, Hospital Authority Rev. (Via Christi Health System), 6.25%, 2020                  2,500,000           2,822,825
----------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.),
5.625%, 2029                                                                                   1,100,000           1,123,199
----------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.),
6.875%, 2030                                                                                   2,250,000           2,611,823
----------------------------------------------------------------------------------------------------------------------------
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. John's
Riverside Hospital), 6.8%, 2016                                                                1,670,000           1,743,463
----------------------------------------------------------------------------------------------------------------------------
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. John's
Riverside Hospital), 7.125%, 2031                                                              2,000,000           2,074,680
----------------------------------------------------------------------------------------------------------------------------
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. John's
Riverside Hospital), "A", 7.125%, 2031                                                         1,495,000           1,550,823
----------------------------------------------------------------------------------------------------------------------------
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. Joseph's
Hospital), 6.15%, 2015                                                                         2,000,000           1,797,800
----------------------------------------------------------------------------------------------------------------------------
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. Joseph's
Hospital), "C", 6.2%, 2020                                                                       250,000             221,990
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $  295,831,458
----------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE - 10.6%
----------------------------------------------------------------------------------------------------------------------------
Abilene, TX, Health Facilities Development Co., Retirement Facilities Rev. (Sears
----------------------------------------------------------------------------------------------------------------------------
Methodist Retirement), "A", 7%, 2033                                                        $  1,155,000      $    1,221,239
----------------------------------------------------------------------------------------------------------------------------
Arizona Health Facilities Authority Rev. (The Terraces Project), 7.75%, 2033+                  2,250,000           2,372,737
----------------------------------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Rev. (Advanced Living Technology),
7.75%, 2006                                                                                      175,000             170,035
----------------------------------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Rev. (Advanced Living Technology),
8.125%, 2016                                                                                   1,415,000           1,254,341
----------------------------------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Rev. (Advanced Living Technology),
8.5%, 2026                                                                                     3,145,000           2,749,422
----------------------------------------------------------------------------------------------------------------------------
Bridgeport, CT, Senior Living Facility Rev. (3030 Park Retirement Community), 7.25%, 2035      2,980,000           3,100,332
----------------------------------------------------------------------------------------------------------------------------
Cambria County, PA, Industrial Development Authority Rev. (Beverly Enterprises,
Inc.), 10%, 2012                                                                                 660,000             731,326
----------------------------------------------------------------------------------------------------------------------------
Chester County, PA, Industrial Development Authority Rev. (RHA Nursing Home),
8.5%, 2032                                                                                     1,185,000           1,187,026
----------------------------------------------------------------------------------------------------------------------------
Clarion, PA, Industrial Development Authority Rev. (Beverly Enterprises, Inc.), 7.5%, 2012     1,950,000           1,998,106
----------------------------------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.),
"B", 6.125%, 2033                                                                              1,500,000           1,619,520
----------------------------------------------------------------------------------------------------------------------------
Contra Costa County, CA, Residential Rental Facilities Rev. (Cypress Meadows),
7%, 2028*                                                                                        354,958              70,984
----------------------------------------------------------------------------------------------------------------------------
Cumberland County, PA, Retirement Community Rev. (Wesley Affiliated Services),
7.25%, 2035                                                                                    2,725,000           2,914,169
----------------------------------------------------------------------------------------------------------------------------
Daphne, AL, Special Care Facilities Financing Authority (1st Mortgage Presbyterian),
0%, 2008++++                                                                                  29,975,000          26,741,597
----------------------------------------------------------------------------------------------------------------------------
Daphne, AL, Special Care Facilities Financing Authority (2nd Mortgage Presbyterian),
0%, 2008++++                                                                                   4,500,000           4,014,585
----------------------------------------------------------------------------------------------------------------------------
Daphne, AL, Special Care Facilities Financing Authority (Presbyterian Hospital),
0%, 2008++++                                                                                  48,475,000          12,272,900
----------------------------------------------------------------------------------------------------------------------------
Fulton County, GA, Residential Care Facilities (Canterbury Court), "A", 6.125%, 2034           1,020,000           1,029,680
----------------------------------------------------------------------------------------------------------------------------
Grand Prairie, TX, Housing Finance Corp., Independent Senior Living Center Rev.,
7.5%, 2017                                                                                     1,900,000           1,920,159
----------------------------------------------------------------------------------------------------------------------------
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives Project),
5.75%, 2018                                                                                    2,520,000           2,517,934
----------------------------------------------------------------------------------------------------------------------------
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives Project),
9.25%, 2025                                                                                    5,675,000           6,898,757
----------------------------------------------------------------------------------------------------------------------------
Jefferson County, KY, Health Care Authority Rev. (Beverly Enterprises, Inc.),
5.875%, 2007                                                                                     115,000             115,845
----------------------------------------------------------------------------------------------------------------------------
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 6.875%, 2032                 1,250,000           1,345,388
----------------------------------------------------------------------------------------------------------------------------
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), "B", 6.25%, 2026             1,500,000           1,538,025
----------------------------------------------------------------------------------------------------------------------------
Loves Park, IL (Hoosier Care), 7.125%, 2034                                                    1,925,000           1,673,114
----------------------------------------------------------------------------------------------------------------------------
Luzerne County, PA, Industrial Development Authority Rev. (Beverly Enterprise, Inc.),
6.75%, 2008                                                                                      905,000             906,891
----------------------------------------------------------------------------------------------------------------------------
Maine Health & Higher Educational Facilities Rev. (Piper Shores), 7.5%, 2009++++               1,500,000           1,695,060
----------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev. (GF/Revere, Inc.), 8.875%, 2025                   7,005,000           7,230,911
----------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev. (Glenmeadow Retirement
Community), 8.375%, 2006++++                                                                   2,300,000           2,444,095
----------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev. (Glenmeadow Retirement
Community), 8.625%, 2006++++                                                                   3,520,000           3,747,286
----------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev. (Metro Health Foundation, Inc.),
6.75%, 2027+                                                                                   5,720,000           5,685,623
----------------------------------------------------------------------------------------------------------------------------
Millbrae, CA, Residential Facilities Rev. (Magnolia of Millbrae), "A", 7.375%, 2027            7,230,000           7,614,781
----------------------------------------------------------------------------------------------------------------------------
Monongalia County, WV, Health Facilities Rev. (Beverly Enterprises, Inc.),
5.875%, 2007                                                                                     270,000             271,985
----------------------------------------------------------------------------------------------------------------------------
Montgomery County, PA, Higher Education & Health Authority Rev
(AHF/Montgomery), 10.5%, 2020                                                                  2,220,000           2,284,047
----------------------------------------------------------------------------------------------------------------------------
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh
Continuing Care), 6.125%, 2028                                                                   750,000             783,038
----------------------------------------------------------------------------------------------------------------------------
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh
Continuing Care), 6.25%, 2035                                                                  2,050,000           2,140,528
----------------------------------------------------------------------------------------------------------------------------
New Hampshire Industrial Development Authority Rev. (Tall Pines), 11.25%, 2016*                1,265,000              13,915
----------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. (Courthouse Convalescent
Center), "A", 8.7%, 2014                                                                       1,350,000           1,353,564
----------------------------------------------------------------------------------------------------------------------------
New Jersey Health Care Facilities Financing Authority Rev. (Cherry Hill), 8%, 2027             4,000,000           4,207,760
----------------------------------------------------------------------------------------------------------------------------
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement
Community), "A", 6%, 2025                                                                        375,000             380,348
----------------------------------------------------------------------------------------------------------------------------
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement
Community), "A", 6.125%, 2035                                                                    260,000             262,059
----------------------------------------------------------------------------------------------------------------------------
Oklahoma Development Finance Authority Rev. (Inverness Village), 8%, 2032                        750,000             608,393
----------------------------------------------------------------------------------------------------------------------------
Reedley, CA, Certificate of Participation (Mennonite Home), 7.5%, 2026                         4,940,000           5,109,491
----------------------------------------------------------------------------------------------------------------------------
Santa Fe, NM, Industrial Development Rev. (Casa Real Nursing Home), 9.75%, 2013                1,455,000           1,465,985
----------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Health Educational Rev. (Germantown Village), 7.25%, 2034                   2,470,000           2,593,895
----------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Nursing Home Rev. (Beverly Enterprises, Inc.), 7.4%, 2006++++                 840,000             906,326
----------------------------------------------------------------------------------------------------------------------------
State of Hawaii, Department of Budget & Finance, Special Purpose Rev. (Kahala Nui
Senior Living Community), 8%, 2033                                                             1,500,000           1,666,470
----------------------------------------------------------------------------------------------------------------------------
Sterling, IL (Hoosier Care), 7.125%, 2034                                                      1,345,000           1,169,007
----------------------------------------------------------------------------------------------------------------------------
Waterford Township, MI, Economic Development Corp. Rev. (Canterbury Health),
6%, 2039                                                                                       3,055,000           2,484,723
----------------------------------------------------------------------------------------------------------------------------
Wilkinsburg, PA, Municipal Authority Health Rev. (Monroeville Christian/Judea),
8.25%, 2027                                                                                    7,000,000           7,022,470
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $  143,505,872
----------------------------------------------------------------------------------------------------------------------------
HUMAN SERVICES - 1.6%
----------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority (Prides Industries),
7.125%, 2016                                                                                $  1,665,000      $    1,734,897
----------------------------------------------------------------------------------------------------------------------------
Cheneyville, LA, Westside Habilitation Center Rev., 8.375%, 2013                               4,390,000           4,468,405
----------------------------------------------------------------------------------------------------------------------------
Lehigh County, PA, General Purpose Authority (Kidspeace Obligation Group),
6%, 2018                                                                                       3,550,000           3,442,115
----------------------------------------------------------------------------------------------------------------------------
Montgomery County, PA, Industrial Development Authority (Wordsworth Academy),
8%, 2024                                                                                       2,850,000           2,865,903
----------------------------------------------------------------------------------------------------------------------------
New Hampshire Higher Educational & Health Facilities Authority Rev. (Child & Family
Services), 6.125%, 2019                                                                        1,210,000           1,247,365
----------------------------------------------------------------------------------------------------------------------------
New York City Industrial Development Agency Rev. (Special Needs Facilities Pooled
Program), 6.1%, 2012                                                                           1,955,000           2,023,269
----------------------------------------------------------------------------------------------------------------------------
Orange County, FL, Health Facilities Authority Rev. (GF Project), 8.875%, 2021                 1,925,000           1,966,195
----------------------------------------------------------------------------------------------------------------------------
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare
Facilities), 9%, 2031                                                                          2,185,000           2,248,911
----------------------------------------------------------------------------------------------------------------------------
Osceola County, FL, Industrial Development Authority Rev. (Community Provider),
7.75%, 2017                                                                                      946,000             948,195
----------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Industrial Development Authority Rev., 6.125%, 2019                          1,430,000           1,068,625
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   22,013,880
----------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - AIRLINES - 2.2%
----------------------------------------------------------------------------------------------------------------------------
Alliance Airport Authority, Inc., Special Facilities Rev. (AMR Corp.), 7.5%, 2029           $  7,035,000      $    5,508,405
----------------------------------------------------------------------------------------------------------------------------
Dallas Fort Worth, TX, International Airport Facilitiy Improvement Corp. (Delta Airlines,
Inc.), 7.625%, 2021                                                                            2,585,000           1,095,213
----------------------------------------------------------------------------------------------------------------------------
Dallas Fort Worth, TX, International Airport Facility Improvement Corp. (American
Airlines, Inc.), 7.25%, 2030                                                                     890,000             669,725
----------------------------------------------------------------------------------------------------------------------------
Dallas Fort Worth, TX, International Airport Facility Improvement Corp. (American
Airlines, Inc.), 6.375%, 2035                                                                  8,050,000           5,504,187
----------------------------------------------------------------------------------------------------------------------------
Dallas Fort Worth, TX, International Airport Facility Improvement Corp. (American
Airlines, Inc.) "B", 6.05%, 2029                                                               2,495,000           2,460,170
----------------------------------------------------------------------------------------------------------------------------
Houston, TX, Airport Systems Rev., Special Facilities (Continental, Inc.) "E",
6.75%, 2029                                                                                    2,000,000           1,733,000
----------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA, Regional Airport Lease Rev. (AMR Corp.), 7%, 2012                             1,700,000           1,740,749
----------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA, Regional Airport Lease Rev. (AMR Corp.), 7.5%, 2024                           2,800,000           2,927,064
----------------------------------------------------------------------------------------------------------------------------
Metropolitan Knoxville, TN, Airport Authority Special Purpose Rev. (Northwest
Airlines), 8%, 2032                                                                            1,385,000           1,382,244
----------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority, Special Facilities Rev. (Continental
Airlines, Inc.), 6.25%, 2019                                                                   3,205,000           2,734,666
----------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority, Special Facilities Rev. (Continental
Airlines, Inc.), 6.25%, 2029                                                                   2,220,000           1,804,416
----------------------------------------------------------------------------------------------------------------------------
New York City, NY, Industrial Development Agencies Rev. (Continental Airlines, Inc.),
7.25%, 2008                                                                                      615,000             609,422
----------------------------------------------------------------------------------------------------------------------------
New York City, NY, Industrial Development Agencies Rev. (Continental Airlines, Inc.),
8%, 2012                                                                                         950,000             898,121
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   29,067,382
----------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - CHEMICALS - 0.4%
----------------------------------------------------------------------------------------------------------------------------
Power County, ID, Pollution Control Rev. (FMC Corp.), 5.625%, 2014                          $  1,000,000      $    1,019,130
----------------------------------------------------------------------------------------------------------------------------
Sweetwater County, WY, Solid Waste Disposal Rev. (FMC Corp.), "A", 7%, 2024                    3,835,000           3,876,686
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    4,895,816
----------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - ENVIRONMENTAL SERVICES - 1.6%
----------------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Browning
Ferris, Inc.), "A", 5.8%, 2016                                                                 5,000,000           4,803,800
----------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste Management, Inc.),
5.7%, 2018                                                                                       540,000             573,124
----------------------------------------------------------------------------------------------------------------------------
Henrico County, VA, Industrial Development Authority Rev. (Browning Ferris, Inc.),
5.3%, 2011                                                                                     3,000,000           3,010,860
----------------------------------------------------------------------------------------------------------------------------
Henrico County, VA, Industrial Development Authority Rev. (Browning Ferris, Inc.),
5.45%, 2014                                                                                    2,000,000           1,892,920
----------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev., Resource Recovery Rev. (Waste
Management, Inc.), 6.9%, 2029                                                                  1,700,000           1,899,172
----------------------------------------------------------------------------------------------------------------------------
Nevada Department of Business (Republic Services, Inc.), 5.625%, 2026                          2,000,000           2,158,780
----------------------------------------------------------------------------------------------------------------------------
New Morgan, PA, Industrial Development Authority, Solid Waste Disposal Rev. (New
Morgan Landfill Co, Inc./Browning Ferris, Inc.), 6.5%, 2019                                    2,500,000           2,500,275
----------------------------------------------------------------------------------------------------------------------------
Ohio Solid Waste Rev., Ohio Water Development Authority Rev. (Waste Management,
Inc.), 4.85%, 2022                                                                             3,000,000           3,076,350
----------------------------------------------------------------------------------------------------------------------------
Schuylkill County, PA, Industrial Development Authority Rev. (Waste Managment,
Inc.), 5.1%, 2019                                                                              1,000,000           1,037,930
----------------------------------------------------------------------------------------------------------------------------
Tooele County, UT, Pollution Control Rev. (Laidlaw Environmental Services),
7.55%, 2027*                                                                                $  5,000,000      $       25,000
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   20,978,211
----------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - METALS - 0.6%
----------------------------------------------------------------------------------------------------------------------------
Burns Harbor, IN, Solid Waste Disposal Facilities Rev. (Bethlehem Steel), 8%, 2024*         $ 10,455,000      $        1,045
----------------------------------------------------------------------------------------------------------------------------
Cambria County, PA, Industrial Development Authority Rev. (Bethlehem Steel),
7.5%, 2015*                                                                                    3,890,000                 389
----------------------------------------------------------------------------------------------------------------------------
Indiana Development Finance Authority Rev. (Inland Steel), 7.25%, 2011                         5,000,000           5,238,450
----------------------------------------------------------------------------------------------------------------------------
Mobile County, AL, Industrial Development Authority Rev. (Ipsco, Inc.), 6.875%, 2030           2,850,000           3,110,519
----------------------------------------------------------------------------------------------------------------------------
Ohio Solid Waste Rev. (Republic Engineered Steels, Inc.), 8.25%, 2014*                         7,000,000                   0
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    8,350,403
----------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 3.2%
----------------------------------------------------------------------------------------------------------------------------
Gulf Coast, TX, Waste Disposal Rev. (Valero Energy Corp.), 6.65%, 2032                      $  1,500,000      $    1,635,585
----------------------------------------------------------------------------------------------------------------------------
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 2017                                 6,500,000           6,789,705
----------------------------------------------------------------------------------------------------------------------------
Janesville, WI, Industrial Development Rev. (Simmons Manufacturing Co.), 7%, 2017              3,900,000           3,912,324
----------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority, Economic Development Rev. (Holt
Hauling & Warehousing), 8.4%, 2015**+                                                          4,000,000           2,080,560
----------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority, Economic Development Rev. (Holt
Hauling & Warehousing), 8.6%, 2017**+                                                          8,000,000           4,160,800
----------------------------------------------------------------------------------------------------------------------------
Park Creek Metropolitan District, CO, Rev., Custodial Receipts, CR-1, 7.875%, 2032##           4,230,000           4,394,251
----------------------------------------------------------------------------------------------------------------------------
Park Creek Metropolitan District, CO, Rev., Custodial Receipts, CR-2, 7.875%, 2032##           1,860,000           1,932,224
----------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Industrial Development Authority Rev. (Host Marriott LP), 7.75%, 2017        2,000,000           2,032,820
----------------------------------------------------------------------------------------------------------------------------
Port Corpus Christ, TX, Industrial Development Authority Rev. (Citgo Petroleum
Corp.), 8.25%, 2031                                                                            2,300,000           2,473,995
----------------------------------------------------------------------------------------------------------------------------
Spirit Lake, IA, Industrial Development Rev. (Crystal Tips, Inc.), 9.75%, 2008++++             8,509,441          10,033,141
----------------------------------------------------------------------------------------------------------------------------
Tooele County, UT, Hazardous Waste Treatment Rev. (Union Pacific Corp.), 5.7%, 2026            3,895,000           4,067,821
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   43,513,226
----------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER - 3.4%
----------------------------------------------------------------------------------------------------------------------------
Arkansas State Development Finance Authority, Industrial Facilities Rev. (Potlatch
----------------------------------------------------------------------------------------------------------------------------
Corp.), "A", 7.75%, 2025                                                                    $  1,200,000      $    1,377,468
----------------------------------------------------------------------------------------------------------------------------
Beauregard Parish, LA (Boise Cascade Corp.), 6.8%, 2027                                        3,250,000           3,509,512
----------------------------------------------------------------------------------------------------------------------------
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia Pacific
Corp.), 5.75%, 2028                                                                            1,510,000           1,529,162
----------------------------------------------------------------------------------------------------------------------------
Courtland, AL, Solid Waste Disposal Rev. (Champion International Corp.), 6.375%, 2029          2,500,000           2,561,950
----------------------------------------------------------------------------------------------------------------------------
De Soto Parish, LA, Environmental Improvement Rev. (International Paper Co.),
6.35%, 2025                                                                                    1,650,000           1,760,352
----------------------------------------------------------------------------------------------------------------------------
Delta County, MI, Economic Development Corp., Environmental Improvements Rev
(Mead Westvaco Escanaba), 6.45%, 2012++++                                                      1,100,000           1,254,869
----------------------------------------------------------------------------------------------------------------------------
Delta County, MI, Economic Development Corp., Environmental Improvements Rev
(Mead Westvaco Escanaba), "A", 6.25%, 2012++++                                                 3,100,000           3,491,344
----------------------------------------------------------------------------------------------------------------------------
Florence County, SC, Industrial Development Rev. (Stone Container Corp.), 7.375%, 2007           860,000             861,883
----------------------------------------------------------------------------------------------------------------------------
Green Bay, WI, Redevelopment Authority, Industrial Rev. (Fort James), 5.6%, 2019               1,000,000           1,014,010
----------------------------------------------------------------------------------------------------------------------------
Hodge, LA, Utilities Rev. (Stone Container Corp.), 7.45%, 2024                                 3,000,000           3,613,080
----------------------------------------------------------------------------------------------------------------------------
Maine Finance Authority, Solid Waste Recycling Facility Rev. (Bowater, Inc.),
7.75%, 2022                                                                                    8,500,000           8,577,775
----------------------------------------------------------------------------------------------------------------------------
Onondaga County, NY, Industrial Development Authority Rev., Solid Waste Disposal
Rev. (Solvay Paperboard LLC), 6.8%, 2014                                                       3,800,000           4,039,058
----------------------------------------------------------------------------------------------------------------------------
Sabine River Authority Rev., Louisiana Water Facilities (International Paper Co.),
6.2%, 2025                                                                                     2,250,000           2,454,120
----------------------------------------------------------------------------------------------------------------------------
Wabash, IN, Solid Waste Disposal Rev. (Jefferson Smurfit Corp.), 7.5%, 2026                    2,000,000           2,070,520
----------------------------------------------------------------------------------------------------------------------------
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev
(Chesapeake Corp.), 6.25%, 2019                                                                6,475,000           6,527,059
----------------------------------------------------------------------------------------------------------------------------
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev
(Chesapeake Corp.), "A", 6.375%, 2019                                                            800,000             806,392
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   45,448,554
----------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - RETAIL - 0.2%
----------------------------------------------------------------------------------------------------------------------------
Chester County, SC, Industrial Development Rev. (Springs Industries, Inc.),
7.35%, 2014                                                                                 $  1,500,000      $    1,504,890
----------------------------------------------------------------------------------------------------------------------------
Chester County, SC, Industrial Development Rev. (Springs Industries, Inc.),
7.8%, 2014                                                                                     1,025,000           1,027,778
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    2,532,668
----------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - ENTERTAINMENT & TOURISM - 1.4%
----------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev., East Valley Tourist
(Cabazon Casino)"A", 9.25%, 2020##                                                          $  3,845,000      $    4,283,253
----------------------------------------------------------------------------------------------------------------------------
Capital Trust Agency of Florida Rev. (Seminole Tribe Convention), 10%, 2033                    5,900,000           6,619,151
----------------------------------------------------------------------------------------------------------------------------
Harris County-Houston, TX, Sports Authority Rev., MBIA, 0%, 2032                               6,310,000           1,443,539
----------------------------------------------------------------------------------------------------------------------------
Long Beach, CA (Aquarium of Pacific), 6.125%, 2005++++                                         1,000,000           1,025,720
----------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank, Special Obligation (Diamond Lakes Utilities),
6.25%, 2017                                                                                    3,400,000           3,509,888
----------------------------------------------------------------------------------------------------------------------------
Sandoval County, NM (Santa Ana Pueblo), 7.75%, 2015##                                          2,005,000           2,065,491
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   18,947,042
----------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - OTHER - 1.1%
----------------------------------------------------------------------------------------------------------------------------
Austin, TX, Convention Center (Convention Enterprises, Inc.), "A", 6.6%, 2021               $  1,300,000      $    1,406,626
----------------------------------------------------------------------------------------------------------------------------
Austin, TX, Convention Center (Convention Enterprises, Inc.), "A", 6.7%, 2028                  2,000,000           2,162,540
----------------------------------------------------------------------------------------------------------------------------
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Myers University), "E", 5.6%, 2025           395,000             399,645
----------------------------------------------------------------------------------------------------------------------------
Gallery Certificate Trust, PA, Parking Rev., FSA, 4.5%, 2013##                                 2,775,000           2,776,443
----------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. (Kapowski Project), "B", 6.8%, 2018             4,000,000           4,622,960
----------------------------------------------------------------------------------------------------------------------------
Southwestern Illinois Development Authority Rev., Solid Waste Disposal Rev.,
5.9%, 2014                                                                                     2,155,000           2,203,789
----------------------------------------------------------------------------------------------------------------------------
St. Louis County, MO, Industrial Development Authority Rev. (Kiel Center
Multipurpose Arena), 7.875%, 2024                                                              1,000,000           1,001,730
----------------------------------------------------------------------------------------------------------------------------
Summit County, OH, Port Authority Building (Seville), "A", 5.1%, 2025                            620,000             620,000
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   15,193,733
----------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 3.3%
----------------------------------------------------------------------------------------------------------------------------
Alexandria, VA, Redevelopment & Housing Finance Authority Rev. (Buckingham
----------------------------------------------------------------------------------------------------------------------------
Village), 5.5%, 2029                                                                        $  3,360,000      $    3,388,627
----------------------------------------------------------------------------------------------------------------------------
Alexandria, VA, Redevelopment & Housing Finance Authority Rev. (Jefferson Village
Apartments), "B", 9%, 2018                                                                     1,825,000           1,824,617
----------------------------------------------------------------------------------------------------------------------------
Charter Mac Equity Issuer Trust, 6.625%, 2009                                                  8,000,000           8,596,400
----------------------------------------------------------------------------------------------------------------------------
Dallas Fort Worth, TX, Housing Corp., 8.5%, 2011                                               1,995,000           1,999,030
----------------------------------------------------------------------------------------------------------------------------
Florida Multi-Family Housing Finance Agency Rev. (Center Court Apartments),
8.5%, 2018                                                                                     1,495,000           1,454,500
----------------------------------------------------------------------------------------------------------------------------
GMAC Municipal Mortgage Trust, "C-1", 5.7%, 2040##                                             2,000,000           2,024,440
----------------------------------------------------------------------------------------------------------------------------
GMAC Municipal Mortgage Trust, "B-1", 5.6%, 2039##                                             4,000,000           4,120,280
----------------------------------------------------------------------------------------------------------------------------
Maplewood, RI, Housing Development Corp. (Terrace Apartments), 6.9%, 2025                      3,880,000           3,885,277
----------------------------------------------------------------------------------------------------------------------------
Memphis, TN, Educational & Housing Facilities (Wesley Highland Terrace), 8.5%, 2024            5,285,000           5,279,028
----------------------------------------------------------------------------------------------------------------------------
Munimae TE Bond Subsidiary LLC, 6.875%, 2009                                                   6,000,000           6,503,400
----------------------------------------------------------------------------------------------------------------------------
Munimae TE Bond Subsidiary LLC, 5.4%, 2049##                                                   2,000,000           1,975,260
----------------------------------------------------------------------------------------------------------------------------
Ridgeland, MS, Urban Renewal (Northbrook I & III Apartments), "A", 6.25%, 2029**               5,000,000           2,600,000
----------------------------------------------------------------------------------------------------------------------------
Texas Housing & Community Board (Harbors & Plumtree), 10%, 2026+                               1,660,000           1,585,516
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   45,236,375
----------------------------------------------------------------------------------------------------------------------------
PARKING - 0.1%
----------------------------------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA Rev., 0%, 2009++++                                               $    375,000      $      229,553
----------------------------------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA Rev., 0%, 2009++++                                                    450,000             257,747
----------------------------------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA Rev., 0%, 2009++++                                                    975,000             522,181
----------------------------------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA Rev., 0%, 2009++++                                                  1,235,000             619,476
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    1,628,957
----------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - LOCAL - 1.0%
----------------------------------------------------------------------------------------------------------------------------
California Rural Home Mortgage Finance Authority Rev., GNMA, 6.55%, 2030                    $    760,000      $      803,343
----------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Single Family Mortgage Rev., "C", GNMA, FNMA, 7.05%, 2030                            60,000              60,140
----------------------------------------------------------------------------------------------------------------------------
Cook County, IL, Single Family Mortgage Rev., "A", 0%, 2015                                      280,000              55,000
----------------------------------------------------------------------------------------------------------------------------
Corpus Christi, TX, Housing Finance Authority Rev., "B", MBIA, 0%, 2011                        3,395,000           1,856,013
----------------------------------------------------------------------------------------------------------------------------
Escambia County, FL, Single Family Housing Rev., GNMA, 6.95%, 2024                               440,000             460,750
----------------------------------------------------------------------------------------------------------------------------
Jefferson County, TX, Housing Finance Corp., MBIA, 0%, 2015                                      865,000             281,878
----------------------------------------------------------------------------------------------------------------------------
Jefferson Parish, LA, Single Family Mortgage Rev., GNMA, 6.625%, 2023                            660,000             699,646
----------------------------------------------------------------------------------------------------------------------------
Jefferson Parish, LA, Single Family Mortgage Rev., GNMA, 7.5%, 2026                              255,000             266,082
----------------------------------------------------------------------------------------------------------------------------
Jefferson Parish, LA, Single Family Mortgage Rev., GNMA, 6.75%, 2030                             825,000             875,003
----------------------------------------------------------------------------------------------------------------------------
Lee County, FL, Housing Finance Authority Rev., "A", GNMA, 7%, 2031                              145,000             146,984
----------------------------------------------------------------------------------------------------------------------------
New Castle County, DE, Single Family Mortgage Rev., FGIC, 0%, 2016                                40,000              12,765
----------------------------------------------------------------------------------------------------------------------------
Phoenix, AZ, Single Family Mortgage Rev., GNMA, 6.1%, 2028                                         5,000               5,044
----------------------------------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority, "B-1", GNMA, 7.05%, 2030                      930,000             998,848
----------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A", GNMA, 6.45%, 2029              570,000             599,498
----------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-1", GNMA,
6.875%, 2026                                                                                     840,000             865,973
----------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-3", GNMA, 6%, 2035             1,835,000           2,005,490
----------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "B-2", GNMA,
6.45%, 2033                                                                                    1,765,000           1,900,181
----------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., Mortgage Backed
Securities Program, "A-4", GNMA, 4%, 2036                                                      1,100,000           1,192,675
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   13,085,313
----------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 1.8%
----------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev."B-3", 6.55%, 2025                                 $    152,000      $      154,411
----------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "A-1", 7.4%, 2027                                     100,000             100,513
----------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "A-2", 7.15%, 2014                                     41,000              41,567
----------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "B-2", 6.1%, 2023                                     455,000             472,022
----------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "B-3", 6.55%, 2033                                    515,000             538,252
----------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "C", 6.75%, 2021                                      230,000             238,567
----------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "C-2", 5.9%, 2023                                     825,000             847,778
----------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "C-2", 6.6%, 2032                                     855,000             874,049
----------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "C-3", 7.15%, 2030                                    140,000             144,672
----------------------------------------------------------------------------------------------------------------------------
Delaware Single Family Housing Authority Rev., "A-2", 6.75%, 2024                                735,000             743,813
----------------------------------------------------------------------------------------------------------------------------
Louisiana Housing Finance Agency, Single Family Mortgage Rev., "B-2", GNMA,
7.55%, 2031                                                                                      720,000             773,993
----------------------------------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., "A", GNMA, 6.1%, 2034                                             4,100,000           4,399,833
----------------------------------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., Single Family Rev., "A-2", GNMA, 6.5%, 2032                       3,735,000           3,931,722
----------------------------------------------------------------------------------------------------------------------------
Missouri State Housing Development Commission, Single Family Mortgage Rev
(Home Loan Program), 6.35%, 2032                                                                 655,000             685,516
----------------------------------------------------------------------------------------------------------------------------
Missouri State Housing Development Commission, Single Family Mortgage Rev
(Home Loan Program), "B", GNMA, 6.7%, 2030                                                     1,125,000           1,150,414
----------------------------------------------------------------------------------------------------------------------------
Missouri State Housing Development Commission, Single Family Mortgage Rev
(Home Loan Program), GNMA, 7.45%, 2031                                                           175,000             181,585
----------------------------------------------------------------------------------------------------------------------------
Missouri State Housing Development Commission, Single Family Mortgage Rev
(Home Loan Program), GNMA, 6.85%, 2032                                                           525,000             546,536
----------------------------------------------------------------------------------------------------------------------------
Missouri State Housing Development Commission, Single Family Mortgage Rev
(Home Loan Program), GNMA, 6.75%, 2034                                                           540,000             553,986
----------------------------------------------------------------------------------------------------------------------------
New Hampshire Housing Finance Authority Rev., "B", 5.875%, 2030                                  510,000             521,042
----------------------------------------------------------------------------------------------------------------------------
New Hampshire Housing Finance Authority Rev., "B", 6.3%, 2031                                    475,000             483,522
----------------------------------------------------------------------------------------------------------------------------
New Mexico Mortgage Finance Authority Rev., "B-2", GNMA, 6.35%, 2033                             835,000             890,319
----------------------------------------------------------------------------------------------------------------------------
North Dakota Housing Finance Agency Rev., Housing Finance, "A", 5%, 2033                       1,860,000           1,879,809
----------------------------------------------------------------------------------------------------------------------------
Oklahoma Housing Finance Agency, Single Family, 7.55%, 2028                                      375,000             403,031
----------------------------------------------------------------------------------------------------------------------------
Texas Housing & Community Affairs, Residential Mortgage Rev., GNMA, 7.1%, 2021                 2,995,000           3,221,362
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   23,778,314
----------------------------------------------------------------------------------------------------------------------------
SOLID WASTE REVENUE - 1.0%
----------------------------------------------------------------------------------------------------------------------------
Delaware County, PA, Industrial Development Authority Rev., Resource Recovery
Facilities (American Ref-Fuel Co.), "A", 6.2%, 2019                                         $  3,900,000      $    4,034,745
----------------------------------------------------------------------------------------------------------------------------
Hudson County, NJ, Solid Waste System Rev., 6%, 2019                                           2,000,000           2,015,800
----------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev., Resource Recovery Rev. (Ogden
Haverhill Associates), 5.5%, 2013                                                              2,475,000           2,524,649
----------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev., Resource Recovery Rev. (Ogden
Haverhill Associates), 5.6%, 2019                                                              5,425,000           5,502,469
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   14,077,663
----------------------------------------------------------------------------------------------------------------------------
STATE & AGENCY - OTHER - 0.3%
----------------------------------------------------------------------------------------------------------------------------
West Virginia, Higher Education Facilities Rev., "B", FGIC, 5%, 2034                        $  3,730,000      $    3,896,134
----------------------------------------------------------------------------------------------------------------------------

STATE & LOCAL AGENCIES - 4.5%
----------------------------------------------------------------------------------------------------------------------------
Alabama Building Renovation Authority, AMBAC, 6%, 2017                                      $  1,805,000      $    2,050,011
----------------------------------------------------------------------------------------------------------------------------
Alabama Building Renovation Authority, AMBAC, 6%, 2018                                         1,155,000           1,311,283
----------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Public Building Commission Rev., RITES, FGIC, 9.257%, 2017+++                     4,500,000           5,707,890
----------------------------------------------------------------------------------------------------------------------------
College Park, GA, Industrial Development Authority Rev. (Civic Center), AMBAC,
5.75%, 2020                                                                                    3,000,000           3,376,620
----------------------------------------------------------------------------------------------------------------------------
Delaware Valley, PA, Regional Finance Authority, RITES, AMBAC, 8.625%, 2018++                  7,000,000           9,282,840
----------------------------------------------------------------------------------------------------------------------------
Essex County, NJ, RITES, FGIC, 8.411%, 2020+++                                                 6,000,000           7,571,880
----------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., "B",
AMBAC, 5%, 2043                                                                               11,260,000          11,523,934
----------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced,
"B", 5.375%, 2028                                                                              2,500,000           2,621,650
----------------------------------------------------------------------------------------------------------------------------
Harris County, TX, 5.8%, 2014                                                                  1,409,168           1,405,265
----------------------------------------------------------------------------------------------------------------------------
Harris County, TX, 5.625%, 2020                                                                2,494,849           2,516,504
----------------------------------------------------------------------------------------------------------------------------
Houston, TX, Certificates of Participation, 6.3%, 2020                                         5,000,000           5,409,200
----------------------------------------------------------------------------------------------------------------------------
King George County, VA, Industrial Development Authority Lease Rev., FSA, 5%, 2036             3,800,000           3,967,846
----------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank, Special Obligations, Hinds County Public
Improvements, FSA, 5.25%, 2035                                                                 2,080,000           2,213,765
----------------------------------------------------------------------------------------------------------------------------
Northumberland County, PA (Country Careers and Arts Center), 6.65%, 2020                       1,170,000           1,209,534
----------------------------------------------------------------------------------------------------------------------------
Northumberland County, PA (Mountain View Manor), 7%, 2020                                      1,000,000           1,051,510
----------------------------------------------------------------------------------------------------------------------------
Shawnee County, KS (Community Mental Health Center, Inc.), 5.35%, 2019                           250,000             242,113
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   61,461,845
----------------------------------------------------------------------------------------------------------------------------
STUDENT LOAN REVENUE - 0.5%
----------------------------------------------------------------------------------------------------------------------------
Access to Loans for Learning, California Student Loan Rev., 7.95%, 2030                     $  2,700,000      $    2,867,427
----------------------------------------------------------------------------------------------------------------------------
Arizona Student Loan Acquisition Authority, Student Loan Rev., 6.15%, 2029                     1,500,000           1,602,045
----------------------------------------------------------------------------------------------------------------------------
South Dakota Student Loan Rev., Education Loans, Inc., 5.6%, 2020                              2,700,000           2,801,088
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    7,270,560
----------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 0.7%
----------------------------------------------------------------------------------------------------------------------------
Black Hawk, CO, Device Tax Rev., 5.625%, 2021                                               $  2,750,000      $    2,760,037
----------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.5%, 2024                       1,000,000           1,057,130
----------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.75%, 2029                      1,795,000           1,902,377
----------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.5%, 2031                         800,000             830,320
----------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.75%, 2034                      1,195,000           1,253,937
----------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., 6%, 2006                                           500,000             511,265
----------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "E", 5.875%, 2018                                1,500,000           1,556,595
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    9,871,661
----------------------------------------------------------------------------------------------------------------------------
TAX ASSESSMENT - 3.8%
----------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Redevelopment Authority Rev. (Pittsburgh Mills), 5.1%, 2014           $    690,000      $      714,302
----------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Redevelopment Authority Rev. (Pittsburgh Mills), 5.6%, 2023                450,000             473,688
----------------------------------------------------------------------------------------------------------------------------
Broadview, IL, Tax Increment Rev., 5.25%, 2012                                                 4,180,000           4,354,640
----------------------------------------------------------------------------------------------------------------------------
Broadview, IL, Tax Increment Rev., 5.375%, 2015                                                3,400,000           3,526,480
----------------------------------------------------------------------------------------------------------------------------
Capital Region Community Development District, FL, Capital Improvement Rev., "A-2",
6.85%, 2031                                                                                      710,000             763,974
----------------------------------------------------------------------------------------------------------------------------
Capital Region Community Development District, FL, Capital Improvement Rev., "B",
5.95%, 2006                                                                                      245,000             246,940
----------------------------------------------------------------------------------------------------------------------------
Concorde Estates Community Development District, FL, Capital Improvement Rev.,
"B", 5%, 2011                                                                                    745,000             749,619
----------------------------------------------------------------------------------------------------------------------------
Double Branch Community Development District, FL, 5.6%, 2007                                     115,000             115,756
----------------------------------------------------------------------------------------------------------------------------
Fishhawk Community Development District, FL, 5.125%, 2009                                      3,080,000           3,101,776
----------------------------------------------------------------------------------------------------------------------------
Greyhawk Landing Community Development, FL, Special Assessment Rev., "B",
6.25%, 2009                                                                                      485,000             497,353
----------------------------------------------------------------------------------------------------------------------------
Heritage Harbour South Community, Development District Rev., FL, Capital
Improvement, "B", 5.4%, 2008                                                                   1,450,000           1,456,844
----------------------------------------------------------------------------------------------------------------------------
Hyland Hills Metropolitan Park & Recreation District of Colorado, 6.75%, 2015                  2,500,000           2,628,125
----------------------------------------------------------------------------------------------------------------------------
Katy, TX, Development Authority Rev., 5.8%, 2011                                               2,750,000           2,873,722
----------------------------------------------------------------------------------------------------------------------------
Katy, TX, Development Authority Rev., "B", 6%, 2018                                            4,600,000           4,805,988
----------------------------------------------------------------------------------------------------------------------------
Killarney, FL, Community Development District, "B", 5.125%, 2009                               1,875,000           1,891,875
----------------------------------------------------------------------------------------------------------------------------
Lake Elsinore, CA, Public Financing Authority, 7.1%, 2020                                      2,330,000           2,524,159
----------------------------------------------------------------------------------------------------------------------------
Lakes By The Bay South Community Development District, FL, Special Assessment,
"B", 5.3%, 2009                                                                                1,875,000           1,894,444
----------------------------------------------------------------------------------------------------------------------------
Markham, IL, Tax Increment Rev., 9%, 2012                                                      2,110,000           2,117,786
----------------------------------------------------------------------------------------------------------------------------
Middle Village, FL, Community Development District Rev., "A", 5.8%, 2022                         900,000             924,984
----------------------------------------------------------------------------------------------------------------------------
Old Palm Community Development District, FL, Special Assessment (Palm Beach
Gardens), "A", 5.9%, 2035                                                                        745,000             765,614
----------------------------------------------------------------------------------------------------------------------------
Old Palm Community Development District, FL, Special Assessment (Palm Beach
Gardens), "B", 5.375%, 2014                                                                    1,345,000           1,369,008
----------------------------------------------------------------------------------------------------------------------------
Panther Trace, FL, Community Development District Rev., 5.4%, 2008                               510,000             513,539
----------------------------------------------------------------------------------------------------------------------------
Panther Trace, FL, Community Development District Rev., "B", 6.5%, 2009                          175,000             179,058
----------------------------------------------------------------------------------------------------------------------------
Panther Trace, FL, Community Development District Rev., "B", 5%, 2010                          2,145,000           2,166,836
----------------------------------------------------------------------------------------------------------------------------
Parkway Center, FL, Community Development District Rev., "B", 5.625%, 2014                     3,705,000           3,788,955
----------------------------------------------------------------------------------------------------------------------------
Preserve At Wilderness Lake, FL, 6.2%, 2008                                                      660,000             672,395
----------------------------------------------------------------------------------------------------------------------------
Renaissance Community Development, FL, "B", 6.25%, 2008                                        1,420,000           1,461,606
----------------------------------------------------------------------------------------------------------------------------
Reunion East Community Development District, FL, Special Assessment, 5.9%, 2007                  750,000             761,333
----------------------------------------------------------------------------------------------------------------------------
Riverside County, CA, Public Financing Authority, Tax Allocation Rev., XLCA, 5%, 2037          2,000,000           2,074,380
----------------------------------------------------------------------------------------------------------------------------
Sterling Hill Community Development District, FL, Capital Improvement Rev., 5.5%, 2010         1,695,000           1,718,815
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   51,133,994
----------------------------------------------------------------------------------------------------------------------------
TOBACCO - 3.8%
----------------------------------------------------------------------------------------------------------------------------
Badger Tobacco, WI, Asset Securitization Corp., 6.125%, 2027                                $  9,850,000      $   10,082,164
----------------------------------------------------------------------------------------------------------------------------
California Statewide Financing Authority, Tobacco Settlement, 5.625%, 2029                     4,495,000           4,490,640
----------------------------------------------------------------------------------------------------------------------------
District of Columbia, Tobacco Settlement, 6.25%, 2024                                          3,630,000           3,712,292
----------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization, Tobacco Settlement, 7.8%, 2042                       3,000,000           3,445,320
----------------------------------------------------------------------------------------------------------------------------
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, "B",
5.3%, 2025                                                                                     5,000,000           4,733,300
----------------------------------------------------------------------------------------------------------------------------
Louisiana Tobacco Settlement Authority, 5.5%, 2030                                             4,915,000           4,842,995
----------------------------------------------------------------------------------------------------------------------------
Louisiana Tobacco Settlement Authority., "B", 5.875%, 2039                                     4,325,000           4,309,992
----------------------------------------------------------------------------------------------------------------------------
New Jersey Tobacco Settlement Authority, 5.75%, 2032                                           8,025,000           8,019,142
----------------------------------------------------------------------------------------------------------------------------
South Carolina Tobacco Settlement Authority, 6.375%, 2028                                      3,500,000           3,596,145
----------------------------------------------------------------------------------------------------------------------------
South Carolina Tobacco Settlement Authority, "B", 6%, 2022                                     2,500,000           2,539,775
----------------------------------------------------------------------------------------------------------------------------
Washington Tobacco Settlement Authority, 6.5%, 2026                                            1,105,000           1,154,681
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   50,926,446
----------------------------------------------------------------------------------------------------------------------------
TOLL ROADS - 4.2%
----------------------------------------------------------------------------------------------------------------------------
Arapahoe County, CO, Capital Improvement (Highway Rev.), 0%, 2005++++                       $ 69,000,000      $   14,279,550
----------------------------------------------------------------------------------------------------------------------------
E-470 Public Highway Authority, Colorado Rev., Capital Appreciation, "B", MBIA,
0%, 2027                                                                                      12,305,000           3,789,325
----------------------------------------------------------------------------------------------------------------------------
Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Rev., "A",
7.15%, 2010++++                                                                                5,000,000           6,002,050
----------------------------------------------------------------------------------------------------------------------------
New Jersey Turnpike Authority, RITES, MBIA, 7.545%, 2020+++                                    5,000,000           5,705,800
----------------------------------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA, Toll Road Rev., 0%, 2011                                         2,700,000           1,669,680
----------------------------------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA, Toll Road Rev., 0%, 2012                                         2,100,000           1,383,837
----------------------------------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA, Toll Road Rev., 0%, 2013                                         7,000,000           4,356,520
----------------------------------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA, Toll Road Rev., 0%, 2014                                         5,100,000           2,997,627
----------------------------------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA, Toll Road Rev., 0%, 2015                                         7,250,000           4,028,608
----------------------------------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA, Toll Road Rev., 0%, 2016                                         2,000,000           1,046,220
----------------------------------------------------------------------------------------------------------------------------
San Joaquin Hills, CA, Toll Road Rev. (Transportation Corridor Agency), ETM,
0%, 2011++++                                                                                  13,400,000          10,988,536
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   56,247,753
----------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX - 0.8%
----------------------------------------------------------------------------------------------------------------------------
Telluride, CO (Gondola Transit Co.), 9%, 2006++++                                           $  1,910,000      $    2,024,084
----------------------------------------------------------------------------------------------------------------------------
Telluride, CO, Real Estate Transfer Assessment Rev. (Gondola Transit Co.), ETM,
11.5%, 2012++++                                                                                6,000,000           8,731,440
----------------------------------------------------------------------------------------------------------------------------
Texas Department of Transportation, 7%, 2012                                                     147,898             149,673
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   10,905,197
----------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 2.5%
----------------------------------------------------------------------------------------------------------------------------
California Educational Facilities Authority Rev. (L.A. College of Chiropractic),
5.6%, 2017                                                                                  $  2,000,000      $    1,962,400
----------------------------------------------------------------------------------------------------------------------------
Houston, TX, Community College Systems, MBIA, 7.875%, 2025                                     9,150,000          11,644,564
----------------------------------------------------------------------------------------------------------------------------
Illinois Educational Facilities Authority Rev. (Augustana College), "A", 5.625%, 2022          1,300,000           1,392,911
----------------------------------------------------------------------------------------------------------------------------
Indiana State Educational Facilities Authority Rev. (Manchester College), 5.75%, 2018          1,000,000           1,041,520
----------------------------------------------------------------------------------------------------------------------------
Islip, NY, Community Development Agency Rev. (New York Institute of Technology),
7.5%, 2006++++                                                                                 6,000,000           6,353,040
----------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Eastern Nazarene College),
5.625%, 2019                                                                                   1,235,000           1,219,525
----------------------------------------------------------------------------------------------------------------------------
New Hampshire Higher Educational & Health Facilities Authority Rev. (Franklin Pierce
Law Center), 5.5%, 2018                                                                        1,200,000           1,261,608
----------------------------------------------------------------------------------------------------------------------------
New Hampshire Higher Educational & Health Facilities Authority Rev. (New
Hampshire College), 6.3%, 2016                                                                 1,690,000           1,760,541
----------------------------------------------------------------------------------------------------------------------------
Savannah, GA, Economic Development Authority Rev. (College of Art & Design, Inc.),
6.5%, 2009++++                                                                                 2,000,000           2,281,800
----------------------------------------------------------------------------------------------------------------------------
Savannah, GA, Economic Development Authority Rev. (College of Art & Design, Inc.),
ETM, 6.2%, 2009++++                                                                              820,000             883,829
----------------------------------------------------------------------------------------------------------------------------
State of Massachusetts, Development Finance Agency Rev. (Eastern Nazarene
College), 5.625%, 2029                                                                           500,000             483,710
----------------------------------------------------------------------------------------------------------------------------
University of Arkansas, University Rev. (UAMS Campus), "B", MBIA, 5%, 2034                       890,000             936,004
----------------------------------------------------------------------------------------------------------------------------
University of Colorado Enterprise Systems Rev., Refunding & Improvement, FGIC,
5%, 2030                                                                                       1,865,000           1,970,783
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   33,192,235
----------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - DORMITORIES - 0.1%
----------------------------------------------------------------------------------------------------------------------------
Illinois Educational Facilities Authority, Educational Advancement Fund (University
Center Project), 6.625%, 2017                                                               $  1,500,000      $    1,673,625
----------------------------------------------------------------------------------------------------------------------------

UNIVERSITIES - SECONDARY SCHOOLS - 1.5%
----------------------------------------------------------------------------------------------------------------------------
California Statewide Communities, Development Authority Rev. (Escondido Charter
High School), 7.5%, 2023                                                                    $  1,965,000      $    2,013,221
----------------------------------------------------------------------------------------------------------------------------
California Statewide Communities, Development Authority Rev. (Escondido Charter
High School), 7.5%, 2036                                                                       3,485,000           3,577,109
----------------------------------------------------------------------------------------------------------------------------
Illinois Development Finance Authority, Economic Development Rev. (Latin School of
Chicago), 5.6%, 2018                                                                             850,000             891,701
----------------------------------------------------------------------------------------------------------------------------
Illinois Development Finance Authority, Economic Development Rev. (Latin School of
Chicago), 5.65%, 2028                                                                          1,730,000           1,758,458
----------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Williston Northampton School),
6.5%, 2028                                                                                     1,400,000           1,504,174
----------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Authority Rev. (Detroit Academy of Arts & Sciences), 8%, 2031          2,700,000           2,855,898
----------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Authority Rev. (YMCA Service Learning Academy), 7.625%, 2021             550,000             592,119
----------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Authority Rev. (YMCA Service Learning Academy), 7.75%, 2031            2,450,000           2,635,465
----------------------------------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority Education Rev. (Arizona Charter
Schools), "C", 6.4%, 2013                                                                      1,065,000           1,123,117
----------------------------------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority Education Rev. (Arizona Charter
Schools), "C", 6.75%, 2031                                                                     3,000,000           3,165,030
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   20,116,292
----------------------------------------------------------------------------------------------------------------------------
UTILITIES - COGENERATION - 2.2%
----------------------------------------------------------------------------------------------------------------------------
Alaska Industrial Development & Export Authority, 5.7%, 2012                                $  1,105,000      $    1,103,486
----------------------------------------------------------------------------------------------------------------------------
Alaska Industrial Development & Export Authority, 5.875%, 2032                                 1,800,000           1,573,722
----------------------------------------------------------------------------------------------------------------------------
Carbon County, PA, Industrial Development Authority Rev. (Panther Creek Partners),
6.65%, 2010                                                                                    6,875,000           7,414,206
----------------------------------------------------------------------------------------------------------------------------
Klamath Falls, OR, Electric Rev. (Klamath Cogeneration), 6%, 2025                              6,765,000           6,834,679
----------------------------------------------------------------------------------------------------------------------------
Ohio Water Development Authority (Bay Shore Power), 5.875%, 2020                               1,900,000           1,916,245
----------------------------------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority Rev., Resources Recovery
Rev. (Northampton Generating), 6.5%, 2013                                                      2,300,000           2,329,026
----------------------------------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority Rev., Resources Recovery
Rev. (Northampton Generating), 6.6%, 2019                                                      5,000,000           5,062,800
----------------------------------------------------------------------------------------------------------------------------
Port Authority NY & NJ (KIAC), 6.75%, 2019                                                     1,750,000           1,854,510
----------------------------------------------------------------------------------------------------------------------------
Suffolk County, NY, Industrial Development Agency (Nissequogue Cogen Partners
Facility), 5.3%, 2013                                                                          1,750,000           1,755,688
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   29,844,362
----------------------------------------------------------------------------------------------------------------------------
UTILITIES - INVESTOR OWNED - 6.4%
----------------------------------------------------------------------------------------------------------------------------
Beaver County, PA, Pollution Control Rev. (Toledo Edison), 7.75%, 2020                      $  1,500,000      $    1,572,075
----------------------------------------------------------------------------------------------------------------------------
Brazos River Authority, TX, Pollution Control Rev. (Texas Utility Co.), 7.7%, 2033             2,225,000           2,621,673
----------------------------------------------------------------------------------------------------------------------------
Brazos River Authority, TX, Pollution Control Rev. (Texas Utility Co.), "B", 6.3%, 2032        1,250,000           1,344,600
----------------------------------------------------------------------------------------------------------------------------
Brazos River Authority, TX, Pollution Control Rev. (Texas Utility Co.), "C", 6.75%, 2038       2,505,000           2,737,163
----------------------------------------------------------------------------------------------------------------------------
Calcasieu Parish, LA, Industrial Development Board, Pollution Control Rev. (Entergy
Gulf States, Inc.), 5.45%, 2010                                                                4,800,000           4,868,400
----------------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Pollution Control Rev. (Southern
California Edison Co.), "B", 6.4%, 2024                                                        4,000,000           4,013,320
----------------------------------------------------------------------------------------------------------------------------
Clark County, NV, Industrial Development Authority Rev. (Nevada Power Co.), FGIC,
6.7%, 2022                                                                                     4,000,000           4,014,200
----------------------------------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (New Mexico Public Service), 5.8%, 2022                 1,390,000           1,419,065
----------------------------------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (New Mexico Public Service), 5.8%, 2022                 4,500,000           4,594,095
----------------------------------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (New Mexico Public Service), "A", 6.3%, 2016            3,240,000           3,466,573
----------------------------------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (Tucson Electric), 6.95%, 2020                          3,000,000           3,159,060
----------------------------------------------------------------------------------------------------------------------------
Forsyth, MT, Pollution Control Rev. (Portland General), 5.2%, 2033                               770,000             813,081
----------------------------------------------------------------------------------------------------------------------------
Forsyth, MT, Pollution Control Rev. (Puget Sound Energy), " A", AMBAC, 5%, 2031                3,165,000           3,290,714
----------------------------------------------------------------------------------------------------------------------------
Maricopa County, AZ, Pollution Control Rev. (El Paso Electric), 6.375%, 2015                   4,000,000           4,035,640
----------------------------------------------------------------------------------------------------------------------------
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), 4.55%, 2029          5,000,000           5,104,900
----------------------------------------------------------------------------------------------------------------------------
Matagorda County, TX, Pollution Control Rev. (Reliant Energy), 5.95%, 2030                     3,095,000           3,149,627
----------------------------------------------------------------------------------------------------------------------------
Mecklenburg County, VA, Industrial Development Authority Rev. (UAE Mecklenburg,
LP), 6.5%, 2017                                                                                2,800,000           3,139,668
----------------------------------------------------------------------------------------------------------------------------
New Hampshire Industrial Development Authority, Pollution Control Rev. (CT Light
and Power), 5.9%, 2018                                                                         1,000,000           1,063,870
----------------------------------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority Rev. (Reliant Energy
Seward), "A", 6.75%, 2036                                                                      3,385,000           3,654,412
----------------------------------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.),
"A", 6.1%, 2025                                                                                2,000,000           2,002,620
----------------------------------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.),
"C", 6%, 2029                                                                                  6,845,000           6,854,651
----------------------------------------------------------------------------------------------------------------------------
Pittsylvania County, VA, Industrial Development Authority Rev. (Multi-trade of
Pittsylvania), 7.55%, 2019                                                                    10,000,000          10,310,400
----------------------------------------------------------------------------------------------------------------------------
Pointe Coupee Parish, LA, Pollution Control Rev. (Gulf States Utilities Co.),
6.7%, 2013                                                                                     1,000,000           1,006,450
----------------------------------------------------------------------------------------------------------------------------
Port Morrow, OR, Pollution Control Rev. (Portland General Electric), 5.2%, 2033                1,900,000           2,006,305
----------------------------------------------------------------------------------------------------------------------------
Trinity River Authority, TX, Pollution Control Rev. (TXU Electric Co.), 6.25%, 2028            1,500,000           1,635,885
----------------------------------------------------------------------------------------------------------------------------
West Feliciana Parish, LA, Pollution Control Rev. (Energy Gulf States), 6.6%, 2028             3,335,000           3,383,458
----------------------------------------------------------------------------------------------------------------------------
West Feliciana Parish, LA, Pollution Control Rev. (Gulf States Utilities Co.),
7.7%, 2014                                                                                     2,000,000           2,007,660
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   87,269,565
----------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 0.2%
----------------------------------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency, Catawba Electric Rev., 6.375%, 2013                  $  2,750,000      $    3,087,645
----------------------------------------------------------------------------------------------------------------------------
Southern California Public Power Authority (Transmission Project Rev.), RIBS,
9.688%, 2012++                                                                                   150,000             151,923
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    3,239,568
----------------------------------------------------------------------------------------------------------------------------
Water & Sewer Utility Revenue - 2.2%
----------------------------------------------------------------------------------------------------------------------------
Forsyth County, GA, Water & Sewage Authority, 6.25%, 2010++++                               $  1,000,000      $    1,149,980
----------------------------------------------------------------------------------------------------------------------------
Forsyth County, GA, Water & Sewer Authority Rev., 6.25%, 2010++++                              1,010,000           1,161,480
----------------------------------------------------------------------------------------------------------------------------
Massachusetts Water Resources Authority, RITES, FGIC, 9.646%, 2019+++                            765,000           1,117,099
----------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Authority Rev., RITES, 7.775%, 2009+++++++                             7,585,000           9,239,440
----------------------------------------------------------------------------------------------------------------------------
New York City, NY, Municipal Water & Sewer Finance Authority, Water & Sewer
Systems Rev., "D", 5%, 2038                                                                    2,240,000           2,335,648
----------------------------------------------------------------------------------------------------------------------------
New York City, NY, Municipal Water Finance Authority Rev., "B", 5.75%, 2007++++                8,590,000           9,200,148
----------------------------------------------------------------------------------------------------------------------------
Nueces River Authority, Texas Water Supply Rev. (Corpus Christi Project), FSA,
5%, 2027                                                                                       2,000,000           2,112,780
----------------------------------------------------------------------------------------------------------------------------
Phoenix, AZ, FGIC, 6.25%, 2010++++                                                             1,000,000           1,157,580
----------------------------------------------------------------------------------------------------------------------------
State of Virginia, Clean Water Rev., 5.75%, 2019                                               2,500,000           2,802,350
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   30,276,505
----------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $1,276,140,281)                                                       $1,324,539,601
----------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 1.0%
----------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (Presbyterian University
Hospital), "A", 3%, due 5/05/05                                                             $    130,000      $      130,000
----------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (Presbyterian University
Hospital), "B", 3%, due 5/05/05                                                                  100,000             100,000
----------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (Presbyterian University
Hospital), "D", 3%, due 5/05/05                                                                  500,000             500,000
----------------------------------------------------------------------------------------------------------------------------
Bay Area Toll Authority, California Toll Bridge Rev., "A", 2.94%, due 5/05/05                  1,600,000           1,600,000
----------------------------------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Corp. Rev. (Scott & White Memorial
Hospital), 3.05%, due 5/02/05                                                                    100,000             100,000
----------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Midway Airport Rev., Second Lien, "A", 3.08%, due 5/02/05                           300,000             300,000
----------------------------------------------------------------------------------------------------------------------------
Illinois Development Finance Authority Rev. (Jewish Federation of Metropolitan
Chicago), 3.05%, due 5/02/05                                                                     500,000             500,000
----------------------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (University of Chicago Hospital), 3.05%,
due 5/02/05                                                                                      200,000             200,000
----------------------------------------------------------------------------------------------------------------------------
Jefferson County, AL, Sewer Rev., Capital Improvement Warrants, "A", 3%, due 5/05/05             200,000             200,000
----------------------------------------------------------------------------------------------------------------------------
Massachusetts Central Artery, "A", 3.03%, due 5/02/05                                          2,310,000           2,310,000
----------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Higher Educational Facilities Authority Rev., Capital Assets
Program, "D", 3%, due 5/02/05                                                                    200,000             200,000
----------------------------------------------------------------------------------------------------------------------------
Missouri Development Finance, Board of Cultural Facilities Rev. (Nelson Gallery), "B",
3.05%, due 5/02/05                                                                               200,000             200,000
----------------------------------------------------------------------------------------------------------------------------
Missouri State Health & Educational Facilities Authority Rev., Medical Research
Facilities (Stowers Institute), 3%, due 5/05/05                                                4,200,000           4,200,000
----------------------------------------------------------------------------------------------------------------------------
New York City, NY, "A-4", 3.05%, due 5/02/05                                                     100,000             100,000
----------------------------------------------------------------------------------------------------------------------------
New York City, NY, Municipal Water & Sewer Finance Authority Rev., 3.02%, due 5/02/05            400,000             400,000
----------------------------------------------------------------------------------------------------------------------------
Sacramento, CA, Unified School District, District Certification Partnership, 2.99%,
due 5/05/05                                                                                      100,000             100,000
----------------------------------------------------------------------------------------------------------------------------
San Francisco, CA, City & County Financial Corp., Lease Rev. (Moscone Center
Expansion), 2.99%, due 5/05/05                                                                 1,750,000           1,750,000
----------------------------------------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Authority, 3.02%, due 5/05/05                                  50,000              50,000
----------------------------------------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Authority, 3.02%, due 5/05/05                                 100,000             100,000
----------------------------------------------------------------------------------------------------------------------------
State of California, Department of Water Resources, Power Supply Rev., "C-2", 3%,
due 5/05/05                                                                                      500,000             500,000
----------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at identified cost                                                          $   13,540,000
----------------------------------------------------------------------------------------------------------------------------
Total Investments~ (Identified Cost, $1,289,680,281)                                                          $1,338,079,601
----------------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 1.2%                                                                             16,114,479
----------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                           $1,354,194,080
----------------------------------------------------------------------------------------------------------------------------
   * Non-income producing security - in default.
  ** Interest received was less than stated coupon rate.
   + Restricted security.
  ++ Inverse floating rate security.
++++ Refunded bond.
  ## SEC Rule 144A restriction.
   ~ As of April 30, 2005 one security  representing  $0 and 0% of net assets was fair valued in accordance  with the policies adopted by the Board of Trustees.

The following abbreviations are used in the Portfolio of Investments and are defined:

ETM               = Escrowed to Maturity.

COP               = Certificate of Participation
Insurers
----------------------------------------------------------------------------------------------------------------------------
AMBAC             = AMBAC Indemnity Corp.
FGIC              = Financial Guaranty Insurance Co.
FHA               = Federal Housing Administration
FNMA              = Federal National Mortgage Assn.
FSA               = Financial Security Assurance, Inc.
GNMA              = Government National Mortgage Assn.
MBIA              = Municipal Bond Investors Corp.
PSF               = Permanent School Fund
XLCA              = XL Capital Insurance Co.

Inverse Floaters
----------------------------------------------------------------------------------------------------------------------------
RIBS              = Residual Interest Bonds
RITES             = Residual Interest Tax-Exempt Security
ROLS              = Residual Option Longs

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS MUNICIPAL HIGH INCOME FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 04/30/2005

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund as computed on a federal income tax basis, ar as follows:

Aggregate Cost                                                                              $1,294,789,815
                                                                                            ==============
Gross unrealized appreciation                                                               $   82,049,369
Gross unrealized depreciation                                                                  (38,759,583)
                                                                                            --------------
Net unrealized appreciation(depreciation)                                                   $   43,289,786
                                                                                            ==============

(2) Financial Instruments

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include swap agreements. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Swap Agreements
---------------
Interest Rate Swaps
-------------------
                                   Notional Principal      Cash Flows Paid           Cash Flows            Unrealized
                                       Amount of             by the fund        Received by the Fund      Appreciation
Expiration                             Contract            (trust, series)        (trust, series)        (Depreciation)
-------------------------------------------------------------------------------------------------------------------------
                                                           Fixed - 3 Year BMA     Floating - 7 day
12/1/07                  USD           22,000,000          Swap Index - 2.795%      BMA Swap Index          $  83,358
                                                          Fixed - 20 Year LIBOR  Floating - 3 month
8/17/25                  USD           15,000,000         Swap Index - 4.987%      LIBOR Swap Index          (14,927)
                                                                                                           ---------
                                                                                                           $  68,431
                                                                                                           =========

At April 30, 2005, the fund had sufficient cash and/or securities to cover any commitments under these contracts.

(4) Restricted Securities

At April 30, 2005, the fund owned the following restricted securities which are subject to legal or contractual restrictions on resale, excluding securities issued under Rule 144A, constituting 6.53% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                                                       DATE OF            PAR
DESCRIPTION                                           ACQUISTION         AMOUNT                  COST               VALUE
----------------------------------------------------------------------------------------------------------------------------
Arizona Health Facilities Authority Rev. (The
Terraces Project), 7.75%, 2033                         10/17/2003       2,250,000             $2,210,535         $2,372,737

Chicago, IL, Board of Education, RITES, FGIC,
7.265%, 2020                                             2/9/2000       7,910,000              6,211,881         10,027,665

Chicago, IL, Public Building Commission Rev.,
RITES, FGIC, 9.257%, 2017                               3/10/1999       4,500,000              4,815,180          5,707,890

Chicago, IL, O'Hare International Airport Rev.,
RITES, FSA, 8.206%, 2022                                8/21/2003       6,250,000              6,664,625          7,759,125

Denver, CO, City & County Airport Rev., RITES,
AMBAC, 8.69%, 2017                                      8/28/2000       2,500,000              2,683,700          3,028,250

Essex County, NJ, RITES, FGIC, 8.411%, 2020             3/20/2000       6,000,000              5,968,080          7,571,880

Houston, TX, Independent School District, RITES,
PSF, 7.275%, 2017                                       2/26/1999       5,000,000              5,249,100          5,713,000

Los Angeles, CA, RITES, FGIC, 7.285%, 2015              7/21/1999       5,310,000              5,563,924          6,770,038

Massachusetts Industrial Finance Agency Rev
(Metro Health Foundation, Inc.), 6.75%, 2027           11/24/1997       5,720,000              5,720,000          5,685,623

Massachusetts Water Resources Authority, RITES,
FGIC, 9.646%, 2019                                      3/16/2000         765,000                904,780          1,117,099

Michigan Municipal Bond Authority Rev., RITES,
7.775%, 2009                                            2/23/2000       7,585,000              6,633,841          9,239,440

New Jersey Economic Development Authority,
Economic Development Rev. (Holt Hauling &
Warehousing), 8.4%, 2015                                1/31/1997       4,000,000              4,197,120          2,080,560

New Jersey Economic Development Authority,
Economic Development Rev. (Holt Hauling &
Warehousing), 8.6%, 2017                                1/31/1997       8,000,000              8,415,520          4,160,800

New Jersey Turnpike Authority, RITES, MBIA,
7.545%, 2020                                            4/19/2000       5,000,000              4,637,900          5,705,800

State of Florida, Board of Education, RITES, FGIC,
7.295%, 2012                                            2/25/2002       1,500,000              1,756,860          1,856,340

State of Florida, Board of Education, RITES, FGIC,
7.295%, 2013                                            2/25/2002       5,000,000              5,791,400          6,243,900

State of Florida, Department of Transportation,
RITES, 6.775%, 2017                                      4/9/1999       2,300,000              2,332,844          2,624,806

State of Massachusetts, ROLS, 7.649%, 2011              8/28/2001       2,000,000              2,226,440          2,456,880

Texas Housing & Community Board (Harbors &
Plumtree), 10%, 2026                                   10/31/1996       1,660,000              1,660,000          1,585,516

                                                                                                                 $91,707,349


(C)2005 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 4/30/05

MFS(R) High Yield
Opportunities Fund


                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

Visit MFS.COM for the latest information about your investment.

o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.

o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.

o Week in Review provides a look at key events influencing U.S. and global financial markets for the week.

o MFS Global Perspective is a commentary and analysis of markets around the globe.

o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus, annual, and semiannual reports for each fund can be accessed by clicking "Funds, prospectuses, fact sheets" on the home page. Week in Review, MFS Global Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements."

The portfolio is actively managed, and current holdings may be different.

MFS High Yield Opportunities Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 04/30/2005

ISSUER                                                                                        PAR AMOUNT             $ VALUE
----------------------------------------------------------------------------------------------------------------------------
BONDS - 91.7%
----------------------------------------------------------------------------------------------------------------------------
ADVERTISING & BROADCASTING - 5.0%
----------------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                                                  $  1,537,000      $    1,463,993
----------------------------------------------------------------------------------------------------------------------------
DIRECTV Holdings LLC, 8.375%, 2013                                                                98,000             106,085
----------------------------------------------------------------------------------------------------------------------------
Echostar DBS Corp., 6.375%, 2011                                                               1,500,000           1,481,250
----------------------------------------------------------------------------------------------------------------------------
Granite Broadcasting Corp., 9.75%, 2010                                                        3,775,000           3,444,688
----------------------------------------------------------------------------------------------------------------------------
Innova S. de R.L., 9.375%, 2013                                                                  800,000             875,000
----------------------------------------------------------------------------------------------------------------------------
Intelsat Ltd., 6.5%, 2013                                                                        530,000             420,025
----------------------------------------------------------------------------------------------------------------------------
Intelsat Ltd., 8.625%, 2015##                                                                  1,260,000           1,278,900
----------------------------------------------------------------------------------------------------------------------------
Intelsat Ltd., 0% to 2010, 9.25% to 2015##                                                     1,050,000             635,250
----------------------------------------------------------------------------------------------------------------------------
LBI Media Holdings, Inc., 0% to 2008, 11% to 2013                                              4,375,000           3,188,281
----------------------------------------------------------------------------------------------------------------------------
Panamsat Holding Corp., 0% to 2009, 10.375% to 2014##                                          4,185,000           2,678,400
----------------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 0% to 2006, 12.25% to 2009                                        3,075,000           2,859,750
----------------------------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc., 8.875%, 2011                                                                   2,615,000           2,706,525
----------------------------------------------------------------------------------------------------------------------------
Spanish Broadcasting System, Inc., 9.625%, 2009                                                1,600,000           1,674,000
----------------------------------------------------------------------------------------------------------------------------
Worldspan LP, 9.0244%, 2011##                                                                  2,670,000           2,269,500
----------------------------------------------------------------------------------------------------------------------------
XM Satellite Radio Holdings Inc., 0% to 2005, 14% to 2009                                      1,096,899           1,113,352
----------------------------------------------------------------------------------------------------------------------------
XM Satellite Radio, Inc., 12%, 2010                                                              901,000           1,027,140
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   27,222,139
----------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 0.8%
----------------------------------------------------------------------------------------------------------------------------
Argo Tech Corp., 9.25%, 2011                                                                $    875,000      $      936,250
----------------------------------------------------------------------------------------------------------------------------
BE Aerospace, Inc., 8.875%, 2011                                                               2,665,000           2,684,988
----------------------------------------------------------------------------------------------------------------------------
TransDigm Holding Co., 8.375%, 2011                                                              715,000             729,300
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    4,350,538
----------------------------------------------------------------------------------------------------------------------------
AIRLINES - 1.0%
----------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.9%, 2017                                                      $    267,735      $      207,055
----------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.748%, 2017                                                         531,386             410,046
----------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.795%, 2020                                                       1,734,022           1,422,079
----------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.566%, 2020                                                         292,993             238,206
----------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 8.307%, 2018                                                       1,155,177             927,414
----------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.568%, 2006                                                       2,500,000           2,034,304
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    5,239,104
----------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 1.4%
----------------------------------------------------------------------------------------------------------------------------
Levi Strauss & Co., 9.75%, 2015##                                                           $  4,160,000      $    3,972,800
----------------------------------------------------------------------------------------------------------------------------
Propex Fabrics, Inc., 10%, 2012                                                                3,605,000           3,424,750
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    7,397,550
----------------------------------------------------------------------------------------------------------------------------
ASSET BACKED & SECURITIZED - 3.1%
----------------------------------------------------------------------------------------------------------------------------
Anthracite CDO Ltd., 6%, 2037##                                                             $  1,500,000      $    1,345,050
----------------------------------------------------------------------------------------------------------------------------
ARCap, Inc., 6.1%, 2045##                                                                      1,025,662             942,474
----------------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., 7.525%, 2029                                                       1,073,128             973,864
----------------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., 8.7805%, 2029##                                                    2,300,000           2,017,082
----------------------------------------------------------------------------------------------------------------------------
Crest Ltd., 7%, 2040##                                                                           993,500             960,008
----------------------------------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 7.5%, 2031                                            850,000             795,363
----------------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, FRN, 3.8089%, 2023^^                                                2,285,740             398,976
----------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., 6.02%, 2033                                           750,000             712,875
----------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.9549%, 2028^^                        6,990,560             223,020
----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 1.5982%, FRN, 2014^^##                                         4,926,790             418,777
----------------------------------------------------------------------------------------------------------------------------
Preferred Term Securities VII Ltd., 8.7%, 2032##?                                              1,050,000             855,750
----------------------------------------------------------------------------------------------------------------------------
Preferred Term Securities XII Ltd., 9.8%, 2033##?                                              1,775,000           1,837,125
----------------------------------------------------------------------------------------------------------------------------
Preferred Term Securities XVI Ltd., 13.75%, 2034##?                                            3,250,000           3,435,250
----------------------------------------------------------------------------------------------------------------------------
Preferred Term Securities XVII Ltd., 9.3%, 2035##?                                             1,813,000           1,840,195
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   16,755,809
----------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 2.6%
----------------------------------------------------------------------------------------------------------------------------
Advanced Accessory Systems LLC, 10.75%, 2011                                                $    310,000      $      220,100
----------------------------------------------------------------------------------------------------------------------------
Affinia Group, Inc., 9%, 2014##                                                                1,100,000             979,000
----------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 5.625%, 2008                                                              860,000             811,148
----------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.125%, 2008                                                    685,000             660,093
----------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 5.125%, 2008                                                    685,000             638,499
----------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.75%, 2014                                                     995,000             833,551
----------------------------------------------------------------------------------------------------------------------------
General Motors Corp., 8.375%, 2033                                                             3,735,000           2,843,007
----------------------------------------------------------------------------------------------------------------------------
INTERMET Corp., 9.75%, 2009                                                                    2,025,000           1,012,500
----------------------------------------------------------------------------------------------------------------------------
Metaldyne Corp., 11%, 2012                                                                     3,465,000           2,633,400
----------------------------------------------------------------------------------------------------------------------------
Metaldyne Corp., 10%, 2013##                                                                     295,000             250,750
----------------------------------------------------------------------------------------------------------------------------
Navistar International Corp., 7.5%, 2011                                                       1,500,000           1,417,500
----------------------------------------------------------------------------------------------------------------------------
TRW Automotive, Inc., 11%, 2013                                                                1,076,000           1,156,700
----------------------------------------------------------------------------------------------------------------------------
TRW Automotive, Inc., 9.375%, 2013                                                               397,000             410,895
----------------------------------------------------------------------------------------------------------------------------
TRW Automotive, Inc., 11.75%, 2013                                                        EUR    117,000             171,613
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   14,038,756
----------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 1.2%
----------------------------------------------------------------------------------------------------------------------------
ATF Bank Kazakstan, 9.25%, 2012##                                                           $  1,400,000      $    1,386,294
----------------------------------------------------------------------------------------------------------------------------
Banco Mercantil del Norte S.A., FRN, 5.875%, 2014##                                              800,000             800,000
----------------------------------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 10.125%, 2007##                                                  153,000             165,393
----------------------------------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 8.5%, 2013##                                                     210,000             216,300
----------------------------------------------------------------------------------------------------------------------------
RS Finance, 8.125%, 2008##                                                                     1,387,000           1,393,935
----------------------------------------------------------------------------------------------------------------------------
Turanalem Finance B.V., 8%, 2014##                                                             1,522,000           1,497,268
----------------------------------------------------------------------------------------------------------------------------
VTB Capital S.A., 7.5%, 2011                                                                   1,066,000           1,125,483
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    6,584,673
----------------------------------------------------------------------------------------------------------------------------
BASIC INDUSTRY - 0.4%
----------------------------------------------------------------------------------------------------------------------------
Thermadyne Holdings Corp., 12.5%, 2008**                                                    $    120,000      $            0
----------------------------------------------------------------------------------------------------------------------------
Thermadyne Holdings Corp., 9.25%, 2014                                                           630,000             582,750
----------------------------------------------------------------------------------------------------------------------------
Trimas Corp., 9.875%, 2012                                                                     1,306,000           1,286,410
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    1,869,160
----------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 4.6%
----------------------------------------------------------------------------------------------------------------------------
Cablevision Systems Corp., 8%, 2012##                                                       $  1,195,000      $    1,192,013
----------------------------------------------------------------------------------------------------------------------------
Charter Communications, Inc., 8.625%, 2009                                                     3,105,000           2,243,363
----------------------------------------------------------------------------------------------------------------------------
Charter Communications, Inc., 9.92%, 2011                                                      9,000,000           6,345,000
----------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 8.125%, 2009                                                                 680,000             697,000
----------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 6.75%, 2012##                                                                715,000             691,763
----------------------------------------------------------------------------------------------------------------------------
FrontierVision Holdings LP, 11.875%, 2007**                                                      550,000             742,500
----------------------------------------------------------------------------------------------------------------------------
Frontiervision Operating Partners LP, 11%, 2006**                                                795,000           1,049,400
----------------------------------------------------------------------------------------------------------------------------
Grande Communications, 14%, 2011                                                               1,695,000           1,695,000
----------------------------------------------------------------------------------------------------------------------------
Kabel Deutschland, 10.625%, 2014##                                                             1,635,000           1,724,925
----------------------------------------------------------------------------------------------------------------------------
Mediacom Broadband LLC, 9.5%, 2013                                                             2,350,000           2,250,125
----------------------------------------------------------------------------------------------------------------------------
Mediacom Broadband LLC, 11%, 2013                                                              1,060,000           1,113,000
----------------------------------------------------------------------------------------------------------------------------
Renaissance Media LLC, 10%, 2008                                                               1,055,000           1,066,869
----------------------------------------------------------------------------------------------------------------------------
Rogers Cable, Inc., 8.75%, 2032                                                                  975,000           1,072,500
----------------------------------------------------------------------------------------------------------------------------
Telenet Group Holdings N.V., 0% to 2008, 11.5% to 2014                                         4,220,000           3,212,475
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   25,095,933
----------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 0.1%
----------------------------------------------------------------------------------------------------------------------------
Refco Finance Holdings LLC, 9%, 2012##                                                      $    635,000      $      685,800
----------------------------------------------------------------------------------------------------------------------------

BUILDING - 1.8%
----------------------------------------------------------------------------------------------------------------------------
Building Materials Corp. of America, 7.75%, 2005                                            $    635,000      $      635,000
----------------------------------------------------------------------------------------------------------------------------
Building Materials Corp. of America, 8%, 2007                                                  1,000,000             990,000
----------------------------------------------------------------------------------------------------------------------------
Building Materials Corp. of America, 7.75%, 2014                                               1,675,000           1,622,656
----------------------------------------------------------------------------------------------------------------------------
Goodman Global Holdings, Inc., 7.875%, 2012##                                                  1,715,000           1,509,200
----------------------------------------------------------------------------------------------------------------------------
Interface, Inc., 10.375%, 2010                                                                   864,000             924,480
----------------------------------------------------------------------------------------------------------------------------
Interface, Inc., 9.5%, 2014                                                                      850,000             850,000
----------------------------------------------------------------------------------------------------------------------------
Nortek Holdings, Inc., 8.5%, 2014                                                                544,000             481,440
----------------------------------------------------------------------------------------------------------------------------
Nortek Holdings, Inc., 0% to 2009, 10.75% to 2014##                                            5,733,000           2,866,500
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    9,879,276
----------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 1.1%
----------------------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc., 6.45%, 2029                                                      $  1,815,000      $    1,531,406
----------------------------------------------------------------------------------------------------------------------------
Northern Telecom Corp., 6.875%, 2023                                                             695,000             635,925
----------------------------------------------------------------------------------------------------------------------------
Northern Telecom Corp., 7.875%, 2026                                                             410,000             407,950
----------------------------------------------------------------------------------------------------------------------------
Telcordia Technologies, Inc., 10%, 2013##                                                      1,790,000           1,727,350
----------------------------------------------------------------------------------------------------------------------------
Xerox Corp., 7.625%, 2013                                                                      1,500,000           1,601,250
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    5,903,881
----------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 4.5%
----------------------------------------------------------------------------------------------------------------------------
ARCO Chemical Co., 9.8%, 2020                                                               $    630,000      $      696,150
----------------------------------------------------------------------------------------------------------------------------
Crystal U.S. Holdings LLC, 0% to 2009, 10.5% to 2014##                                         3,474,000           2,258,100
----------------------------------------------------------------------------------------------------------------------------
Crystal U.S. Holdings LLC, 0% to 2010, 10% to 2014##                                           1,015,000             680,050
----------------------------------------------------------------------------------------------------------------------------
Equistar Chemicals LP, 10.625%, 2011                                                           1,405,000           1,566,575
----------------------------------------------------------------------------------------------------------------------------
Huntsman International LLC, 10.125%, 2009                                                      1,620,000           1,680,750
----------------------------------------------------------------------------------------------------------------------------
Huntsman International LLC, 7.375%, 2015##                                                       520,000             518,700
----------------------------------------------------------------------------------------------------------------------------
IMC Global, Inc., 10.875%, 2013                                                                  470,000             554,600
----------------------------------------------------------------------------------------------------------------------------
KI Holdings, Inc., 0% to 2009, 9.875% to 2014##                                                4,096,000           2,416,640
----------------------------------------------------------------------------------------------------------------------------
Kronos International, Inc., 8.875%, 2009                                                  EUR     55,000              75,012
----------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co., 9.5%, 2008                                                           $  1,000,000           1,066,250
----------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co., 11.125%, 2012                                                             800,000             914,000
----------------------------------------------------------------------------------------------------------------------------
Nalco Co., 7.75%, 2011                                                                           355,000             362,100
----------------------------------------------------------------------------------------------------------------------------
Nalco Co., 8.875%, 2013                                                                          320,000             328,000
----------------------------------------------------------------------------------------------------------------------------
Nalco Finance Holdings LLC, 0% to 2009, 9% to 2014                                             1,401,000           1,029,735
----------------------------------------------------------------------------------------------------------------------------
Nova Chemicals Corp., 6.5%, 2012                                                               1,000,000           1,011,250
----------------------------------------------------------------------------------------------------------------------------
Polypore, Inc., 8.75%, 2012                                                                    1,305,000           1,102,725
----------------------------------------------------------------------------------------------------------------------------
Resolution Performance Products LLC, 13.5%, 2010                                               2,320,000           2,511,400
----------------------------------------------------------------------------------------------------------------------------
Rhodia S.A., 8.875%, 2011                                                                      4,040,000           3,777,400
----------------------------------------------------------------------------------------------------------------------------
Rockwood Specialties Group, Inc., 10.625%, 2011                                                1,500,000           1,644,375
----------------------------------------------------------------------------------------------------------------------------
Rockwood Specialties Group, Inc., 7.5%, 2014##                                                   180,000             174,600
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   24,368,412
----------------------------------------------------------------------------------------------------------------------------
CONGLOMERATES - 0.2%
----------------------------------------------------------------------------------------------------------------------------
Invensys PLC, 9.875%, 2011##                                                                $  1,250,000      $    1,237,500
----------------------------------------------------------------------------------------------------------------------------

CONSTRUCTION - 0.4%
----------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 8%, 2009                                                                 $  1,000,000      $    1,086,227
----------------------------------------------------------------------------------------------------------------------------
Technical Olympic USA, Inc., 7.5%, 2011                                                          400,000             372,000
----------------------------------------------------------------------------------------------------------------------------
Technical Olympic USA, Inc., 9%, 2010                                                            460,000             473,800
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    1,932,027
----------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 3.3%
----------------------------------------------------------------------------------------------------------------------------
Bombardier Recreational Products, Inc., 8.375%, 2013                                        $  1,075,000      $    1,123,375
----------------------------------------------------------------------------------------------------------------------------
Church & Dwight Co., Inc., 6%, 2012##                                                            675,000             654,750
----------------------------------------------------------------------------------------------------------------------------
Integrated Electrical Services, Inc., 9.375%, 2009                                             1,795,000           1,427,025
----------------------------------------------------------------------------------------------------------------------------
K2, Inc., 7.375%, 2014                                                                         1,170,000           1,190,475
----------------------------------------------------------------------------------------------------------------------------
Leiner Health Products, Inc., 11%, 2012                                                          620,000             654,100
----------------------------------------------------------------------------------------------------------------------------
Remington Arms Co., Inc., 10.5%, 2011                                                            395,000             375,250
----------------------------------------------------------------------------------------------------------------------------
Revlon Consumer Products Corp., 9.5%, 2011##                                                   5,665,000           5,452,563
----------------------------------------------------------------------------------------------------------------------------
Safilo Capital International S.A., 9.625%, 2013##                                         EUR  3,865,000           4,972,903
----------------------------------------------------------------------------------------------------------------------------
Samsonite Corp., 8.875%, 2011                                                               $  1,465,000           1,508,950
----------------------------------------------------------------------------------------------------------------------------
Werner Holding Co., Inc., 10%, 2007                                                              875,000             608,125
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   17,967,516
----------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 1.6%
----------------------------------------------------------------------------------------------------------------------------
Crown European Holdings S.A., 10.875%, 2013                                                 $  1,830,000      $    2,090,775
----------------------------------------------------------------------------------------------------------------------------
Greif, Inc., 8.875%, 2012                                                                        540,000             575,100
----------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.875%, 2009                                               685,000             729,525
----------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.25%, 2013                                                765,000             810,900
----------------------------------------------------------------------------------------------------------------------------
Owens-Illinois, Inc., 7.8%, 2018                                                                 785,000             783,038
----------------------------------------------------------------------------------------------------------------------------
Plastipak Holdings, Inc., 10.75%, 2011                                                           755,000             822,950
----------------------------------------------------------------------------------------------------------------------------
Pliant Corp., 13%, 2010                                                                        1,055,000             791,250
----------------------------------------------------------------------------------------------------------------------------
Pliant Corp., 13%, 2010                                                                        1,000,000             750,000
----------------------------------------------------------------------------------------------------------------------------
Pliant Corp., 0% to 2006, 11.125% to 2009                                                      1,020,000             902,700
----------------------------------------------------------------------------------------------------------------------------
Portola Packaging, Inc., 8.25%, 2012                                                             870,000             578,550
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    8,834,788
----------------------------------------------------------------------------------------------------------------------------
DEFENSE ELECTRONICS - 0.2%
----------------------------------------------------------------------------------------------------------------------------
L-3 Communications Holdings, Inc., 6.125%, 2014                                             $  1,065,000      $    1,046,363
----------------------------------------------------------------------------------------------------------------------------

ELECTRONICS - 0%
----------------------------------------------------------------------------------------------------------------------------
Magnachip Semiconductor S.A., 8%, 2014##                                                    $    160,000      $      138,400
----------------------------------------------------------------------------------------------------------------------------
Emerging Market Quasi-Sovereign - 2.8%
----------------------------------------------------------------------------------------------------------------------------
Gaz Capital S.A., 8.625%, 2034                                                              $  2,720,000      $    3,117,664
----------------------------------------------------------------------------------------------------------------------------
Gazprom OAO, 9.625%, 2013                                                                      3,580,000           4,197,550
----------------------------------------------------------------------------------------------------------------------------
Gazprom OAO, 8.625%, 2034##                                                                    1,975,000           2,266,313
----------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625%, 2022                                               1,418,000           1,641,335
----------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 9.5%, 2027##                                               2,401,000           2,984,443
----------------------------------------------------------------------------------------------------------------------------
Petroliam Nasional Berhad, 7.75%, 2015                                                           733,000             888,636
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   15,095,941
----------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET SOVEREIGN - 9.8%
----------------------------------------------------------------------------------------------------------------------------
Central Bank of Dominican Republic, 9.5%, 2006                                              $    832,000      $      817,440
----------------------------------------------------------------------------------------------------------------------------
Dominican Republic, 9.04%, 2013                                                                  628,000             576,190
----------------------------------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 4.25%, 2024                                                        1,617,000           1,471,470
----------------------------------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 8%, 2014                                                          12,220,463          12,182,213
----------------------------------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 8.875%, 2024                                                       1,066,000           1,039,350
----------------------------------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 8.875%, 2019                                                       4,456,000           4,411,440
----------------------------------------------------------------------------------------------------------------------------
Republic of Argentina, 8%, 2008**                                                         EUR  1,715,000             650,949
----------------------------------------------------------------------------------------------------------------------------
Republic of Argentina, 10%, 2007**                                                        EUR  3,570,000           1,355,036
----------------------------------------------------------------------------------------------------------------------------
Republic of Argentina, FRN, 3.01%, 2012                                                     $  5,489,000           4,569,593
----------------------------------------------------------------------------------------------------------------------------
Republic of Colombia, 10.75%, 2013                                                               822,000             931,737
----------------------------------------------------------------------------------------------------------------------------
Republic of Colombia, 11.75%, 2020                                                               774,000             940,410
----------------------------------------------------------------------------------------------------------------------------
Republic of Ecuador, 8%, 2030                                                                    766,000             612,800
----------------------------------------------------------------------------------------------------------------------------
Republic of El Salvador, 8.25%, 2032                                                           1,475,000           1,519,250
----------------------------------------------------------------------------------------------------------------------------
Republic of Panama, 9.375%, 2029                                                               2,069,000           2,441,420
----------------------------------------------------------------------------------------------------------------------------
Republic of Panama, 9.375%, 2023                                                               1,779,000           2,090,325
----------------------------------------------------------------------------------------------------------------------------
Republic of Panama, 8.875%, 2027                                                                 719,000             805,280
----------------------------------------------------------------------------------------------------------------------------
Republic of Peru, 9.125%, 2012                                                                   319,000             365,255
----------------------------------------------------------------------------------------------------------------------------
Republic of Peru, 8.75%, 2033                                                                    783,000             826,065
----------------------------------------------------------------------------------------------------------------------------
Republic of Philippines, 9.375%, 2017                                                          1,740,000           1,844,400
----------------------------------------------------------------------------------------------------------------------------
Republic of South Africa, 8.5%, 2017                                                             599,000             742,760
----------------------------------------------------------------------------------------------------------------------------
Republic of Turkey, 11.875%, 2030                                                                909,000           1,190,790
----------------------------------------------------------------------------------------------------------------------------
Republic of Turkey, 8%, 2034                                                                   2,433,000           2,323,515
----------------------------------------------------------------------------------------------------------------------------
Republic of Turkey, 7.25%, 2015                                                                1,411,000           1,368,670
----------------------------------------------------------------------------------------------------------------------------
Republic of Ukraine, 7.65%, 2013                                                                 775,000             829,250
----------------------------------------------------------------------------------------------------------------------------
Republic of Venezeula, 8.5%, 2014                                                              2,451,000           2,414,235
----------------------------------------------------------------------------------------------------------------------------
Russian Federation, 3%, 2008                                                                   1,449,000           1,349,454
----------------------------------------------------------------------------------------------------------------------------
Russian Federation, 5% to 2007, 7.5% to 2030                                                     274,000             291,317
----------------------------------------------------------------------------------------------------------------------------
Russian Ministry of Finance, 12.75%, 2028                                                      1,004,000           1,715,736
----------------------------------------------------------------------------------------------------------------------------
State of Qatar, 9.75%, 2030                                                                      976,000           1,459,120
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   53,135,470
----------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 2.0%
----------------------------------------------------------------------------------------------------------------------------
Belden & Blake Corp., 8.75%, 2012                                                           $  3,245,000      $    2,936,725
----------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.875%, 2016                                                          2,765,000           2,751,175
----------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 7%, 2014                                                                427,000             437,675
----------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.375%, 2015##                                                          635,000             622,300
----------------------------------------------------------------------------------------------------------------------------
Encore Acquisition Co., 6.25%, 2014                                                            1,395,000           1,346,175
----------------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co., 6.625%, 2014                                                         1,055,000           1,044,450
----------------------------------------------------------------------------------------------------------------------------
Plains Exploration & Production Co., 7.125%, 2014                                              1,490,000           1,549,600
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   10,688,100
----------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 0.5%
----------------------------------------------------------------------------------------------------------------------------
Amerada Hess Corp., 7.3%, 2031                                                              $  1,470,000      $    1,680,291
----------------------------------------------------------------------------------------------------------------------------
Siberian Oil Co., 10.75%, 2009                                                                   633,000             704,023
----------------------------------------------------------------------------------------------------------------------------
Tyumen Oil Co., 11%, 2007                                                                        289,000             320,429
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    2,704,743
----------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 2.0%
----------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 8.625%, 2012##                                                     $  1,000,000      $    1,037,500
----------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 9.5%, 2011                                                              396,000             392,040
----------------------------------------------------------------------------------------------------------------------------
AMF Bowling Worldwide, Inc., 10%, 2010                                                           385,000             385,000
----------------------------------------------------------------------------------------------------------------------------
Loews Cineplex Entertainment Corp., 9%, 2014##                                                 1,955,000           1,876,800
----------------------------------------------------------------------------------------------------------------------------
Marquee Holdings, Inc., 0% to 2009, 12% to 2014##                                              2,585,000           1,667,325
----------------------------------------------------------------------------------------------------------------------------
Six Flags, Inc., 9.75%, 2013                                                                   4,170,000           3,648,750
----------------------------------------------------------------------------------------------------------------------------
Universal City Florida Holding Co., 8.375%, 2010##                                             1,760,000           1,786,400
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   10,793,815
----------------------------------------------------------------------------------------------------------------------------
FOOD & NON-ALCOHOLIC BEVERAGES - 1.4%
----------------------------------------------------------------------------------------------------------------------------
Burns, Philp & Co. Ltd., 9.75%, 2012                                                        $  1,805,000      $    1,967,450
----------------------------------------------------------------------------------------------------------------------------
Chaoda Modern Agriculture Holdings, 7.75%, 2010##                                              2,911,000           2,678,120
----------------------------------------------------------------------------------------------------------------------------
Cosan S.A., 9%, 2009##                                                                           320,000             320,000
----------------------------------------------------------------------------------------------------------------------------
Merisant Co., 9.5%, 2013##                                                                       905,000             737,575
----------------------------------------------------------------------------------------------------------------------------
Michael Foods, Inc., 8%, 2013                                                                    750,000             768,750
----------------------------------------------------------------------------------------------------------------------------
United Biscuits Finance PLC, 10.625%, 2011                                                EUR    650,000             857,231
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    7,329,126
----------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 3.8%
----------------------------------------------------------------------------------------------------------------------------
Abitibi-Consolidated, Inc., 8.55%, 2010                                                     $  2,000,000      $    1,925,000
----------------------------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8%, 2010                                                             875,000             857,500
----------------------------------------------------------------------------------------------------------------------------
Corporacion Durango S.A. de C.V., 7.5%, 2012                                                   1,520,650           1,277,346
----------------------------------------------------------------------------------------------------------------------------
Georgia-Pacific Corp., 9.375%, 2013                                                            2,315,000           2,578,331
----------------------------------------------------------------------------------------------------------------------------
Georgia-Pacific Corp., 7.75%, 2029                                                             2,100,000           2,173,500
----------------------------------------------------------------------------------------------------------------------------
Graphic Packaging International, Inc., 9.5%, 2013                                              1,105,000           1,099,475
----------------------------------------------------------------------------------------------------------------------------
JSG Funding LLC, 11.5%, 2015#,##                                                          EUR  3,229,073           3,586,119
----------------------------------------------------------------------------------------------------------------------------
MDP Acquisitions PLC, 9.625%, 2012                                                          $    755,000             747,450
----------------------------------------------------------------------------------------------------------------------------
Newark Group, Inc., 9.75%, 2014                                                                3,240,000           3,191,400
----------------------------------------------------------------------------------------------------------------------------
NewPage Corp., 12%, 2013##                                                                     1,280,000           1,228,800
----------------------------------------------------------------------------------------------------------------------------
Norske Skog Canada Ltd., 7.375%, 2014                                                            645,000             606,300
----------------------------------------------------------------------------------------------------------------------------
Sino-Forest Corp., 9.125%, 2011##                                                                333,000             348,818
----------------------------------------------------------------------------------------------------------------------------
Stone Container Corp., 7.375%, 2014                                                              840,000             772,800
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   20,392,839
----------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 3.9%
----------------------------------------------------------------------------------------------------------------------------
Aztar Corp., 7.875%, 2014                                                                   $  1,000,000      $    1,047,500
----------------------------------------------------------------------------------------------------------------------------
Boyd Gaming Corp., 6.75%, 2014                                                                 2,000,000           1,970,000
----------------------------------------------------------------------------------------------------------------------------
Caesars Entertainment, Inc., 8.125%, 2011                                                      2,000,000           2,240,000
----------------------------------------------------------------------------------------------------------------------------
Grupo Posadas S.A. de C.V., 8.75%, 2011##                                                        202,000             214,120
----------------------------------------------------------------------------------------------------------------------------
Grupo Posadas S.A. de C.V., 8.75%, 2011##                                                        216,000             228,960
----------------------------------------------------------------------------------------------------------------------------
Herbst Gaming, Inc., 7%, 2014##                                                                  150,000             147,000
----------------------------------------------------------------------------------------------------------------------------
Host Marriott LP, 7.125%, 2013                                                                 1,045,000           1,058,063
----------------------------------------------------------------------------------------------------------------------------
Mandalay Resort Group, 9.375%, 2010                                                            1,000,000           1,095,000
----------------------------------------------------------------------------------------------------------------------------
Meristar Hospitality Corp., 10.5%, 2009                                                          310,000             325,500
----------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.375%, 2011                                                                 2,455,000           2,608,438
----------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 5.875%, 2014                                                                 1,975,000           1,849,094
----------------------------------------------------------------------------------------------------------------------------
NCL Corp., 11.625%, 2014##                                                                     2,140,000           2,193,500
----------------------------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc., 6.75%, 2015##                                                        915,000             876,113
----------------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.75%, 2013                                                        300,000             301,500
----------------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.25%, 2012                                                      1,145,000           1,122,100
----------------------------------------------------------------------------------------------------------------------------
Resorts International Hotel & Casino, Inc., 11.5%, 2009                                        1,600,000           1,820,000
----------------------------------------------------------------------------------------------------------------------------
Scientific Games Corp., 6.25%, 2012##                                                            295,000             289,100
----------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012                                        1,500,000           1,644,375
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   21,030,363
----------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL - 2.1%
----------------------------------------------------------------------------------------------------------------------------
Amsted Industries, Inc., 10.25%, 2011##                                                     $  1,365,000      $    1,460,550
----------------------------------------------------------------------------------------------------------------------------
Da Lite Screen Co., Inc., 9.5%, 2011                                                             895,000             977,788
----------------------------------------------------------------------------------------------------------------------------
General Binding Corp., 9.375%, 2008                                                            1,480,000           1,487,400
----------------------------------------------------------------------------------------------------------------------------
JohnsonDiversey Holding, Inc., "B", 9.625%, 2012                                                 925,000             938,875
----------------------------------------------------------------------------------------------------------------------------
JohnsonDiversey Holdings, Inc., 0% to 2007, 10.67% to 2013                                     2,560,000           2,022,400
----------------------------------------------------------------------------------------------------------------------------
Knowledge Learning Corp., 7.75%, 2015##                                                          815,000             774,250
----------------------------------------------------------------------------------------------------------------------------
Milacron Escrow Corp., 11.5%, 2011                                                             2,665,000           2,851,550
----------------------------------------------------------------------------------------------------------------------------
Williams Scotsman, Inc., 9.875%, 2007                                                          1,035,000           1,016,888
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   11,529,701
----------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 2.1%
----------------------------------------------------------------------------------------------------------------------------
Case New Holland, Inc., 9.25%, 2011##                                                       $  1,425,000      $    1,453,500
----------------------------------------------------------------------------------------------------------------------------
Columbus McKinnon Corp., 8.5%, 2008                                                            1,370,000           1,370,000
----------------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc., 10.375%, 2011                                                        EUR    835,000           1,184,474
----------------------------------------------------------------------------------------------------------------------------
Sun Sage B.V., 8.25%, 2009##                                                                $    750,000             777,225
----------------------------------------------------------------------------------------------------------------------------
Sunstate Equipment Co. LLC, 10.5%, 2013##                                                      1,810,000           1,823,575
----------------------------------------------------------------------------------------------------------------------------
United Rentals, Inc., 7.75%, 2013                                                              4,680,000           4,387,500
----------------------------------------------------------------------------------------------------------------------------
United Rentals, Inc., 7%, 2014                                                                   565,000             508,500
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   11,504,774
----------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 3.4%
----------------------------------------------------------------------------------------------------------------------------
CDRV Investors, Inc., 0% to 2010, 9.625% to 2015##                                          $  3,455,000      $    1,796,600
----------------------------------------------------------------------------------------------------------------------------
DaVita, Inc., 6.625%, 2013##                                                                     860,000             851,400
----------------------------------------------------------------------------------------------------------------------------
DaVita, Inc., 7.25%, 2015##                                                                    1,000,000             972,500
----------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 7.875%, 2011                                                                        2,000,000           2,177,276
----------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 6.375%, 2015                                                                          740,000             742,670
----------------------------------------------------------------------------------------------------------------------------
Healthsouth Corp., 8.5%, 2008                                                                    600,000             600,000
----------------------------------------------------------------------------------------------------------------------------
HealthSouth Corp., 7.625%, 2012                                                                  485,000             465,600
----------------------------------------------------------------------------------------------------------------------------
InSight Health Services Corp., 9.875%, 2011                                                    2,480,000           2,356,000
----------------------------------------------------------------------------------------------------------------------------
Select Medical Corp., 7.625%, 2015##                                                           1,170,000           1,149,525
----------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp., 6.5%, 2012                                                             1,495,000           1,382,875
----------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp., 9.875%, 2014                                                           3,095,000           3,180,113
----------------------------------------------------------------------------------------------------------------------------
U.S. Oncology, Inc., 10.75%, 2014                                                              2,050,000           2,203,750
----------------------------------------------------------------------------------------------------------------------------
Universal Hospital Services, Inc., 10.125%, 2011                                                 700,000             708,750
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   18,587,059
----------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 0.6%
----------------------------------------------------------------------------------------------------------------------------
Warner Chilcott Corp., 8.75%, 2015##                                                        $  3,055,000      $    2,993,900
----------------------------------------------------------------------------------------------------------------------------

METALS & MINING - 0.9%
----------------------------------------------------------------------------------------------------------------------------
Doe Run Resources Corp., 11.75%, 2008#                                                      $  3,154,553      $    2,902,188
----------------------------------------------------------------------------------------------------------------------------
Foundation PA Coal Co., 7.25%, 2014                                                              830,000             852,825
----------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 5.875%, 2016                                                             1,000,000             970,000
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    4,725,013
----------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 2.2%
----------------------------------------------------------------------------------------------------------------------------
ANR Pipeline Co., 9.625%, 2021                                                              $  1,415,000      $    1,748,016
----------------------------------------------------------------------------------------------------------------------------
ANR Pipeline Co., 8.875%, 2010                                                                   210,000             227,797
----------------------------------------------------------------------------------------------------------------------------
Colorado Interstate Gas Co., 5.95%, 2015##                                                       230,000             221,950
----------------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7%, 2011                                                                 4,755,000           4,493,475
----------------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.75%, 2013                                                              1,575,000           1,586,813
----------------------------------------------------------------------------------------------------------------------------
Intergas Finance B.V., 6.875%, 2011##                                                          1,337,000           1,350,370
----------------------------------------------------------------------------------------------------------------------------
Markwest Energy Partners LP, 6.875%, 2014##                                                      760,000             744,800
----------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc., 7.125%, 2011                                                              1,600,000           1,668,000
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   12,041,221
----------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 0.5%
----------------------------------------------------------------------------------------------------------------------------
GulfMark Offshore, Inc., 7.75%, 2014##                                                      $  1,000,000      $    1,010,000
----------------------------------------------------------------------------------------------------------------------------
Hanover Compressor Co., 9%, 2014                                                               1,120,000           1,178,800
----------------------------------------------------------------------------------------------------------------------------
Ocean Rig Norway S.A., 10.25%, 2008                                                              650,000             663,000
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    2,851,800
----------------------------------------------------------------------------------------------------------------------------
OILS - 0.3%
----------------------------------------------------------------------------------------------------------------------------
Hurricane Finance B.V., 9.625%, 2010                                                        $  1,160,000      $    1,252,800
----------------------------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 7.75%, 2012                                                        240,000             258,000
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    1,510,800
----------------------------------------------------------------------------------------------------------------------------
POLLUTION CONTROL - 0.4%
----------------------------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 6.125%, 2014                                              $  2,320,000      $    2,030,000
----------------------------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 7.875%, 2013                                                    20,000              19,450
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    2,049,450
----------------------------------------------------------------------------------------------------------------------------
PRECIOUS METALS & Minerals - 0.3%
----------------------------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., 6.875%, 2014                                          $  1,876,000      $    1,763,440
----------------------------------------------------------------------------------------------------------------------------

PRINTING & PUBLISHING - 2.1%
----------------------------------------------------------------------------------------------------------------------------
Cenveo Corp., 7.875%, 2013                                                                  $  1,250,000      $    1,171,875
----------------------------------------------------------------------------------------------------------------------------
Dex Media East LLC, 12.125%, 2012                                                                650,000             764,563
----------------------------------------------------------------------------------------------------------------------------
Dex Media West LLC, 9.875%, 2013                                                                 610,000             677,100
----------------------------------------------------------------------------------------------------------------------------
Dex Media, Inc., 0% to 2008, 9% to 2013                                                        2,340,000           1,755,000
----------------------------------------------------------------------------------------------------------------------------
Dex Media, Inc., 0% to 2008, 9% to 2013                                                        1,495,000           1,121,250
----------------------------------------------------------------------------------------------------------------------------
Hollinger, Inc., 12.875%, 2011##                                                                 821,000             890,785
----------------------------------------------------------------------------------------------------------------------------
Houghton Mifflin Co., 0% to 2008, 11.5% to 2013                                                2,615,000           1,738,975
----------------------------------------------------------------------------------------------------------------------------
Lighthouse International Co. S.A., 8%, 2014##                                             EUR  1,200,000           1,528,540
----------------------------------------------------------------------------------------------------------------------------
Mail-Well Corp., 9.625%, 2012                                                               $    520,000             553,800
----------------------------------------------------------------------------------------------------------------------------
WDAC Subsidiary Corp., 8.375%, 2014##                                                          1,295,000           1,175,213
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   11,377,101
----------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 0.5%
----------------------------------------------------------------------------------------------------------------------------
Carrols Holdings Corp., 9%, 2013##                                                          $  1,210,000      $    1,240,250
----------------------------------------------------------------------------------------------------------------------------
Uno Restarant Corp., 10%, 2011##                                                               1,645,000           1,628,550
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    2,868,800
----------------------------------------------------------------------------------------------------------------------------
RETAILERS - 2.3%
----------------------------------------------------------------------------------------------------------------------------
Buhrmann U.S., Inc., 7.875%, 2015##                                                         $    940,000      $      916,500
----------------------------------------------------------------------------------------------------------------------------
Couche-Tard, Inc., 7.5%, 2013                                                                  1,430,000           1,465,750
----------------------------------------------------------------------------------------------------------------------------
Dollar General Corp., 8.625%, 2010                                                             1,535,000           1,703,850
----------------------------------------------------------------------------------------------------------------------------
Duane Reade, Inc., 9.75%, 2011                                                                 1,980,000           1,702,800
----------------------------------------------------------------------------------------------------------------------------
Eye Care Centers of America, Inc., 10.75%, 2015##                                              1,945,000           1,808,850
----------------------------------------------------------------------------------------------------------------------------
Finlay Fine Jewelry Corp., 8.375%, 2012                                                          925,000             814,000
----------------------------------------------------------------------------------------------------------------------------
Mothers Work, Inc., 11.25%, 2010                                                               1,355,000           1,355,000
----------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp., 9.25%, 2013                                                                      505,000             469,650
----------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp., 6.875%, 2013                                                                   1,665,000           1,436,063
----------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp., 7.7%, 2027                                                                       905,000             696,850
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   12,369,313
----------------------------------------------------------------------------------------------------------------------------
STEEL - 0.1%
----------------------------------------------------------------------------------------------------------------------------
AK Steel Holding Corp., 7.75%, 2012                                                         $    855,000      $      760,950
----------------------------------------------------------------------------------------------------------------------------
Northwest Steel, 9.5%, 2001**                                                                     20,000                   0
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $      760,950
----------------------------------------------------------------------------------------------------------------------------
SUPERMARKETS - 0.2%
----------------------------------------------------------------------------------------------------------------------------
Roundy's, Inc., 8.875%, 2012                                                                $    775,000      $      802,125
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $      802,125
----------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 4.8%
----------------------------------------------------------------------------------------------------------------------------
Alamosa Holdings, Inc., 0% to 2005, 12% to 2009                                             $    978,000      $    1,066,020
----------------------------------------------------------------------------------------------------------------------------
American Tower Corp., 7.125%, 2012                                                               665,000             660,013
----------------------------------------------------------------------------------------------------------------------------
American Tower Corp., 9.375%, 2009                                                               189,000             197,741
----------------------------------------------------------------------------------------------------------------------------
American Towers, Inc., 7.25%, 2011                                                               365,000             374,125
----------------------------------------------------------------------------------------------------------------------------
Centennial Communications Corp., 10.125%, 2013                                                 2,460,000           2,687,550
----------------------------------------------------------------------------------------------------------------------------
Crown Castle International Corp., 7.5%, 2013                                                     840,000             894,600
----------------------------------------------------------------------------------------------------------------------------
Dobson Cellular Systems, Inc., 9.875%, 2012##                                                    350,000             353,500
----------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., 8.875%, 2013                                                      1,225,000             998,375
----------------------------------------------------------------------------------------------------------------------------
Dolphin Telecom, 11.5%, 2008**                                                                   775,000                   0
----------------------------------------------------------------------------------------------------------------------------
Inmarsat Finance II PLC, 0% to 2008, 10.375% to 2012                                           3,245,000           2,401,300
----------------------------------------------------------------------------------------------------------------------------
IWO Escrow Co., FRN, 6.32%, 2012##                                                               155,000             155,000
----------------------------------------------------------------------------------------------------------------------------
MetroPCS, Inc., 10.75%, 2011                                                                   1,665,000           1,939,725
----------------------------------------------------------------------------------------------------------------------------
Mobile TeleSystems OJSC, 9.75%, 2008##                                                           333,000             359,640
----------------------------------------------------------------------------------------------------------------------------
Mobile TeleSystems OJSC, 8.375%, 2010##                                                          272,000             278,800
----------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 7.375%, 2015                                                      1,220,000           1,299,300
----------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 5.95%, 2014                                                       5,965,000           6,039,563
----------------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 7.5%, 2015                                                                570,000             584,963
----------------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 6.375%, 2014                                                              640,000             612,800
----------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.75%, 2010                                                              2,818,000           2,550,290
----------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.875%, 2010                                                               100,000             100,250
----------------------------------------------------------------------------------------------------------------------------
U.S. Unwired, Inc., 10%, 2012                                                                    980,000           1,075,550
----------------------------------------------------------------------------------------------------------------------------
Ubiquitel Operating Co., 9.875%, 2011                                                            965,000           1,044,613
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   25,673,718
----------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELINE - 4.2%
----------------------------------------------------------------------------------------------------------------------------
AT&T Corp., 9.05%, 2011                                                                     $    223,000      $      254,499
----------------------------------------------------------------------------------------------------------------------------
Axtel S.A. de C.V., 11%, 2013                                                                    914,000             945,990
----------------------------------------------------------------------------------------------------------------------------
Axtel S.A. de C.V., 11%, 2013##                                                                1,000,000           1,035,000
----------------------------------------------------------------------------------------------------------------------------
Cincinnati Bell, Inc., 8.375%, 2014                                                            1,175,000           1,119,188
----------------------------------------------------------------------------------------------------------------------------
Cincinnati Bell, Inc., 8.375%, 2014##                                                            235,000             223,838
----------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25%, 2011                                                       1,225,000           1,326,063
----------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 6.25%, 2013                                                         560,000             522,200
----------------------------------------------------------------------------------------------------------------------------
Esprit Telecom, 10.875%, 2008**                                                                   20,000                   0
----------------------------------------------------------------------------------------------------------------------------
GCI, Inc., 7.25%, 2014                                                                         1,325,000           1,262,063
----------------------------------------------------------------------------------------------------------------------------
Global Crossing Ltd., 10.75%, 2014##                                                             770,000             700,700
----------------------------------------------------------------------------------------------------------------------------
Hawaiian Telcom Communications, Inc., 9.75%, 2013##                                              800,000             795,000
----------------------------------------------------------------------------------------------------------------------------
Hawaiian Telcom Communications, Inc., 12.5%, 2015##                                            1,560,000           1,544,400
----------------------------------------------------------------------------------------------------------------------------
MCI, Inc., 6.908%, 2007                                                                          740,000             751,100
----------------------------------------------------------------------------------------------------------------------------
MCI, Inc., 7.688%, 2009                                                                          825,000             851,813
----------------------------------------------------------------------------------------------------------------------------
Qwest Capital Funding, Inc., 7.25%, 2011                                                       1,415,000           1,266,425
----------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 9.125%, 2012##                                                                    1,370,000           1,452,200
----------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 7.875%, 2011##                                                                    1,400,000           1,421,000
----------------------------------------------------------------------------------------------------------------------------
Qwest Services Corp., 14%, 2010##                                                              4,190,000           4,713,750
----------------------------------------------------------------------------------------------------------------------------
Teligent, Inc., 11.5%, 2007**                                                                    175,000                   0
----------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., 10.125%, 2011                                                115,000             106,950
----------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., 9.25%, 2014                                                1,275,000           1,160,250
----------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., 9.25%, 2014##                                              1,185,000           1,078,350
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   22,530,779
----------------------------------------------------------------------------------------------------------------------------
TIRE & RUBBER - 0.2%
----------------------------------------------------------------------------------------------------------------------------
Cooper-Standard Automotive, Inc., 8.375%, 2014##                                            $  1,495,000      $    1,091,350
----------------------------------------------------------------------------------------------------------------------------

TRANSPORTATION - SERVICES - 0.4%
----------------------------------------------------------------------------------------------------------------------------
Stena AB, 7.5%, 2013                                                                        $    615,000      $      587,325
----------------------------------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 10.25%, 2007                                                                   292,000             309,520
----------------------------------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 9.375%, 2012##                                                               1,330,000           1,336,650
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    2,233,495
----------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 4.6%
----------------------------------------------------------------------------------------------------------------------------
AES Corp., 8.75%, 2013##                                                                    $    325,000      $      351,813
----------------------------------------------------------------------------------------------------------------------------
AES Corp., 9%, 2015##                                                                          1,285,000           1,400,650
----------------------------------------------------------------------------------------------------------------------------
Allegheny Energy Supply Co. LLC, 8.25%, 2012##                                                 1,530,000           1,629,450
----------------------------------------------------------------------------------------------------------------------------
Calpine Corp., 8.75%, 2013##                                                                   3,400,000           2,346,000
----------------------------------------------------------------------------------------------------------------------------
Calpine Corp., 8.5%, 2008                                                                      2,730,000           1,365,000
----------------------------------------------------------------------------------------------------------------------------
DPL, Inc., 6.875%, 2011                                                                          755,000             804,075
----------------------------------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc., 6.875%, 2011                                                              845,000             699,238
----------------------------------------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                               997,000           1,125,111
----------------------------------------------------------------------------------------------------------------------------
Enersis S.A., 7.375%, 2014                                                                       782,000             823,995
----------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 6.45%, 2011                                                                 1,095,000           1,176,023
----------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 7.375%, 2031                                                                1,030,000           1,213,896
----------------------------------------------------------------------------------------------------------------------------
Midwest Generation LLC, 8.75%, 2034                                                            2,150,000           2,343,500
----------------------------------------------------------------------------------------------------------------------------
Mission Energy Holding Co., 13.5%, 2008                                                        1,275,000           1,494,938
----------------------------------------------------------------------------------------------------------------------------
NGC Corp. Capital Trust, 8.316%, 2027                                                          1,975,000           1,382,500
----------------------------------------------------------------------------------------------------------------------------
NorthWestern Corp., 5.875%, 2014##                                                             1,225,000           1,244,758
----------------------------------------------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 8.625%, 2008                                                           760,000             798,000
----------------------------------------------------------------------------------------------------------------------------
PSEG Power LLC, 7.75%, 2011                                                                      815,000             935,676
----------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc., 6.75%, 2014                                                                530,000             469,050
----------------------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.25%, 2010                                                             785,000             802,663
----------------------------------------------------------------------------------------------------------------------------
Sierra Pacific Resources, 8.625%, 2014                                                         1,540,000           1,632,400
----------------------------------------------------------------------------------------------------------------------------
Texas Genco LLC, 6.875%, 2014##                                                                1,105,000           1,082,900
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $   25,121,636
----------------------------------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $499,832,836)                                                                   $  496,104,447
----------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                            SHARES             $ VALUE
----------------------------------------------------------------------------------------------------------------------------
STOCKS - 2.1%
----------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 0%
----------------------------------------------------------------------------------------------------------------------------
Sind Holdings, Inc. +*                                                                               385      $       40,425
----------------------------------------------------------------------------------------------------------------------------

AUTOMOTIVE - 0.8%
----------------------------------------------------------------------------------------------------------------------------
Magna International, Inc., "A"                                                                    73,650      $    4,502,225
----------------------------------------------------------------------------------------------------------------------------
Oxford Automotive*                                                                                    29                   0
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    4,502,225
----------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 0.4%
----------------------------------------------------------------------------------------------------------------------------
NTL, Inc.*                                                                                        12,137      $      776,525
----------------------------------------------------------------------------------------------------------------------------
Ono Finance*                                                                                         175                   0
----------------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., "A"                                                               75,683             579,732
----------------------------------------------------------------------------------------------------------------------------
Telewest Global, Inc.*                                                                            30,109             558,221
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    1,914,478
----------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 0%
----------------------------------------------------------------------------------------------------------------------------
Cybernet*                                                                                             20      $            0
----------------------------------------------------------------------------------------------------------------------------

ENGINEERING - CONSTRUCTION - 0.1%
----------------------------------------------------------------------------------------------------------------------------
Intergrated Electrical Services, Inc.*                                                           265,000      $      397,500
----------------------------------------------------------------------------------------------------------------------------

FOREST & PAPER PRODUCTS - 0%
----------------------------------------------------------------------------------------------------------------------------
Corporacion Durango S.A. de C.V.*                                                                 59,987      $       37,805
----------------------------------------------------------------------------------------------------------------------------

NATURAL GAS - DISTRIBUTION - 0.5%
----------------------------------------------------------------------------------------------------------------------------
Ferrell Gas Partners LP                                                                           40,712      $      861,059
----------------------------------------------------------------------------------------------------------------------------
Northwestern Corp.                                                                                71,764           2,011,522
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    2,872,581
----------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 0.2%
----------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                                                 31,600      $    1,071,240
----------------------------------------------------------------------------------------------------------------------------

SPECIALTY CHEMICALS - 0%
----------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc.*                                                                              7      $          210
----------------------------------------------------------------------------------------------------------------------------

TELECOMMUNICATIONS - WIRELESS - 0.1%
----------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR                                                                           22,318      $      583,393
----------------------------------------------------------------------------------------------------------------------------

TELEPHONE SERVICES - 0%
----------------------------------------------------------------------------------------------------------------------------
GT Group Telecom*                                                                                    750      $            0
----------------------------------------------------------------------------------------------------------------------------
VersaTel Telecom International N.V.*                                                               2,616               5,939
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $        5,939
----------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $13,663,564)                                                                   $   11,425,796
----------------------------------------------------------------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS - 0.1%
----------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0.1%
----------------------------------------------------------------------------------------------------------------------------
General Motors Corp., 5.25%                                                                       29,738      $      492,759
----------------------------------------------------------------------------------------------------------------------------
Total Convertible Preferred Stocks (Identified Cost, $515,583)                                                $      492,759
----------------------------------------------------------------------------------------------------------------------------

PREFERRED STOCKS - 0.7%
----------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 0.6%
----------------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 14.25%                                                                  142      $    1,050,800
----------------------------------------------------------------------------------------------------------------------------
Spanish Broadcasting Systems, Inc., "B", 10.75%                                                    1,924           2,068,300
----------------------------------------------------------------------------------------------------------------------------
                                                                                                              $    3,119,100
----------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.1%
----------------------------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc., 8.625%                                                                             5,050      $      489,850
----------------------------------------------------------------------------------------------------------------------------

REAL ESTATE - 0%
----------------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust, "B", 8.75%                                                                  1,375      $       36,520
----------------------------------------------------------------------------------------------------------------------------

TELEPHONE SERVICES - 0%
----------------------------------------------------------------------------------------------------------------------------
PTV, Inc., "A", 10%                                                                                   12      $           37
----------------------------------------------------------------------------------------------------------------------------
Total Preferred Stocks (Identified Cost, $3,743,429)                                                          $    3,645,507
----------------------------------------------------------------------------------------------------------------------------

WARRANTS - 0%
----------------------------------------------------------------------------------------------------------------------------
ISSUER, STRIKE PRICE, FIRST EXERCISE DATE
----------------------------------------------------------------------------------------------------------------------------
Grande Communications Holdings, $0.01, 10/01/04 (Broadcast & Cable TV)*                            1,695                 170
----------------------------------------------------------------------------------------------------------------------------
Metricom, $87.00, 8/15/00 (Telecommunications - Wireline)*                                           225                   0
----------------------------------------------------------------------------------------------------------------------------
Pliant Corp., $0.01, 5/25/00 (Containers)##*                                                         815                   8
----------------------------------------------------------------------------------------------------------------------------
Sirius Satellite, $24.92, 8/13/99 (Advertising & Broadcasting)*                                      300                   0
----------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc., $52.00, 12/31/02 (Specialty Chemicals)*                                     11                  18
----------------------------------------------------------------------------------------------------------------------------
Thermadyne Holdings Corp., $20.78, 5/29/03 (Machinery & Tools)*                                      338                  68
----------------------------------------------------------------------------------------------------------------------------
XM Satellite Radio, Inc., $45.24, 9/16/00 (Broadcast & Cable TV)*                                    300              18,000
----------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc., "A", $6.25, 5/27/03 (Telephone Services)*                                   470                 165
----------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc., "B", $7.50, 5/27/03 (Telephone Services)*                                   352                  77
----------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc., "C", $10.00, 5/27/03 (Telephone Services)*                                  352                  47
----------------------------------------------------------------------------------------------------------------------------
Total Warrants (Identified Cost, $143,262)                                                                    $       18,553
----------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                        PAR AMOUNT             $ VALUE
----------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATION - 3.7%
----------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 2.95%, due 5/02/05, at Amortized Cost<                      $ 20,282,000      $   20,280,338
----------------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENT - 0%
----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 2.95%, dated 04/29/05, due 05/02/05, total to be received $5,001
(secured by various U.S. Treasury and Federal Agency obligations in a jointly traded
account), at Cost                                                                           $      5,000      $        5,000

Total Investments ~ (Identified Cost, $538,183,617)                                                           $  531,972,400
----------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 1.7%                                                                              9,151,400
----------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                           $  541,123,800
----------------------------------------------------------------------------------------------------------------------------

** Non-income producing security - In default.
 # Payment - in - kind security.
## SEC Rule 144A restriction.
^^ Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
 ~ As of April 30, 2005 the fund had 13 securities representing $46,364 and 0.01% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.
 < The rate shown represents an annualized yield at time of purchase.
 + Restricted Security.
 ? The rate shown represents a current effective yield.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar.
A list of abbreviations is shown below
      EUR= Euro
      SEK= Swedish Krona

Abbreviations:
FRN = Floating Rate Note


Country weighting percentages of portfolio holdings based on total net assets as of April 30, 2005, are as follows:

-------------------------------------
United States                    74.7
-------------------------------------
Brazil                            3.6
-------------------------------------
Russia                            3.2
-------------------------------------
Canada                            2.3
-------------------------------------
Mexico                            2.2
-------------------------------------
United Kingdom                    1.6
-------------------------------------
Luxembourg                        1.2
-------------------------------------
Argentina                         1.2
-------------------------------------
Kazakhstan                        1.1
-------------------------------------
Other                             8.9
-------------------------------------


See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS HIGH YIELD OPPORTUNITIES FUND
SUPPLEMENTAL SCHEDULES (UNAUDITED) 04/30/2005

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                                           $ 539,233,481
                                                                                         =============
Gross unrealized appreciation                                                            $ 14,226,430
Gross unrealized depreciation                                                             (21,487,511)
                                                                                         -------------
Net unrealized appreciation(depreciation)                                                $ (7,261,081)
                                                                                         =============

(2) Financial Instruments

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Forward Foreign Currency Exchange Contracts

                                                                                                        NET UNREALIZED
                                        CONTRACTS TO                               CONTRACTS             APPRECIATION
SETTLEMENT DATE                        DELIVER/RECEIVE    IN EXCHANGE FOR           AT VALUE            (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------------
SALES
-----
6/8/2005-6/27/2005 EUR                 12,132,356         $ 15,664,070            $ 15,628,846             $ 35,222

PURCHASES
---------
6/22/2005 EUR                          855,927            $  1,101,785             $ 1,102,948             $  1,163
5/6/2005 SEK                           313,806                  46,384               43,937                  (2,447)
                                                          $  1,148,169             $ 1,146,885             $ (1,284)

At April 30, 2005, the fund had sufficient cash and/or securities to cover any commitments under these contracts.

(3) Restricted Securities

At April 30, 2005, the fund owned the following restricted security which is subject to legal or contractual restrictions on resale, excluding securities issued under Rule 144A, constituting 0.01% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                                                 DATE OF              SHARE
DESCRIPTION                                    ACQUISTION             AMOUNT                  COST                 VALUE
----------------------------------------------------------------------------------------------------------------------------
Sind Holdings, Inc.                            6/21/1996              385                $    143,208          $   40,425


(C)2005 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (the "Act")) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST III
            -------------------------------------------------------------------


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President

Date: June 23, 2005
      -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* ROBERT J. MANNING
                          -----------------------------------------------------
                          Robert J. Manning, President (Principal Executive Officer)

Date: June 23, 2005
      -------------

By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 23, 2005
      -------------

* Print name and title of each signing officer under his or her signature.